UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Address of principal executive offices) (Zip code)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Name and address of agent for service)

215-330-4476
Registrant’s telephone number, including area code

Date of fiscal year end: June 30, 2026

Date of reporting period: December 31, 2025

Item 1. Report to Stockholders.

(a)

Fund Name: Strive 1000 Dividend Growth ETF Ticker: STXD Listed on: New York Stock Exchange	December 31, 2025 Semi-Annual Shareholder Report https://www.strivefunds.com/stxd

This semi-annual shareholder report contains important information about the Strive 1000 Dividend Growth ETF (the “Fund”) for the period of July 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at https://www.strivefunds.com/stxd. You can also request this information by contacting us at (215) 330-4476.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$18	0.35%

KEY FUND STATISTICS (as of Period End)
Net Assets	$51,467,027	Portfolio Turnover Rate*	1%
# of Portfolio Holdings	202	Advisory Fees Paid	$92,916
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Financials	25.7%
Information Technology	22.8%
Health Care	17.2%
Industrials	14.8%
Consumer Staples	6.4%
Consumer Discretionary	6.3%
Materials	2.7%
Real Estate	2.1%
Utilities	1.6%
Energy	0.1%
Communication Services	0.1%
Cash and Cash Equivalents	0.2%

TOP 10 HOLDINGS (as a % of Net Assets)
Eli Lilly & Co.	5.4%
JPMorgan Chase & Co.	5.1%
Broadcom, Inc.	5.1%
Microsoft Corp.	4.6%
Visa, Inc. - Class A	3.5%
Mastercard, Inc. - Class A	2.7%
AbbVie, Inc.	2.4%
Costco Wholesale Corp.	2.2%
Bank of America Corp.	2.2%
Home Depot, Inc.	2.0%

Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.strivefunds.com/stxd. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Semi-Annual Shareholder Report: December 31, 2025

Fund Name: Strive 1000 Growth ETF Ticker: STXG Listed on: New York Stock Exchange	December 31, 2025 Semi-Annual Shareholder Report https://www.strivefunds.com/stxg

This semi-annual shareholder report contains important information about the Strive 1000 Growth ETF (the “Fund”) for the period of July 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at https://www.strivefunds.com/stxg. You can also request this information by contacting us at (215) 330-4476.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$10	0.18%

KEY FUND STATISTICS (as of Period End)
Net Assets	$142,875,507	Portfolio Turnover Rate*	6%
# of Portfolio Holdings	706	Advisory Fees Paid	$127,386
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Information Technology	41.3%
Communication Services	12.3%
Consumer Discretionary	12.2%
Financials	10.1%
Industrials	9.3%
Health Care	6.4%
Consumer Staples	3.4%
Real Estate	1.9%
Materials	1.3%
Utilities	0.9%
Energy	0.6%
Cash and Cash Equivalents	0.3%

TOP 10 HOLDINGS (as a % of Net Assets)
NVIDIA Corp.	9.4%
Apple, Inc.	8.6%
Microsoft Corp.	7.8%
Amazon.com, Inc.	4.8%
Alphabet, Inc. - Class A	3.8%
Broadcom, Inc.	3.5%
Meta Platforms, Inc. - Class A	3.1%
Alphabet, Inc. - Class C	3.1%
Tesla, Inc.	2.8%
Eli Lilly & Co.	2.0%

Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.strivefunds.com/stxg. You can also request information by calling (215) 330-4476.

Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Semi-Annual Shareholder Report: December 31, 2025

Fund Name: Strive 1000 Value ETF Ticker: STXV Listed on: New York Stock Exchange	December 31, 2025 Semi-Annual Shareholder Report https://www.strivefunds.com/stxv

This semi-annual shareholder report contains important information about the Strive 1000 Value ETF (the “Fund”) for the period of July 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at https://www.strivefunds.com/stxv. You can also request this information by contacting us at (215) 330-4476.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$10	0.18%

KEY FUND STATISTICS (as of Period End)
Net Assets	$68,884,519	Portfolio Turnover Rate*	12%
# of Portfolio Holdings	706	Advisory Fees Paid	$60,779
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Financials	21.9%
Health Care	19.5%
Information Technology	9.8%
Energy	9.4%
Industrials	8.6%
Consumer Staples	7.8%
Utilities	6.1%
Consumer Discretionary	5.5%
Communication Services	4.7%
Materials	3.9%
Real Estate	2.5%
Cash and Cash Equivalents	0.3%

TOP 10 HOLDINGS (as a % of Net Assets)
Exxon Mobil Corp.	3.0%
Johnson & Johnson	2.6%
Bank of America Corp.	2.3%
Micron Technology, Inc.	2.0%
UnitedHealth Group, Inc.	1.8%
AbbVie, Inc.	1.6%
Merck & Co., Inc.	1.6%
Wells Fargo & Co.	1.6%
Chevron Corp.	1.4%
Citigroup, Inc.	1.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.strivefunds.com/stxv. You can also request information by calling (215) 330-4476.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Semi-Annual Shareholder Report: December 31, 2025

Fund Name: Strive 500 ETF Ticker: STRV Listed on: New York Stock Exchange	December 31, 2025 Semi-Annual Shareholder Report https://www.strivefunds.com/strv

This semi-annual shareholder report contains important information about the Strive 500 ETF (the “Fund”) for the period of July 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at https://www.strivefunds.com/strv. You can also request this information by contacting us at (215) 330-4476.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$3	0.05%

KEY FUND STATISTICS (as of Period End)
Net Assets	$1,017,174,096	Portfolio Turnover Rate*	1%
# of Portfolio Holdings	508	Advisory Fees Paid	$273,858
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Information Technology	34.3%
Financials	13.2%
Communication Services	10.8%
Consumer Discretionary	10.4%
Health Care	9.8%
Industrials	8.2%
Consumer Staples	4.6%
Energy	2.9%
Utilities	2.2%
Materials	1.8%
Real Estate	1.7%
Cash and Cash Equivalents	0.1%

TOP 10 HOLDINGS (as a % of Net Assets)
NVIDIA Corp.	7.4%
Apple, Inc.	6.7%
Microsoft Corp.	6.1%
Amazon.com, Inc.	3.8%
Alphabet, Inc. - Class A	3.1%
Broadcom, Inc.	2.7%
Alphabet, Inc. - Class C	2.5%
Meta Platforms, Inc. - Class A	2.4%
Tesla, Inc.	2.2%
Eli Lilly & Co.	1.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.strivefunds.com/strv. You can also request information by calling (215) 330-4476.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Semi-Annual Shareholder Report: December 31, 2025

Fund Name: Strive Emerging Markets Ex-China ETF Ticker: STXE Listed on: New York Stock Exchange	December 31, 2025 Semi-Annual Shareholder Report https://www.strivefunds.com/stxe

This semi-annual shareholder report contains important information about the Strive Emerging Markets Ex-China ETF (the “Fund”) for the period of July 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at https://www.strivefunds.com/stxe. You can also request this information by contacting us at (215) 330-4476.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$18	0.32%

KEY FUND STATISTICS (as of Period End)
Net Assets	$108,519,656	Portfolio Turnover Rate*	11%
# of Portfolio Holdings	218	Advisory Fees Paid	$162,989
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Information Technology	38.8%
Financials	27.5%
Materials	7.5%
Industrials	5.3%
Consumer Discretionary	4.7%
Communication Services	4.2%
Energy	3.9%
Consumer Staples	2.9%
Utilities	2.4%
Health Care	1.7%
Real Estate	0.7%
Cash and Cash Equivalents	0.4%

TOP 10 COUNTRY WEIGHTING (as a % of Net Assets)
Taiwan	27.0%
India	21.9%
South Korea	19.4%
Brazil	5.5%
Saudi Arabia	5.3%
South Africa	4.7%
Mexico	3.2%
United Arab Emirates	2.0%
Thailand	1.6%
Poland	1.4%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.strivefunds.com/stxe. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Semi-Annual Shareholder Report: December 31, 2025

Fund Name: Strive Enhanced Income Short Maturity ETF Ticker: BUXX Listed on: New York Stock Exchange	December 31, 2025 Semi-Annual Shareholder Report https://www.strivefunds.com/buxx

This semi-annual shareholder report contains important information about the Strive Enhanced Income Short Maturity ETF (the “Fund”) for the period of July 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at https://www.strivefunds.com/buxx. You can also request this information by contacting us at (215) 330-4476.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$13	0.25%

KEY FUND STATISTICS (as of Period End)
Net Assets	$321,553,087	Portfolio Turnover Rate*	36%
# of Portfolio Holdings	301	Advisory Fees Paid	$392,923
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

INVESTMENT WEIGHTING (as a % of Net Assets)
Asset-Backed Securities	32.8%
Corporate Bonds	27.0%
Collateralized Mortgage Obligations	16.2%
Collateralized Loan Obligations	13.7%
Mortgage-Backed Securities	4.5%
Money Market Funds	4.4%
U.S. Treasury Bills	2.8%
Cash and Cash Equivalents	(1.4)%

Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.strivefunds.com/buxx. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Semi-Annual Shareholder Report: December 31, 2025

Fund Name: Strive International Developed Markets ETF Ticker: STXI Listed on: New York Stock Exchange	December 31, 2025 Semi-Annual Shareholder Report https://www.strivefunds.com/stxi

This semi-annual shareholder report contains important information about the Strive International Developed Markets ETF (the “Fund”) for the period of July 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at https://www.strivefunds.com/stxi. You can also request this information by contacting us at (215) 330-4476.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$15	0.29%

KEY FUND STATISTICS (as of Period End)
Net Assets	$21,873,432	Portfolio Turnover Rate*	6%
# of Portfolio Holdings	243	Advisory Fees Paid	$29,198
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Financials	30.5%
Industrials	16.4%
Health Care	11.1%
Consumer Discretionary	8.9%
Information Technology	8.9%
Consumer Staples	6.5%
Materials	6.2%
Energy	4.9%
Communication Services	3.0%
Utilities	2.7%
Real Estate	0.5%
Cash and Cash Equivalents	0.4%

TOP 10 COUNTRY WEIGHTING (as a % of Net Assets)
Japan	18.1%
United Kingdom	14.1%
Canada	12.9%
France	10.4%
Switzerland	10.2%
Germany	9.5%
Australia	5.0%
Netherlands	4.6%
Spain	3.4%
Italy	2.7%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.strivefunds.com/stxi. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Semi-Annual Shareholder Report: December 31, 2025

Fund Name: Strive Mid-Cap ETF Ticker: STXM Listed on: New York Stock Exchange	December 31, 2025 Semi-Annual Shareholder Report https://www.strivefunds.com/stxm

This semi-annual shareholder report contains important information about the Strive Mid-Cap ETF (the “Fund”) for the period of July 1, 2025 to December 31, 2025 (the “Period”). You can https://www.strivefunds.com/stxm. You can also request this information by contacting us at (215) 330-4476.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$9	0.18%

KEY FUND STATISTICS (as of Period End)
Net Assets	$21,090,974	Portfolio Turnover Rate*	17%
# of Portfolio Holdings	403	Advisory Fees Paid	$17,983
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Industrials	24.9%
Information Technology	15.3%
Financials	14.2%
Consumer Discretionary	10.7%
Health Care	10.1%
Real Estate	6.8%
Consumer Staples	4.7%
Materials	4.7%
Communication Services	3.2%
Energy	2.5%
Utilities	2.4%
Cash and Cash Equivalents	0.5%

TOP 10 HOLDINGS (as a % of Net Assets)
Sandisk Corp./DE	0.9%
Ciena Corp.	0.9%
Coherent Corp.	0.8%
Lumentum Holdings, Inc.	0.7%
AerCap Holdings NV	0.7%
KeyCorp.	0.6%
Flex Ltd.	0.6%
Credo Technology Group Holding Ltd.	0.6%
Pure Storage, Inc. - Class A	0.6%
Curtiss-Wright Corp.	0.6%

Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.strivefunds.com/stxm. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Semi-Annual Shareholder Report: December 31, 2025

Fund Name: Strive Natural Resources and Security ETF Ticker: FTWO Listed on: New York Stock Exchange	December 31, 2025 Semi-Annual Shareholder Report https://www.strivefunds.com/ftwo

This semi-annual shareholder report contains important information about the Strive Natural Resources and Security ETF (the “Fund”) for the period of July 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at https://www.strivefunds.com/ftwo. You can also request this information by contacting us at (215) 330-4476.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$26	0.49%

KEY FUND STATISTICS (as of Period End)
Net Assets	$55,382,848	Portfolio Turnover Rate*	14%
# of Portfolio Holdings	51	Advisory Fees Paid	$117,963
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Industrials	32.7%
Materials	29.4%
Energy	24.6%
Utilities	12.1%
Consumer Staples	1.0%
Cash and Cash Equivalents	0.2%

TOP 10 HOLDINGS (as a % of Net Assets)
Constellation Energy Corp.	9.8%
Deere & Co.	9.3%
Exxon Mobil Corp.	7.2%
General Electric Co.	5.0%
Newmont Corp.	4.5%
Chevron Corp.	4.1%
RTX Corp.	4.0%
Corteva, Inc.	3.6%
Cameco Corp.	3.6%
Agnico Eagle Mines Ltd.	3.5%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.strivefunds.com/ftwo. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Semi-Annual Shareholder Report: December 31, 2025

Fund Name: Strive Small-Cap ETF Ticker: STXK Listed on: New York Stock Exchange	December 31, 2025 Semi-Annual Shareholder Report https://www.strivefunds.com/stxk

This semi-annual shareholder report contains important information about the Strive Small-Cap ETF (the “Fund”) for the period of July 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at https://www.strivefunds.com/stxk. You can also request this information by contacting us at (215) 330-4476.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$10	0.18%

KEY FUND STATISTICS (as of Period End)
Net Assets	$65,219,043	Portfolio Turnover Rate*	19%
# of Portfolio Holdings	594	Advisory Fees Paid	$58,038
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Financials	18.4%
Information Technology	15.2%
Industrials	14.4%
Health Care	13.6%
Consumer Discretionary	11.9%
Real Estate	7.7%
Materials	5.6%
Energy	4.7%
Utilities	3.3%
Communication Services	2.7%
Consumer Staples	2.1%
Cash and Cash Equivalents	0.4%

TOP 10 HOLDINGS (as a % of Net Assets)
Guardant Health, Inc.	0.6%
Hecla Mining Co.	0.6%
Coeur Mining, Inc.	0.5%
Avidity Biosciences, Inc.	0.5%
Arrowhead Pharmaceuticals, Inc.	0.4%
Columbia Banking System, Inc.	0.4%
Lincoln National Corp.	0.4%
CareTrust REIT, Inc.	0.4%
Advanced Energy Industries, Inc.	0.4%
Affiliated Managers Group, Inc.	0.4%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.strivefunds.com/stxk. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Semi-Annual Shareholder Report: December 31, 2025

Fund Name: Strive Total Return Bond ETF Ticker: STXT Listed on: New York Stock Exchange	December 31, 2025 Semi-Annual Shareholder Report https://www.strivefunds.com/stxt

This semi-annual shareholder report contains important information about the Strive Total Return Bond ETF (the “Fund”) for the period of July 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at https://www.strivefunds.com/stxt. You can also request this information by contacting us at (215) 330-4476.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$25	0.49%

KEY FUND STATISTICS (as of Period End)
Net Assets	$120,865,710	Portfolio Turnover Rate*	36%
# of Portfolio Holdings	223	Advisory Fees Paid	$306,367
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Mortgage-Backed Securities	36.8%
Asset-Backed Securities	15.7%
U.S. Treasury Securities	14.2%
Collateralized Mortgage Obligations	12.1%
Corporate Bonds	10.2%
Collateralized Loan Obligations	5.8%
Convertible Bonds	2.8%
Money Market Funds	0.9%
U.S. Treasury Bills	0.8%
Cash and Cash Equivalents	0.7%

Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.strivefunds.com/stxt. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Semi-Annual Shareholder Report: December 31, 2025

Fund Name: Strive U.S. Energy ETF Ticker: DRLL Listed on: New York Stock Exchange	December 31, 2025 Semi-Annual Shareholder Report https://www.strivefunds.com/drll

This semi-annual shareholder report contains important information about the Strive U.S. Energy ETF (the “Fund”) for the period of July 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at https://www.strivefunds.com/drll. You can also request this information by contacting us at (215) 330-4476.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$21	0.41%

KEY FUND STATISTICS (as of Period End)
Net Assets	$237,799,618	Portfolio Turnover Rate*	8%
# of Portfolio Holdings	39	Advisory Fees Paid	$525,452
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

INDUSTRY WEIGHTING (as a % of Net Assets)
Integrated Oil & Gas	49.7%
Oil & Gas Exploration & Production	35.9%
Oil & Gas Refining & Marketing	13.4%
Automotive Retail	0.8%
Real Estate Operating Companies	0.1%
Cash & Cash Equivalents	0.1%

Top 10 Holdings (as a % of Net Assets)
Exxon Mobil Corp.	23.5%
Chevron Corp.	22.9%
ConocoPhillips	4.8%
EOG Resources, Inc.	4.5%
Phillips 66	4.4%
Valero Energy Corp.	4.1%
Marathon Petroleum Corp.	3.8%
EQT Corp.	3.7%
Occidental Petroleum Corp.	3.3%
Diamondback Energy, Inc.	3.1%
Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.strivefunds.com/drll. You can also request information by calling (215) 330-4476.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Semi-Annual Shareholder Report: December 31, 2025

Fund Name: Strive U.S. Semiconductor ETF Ticker: SHOC Listed on: New York Stock Exchange	December 31, 2025 Semi-Annual Shareholder Report https://www.strivefunds.com/shoc

This semi-annual shareholder report contains important information about the Strive U.S. Semiconductor ETF (the “Fund”) for the period of July 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at https://www.strivefunds.com/shoc. You can also request this information by contacting us at (215) 330-4476.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$23	0.40%

KEY FUND STATISTICS (as of Period End)
Net Assets	$139,734,350	Portfolio Turnover Rate*	7%
# of Portfolio Holdings	31	Advisory Fees Paid	$244,231
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

INDUSTRY WEIGHTING (as a % of Net Assets)
Semiconductors	71.7%
Semiconductor Materials & Equipment	20.0%
Application Software	4.9%
Electronic Manufacturing Services	1.9%
Electronic Equipment & Instruments	1.0%
Specialty Chemicals	0.1%
Cash & Cash Equivalents	0.4%

TOP 10 HOLDINGS (as a % of Net Assets)
NVIDIA Corp.	21.4%
Broadcom, Inc.	17.2%
Micron Technology, Inc.	5.4%
Lam Research Corp.	4.9%
Applied Materials, Inc.	4.7%
Texas Instruments, Inc.	4.5%
KLA Corp.	4.5%
ASML Holding NV	4.4%
Intel Corp.	4.3%
Advanced Micro Devices, Inc.	4.1%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.strivefunds.com/shoc. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Semi-Annual Shareholder Report: December 31, 2025

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments
(a)

STRIVE 1000 DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.7%
Communication Services - 0.1%
Publishing - 0.1%
New York Times Co. - Class A	450	$31,239

Consumer Discretionary - 6.3%
Broadline Retail - 0.2%
eBay, Inc.	1,391	121,156

Casinos & Gaming - 0.1%
Churchill Downs, Inc.	189	21,504

Consumer Electronics - 0.2%
Garmin Ltd.	498	101,019

Distributors - 0.0%(a)
Pool Corp.	91	20,816

Footwear - 0.4%
NIKE, Inc. - Class B	3,531	224,960

Home Improvement Retail - 2.8%
Home Depot, Inc.	2,985	1,027,139
Lowe's Cos., Inc.	1,675	403,943
		1,431,082
Homefurnishing Retail - 0.1%
Williams-Sonoma, Inc.	356	63,578

Other Specialty Retail - 0.2%
Dick's Sporting Goods, Inc.	197	39,000
Tractor Supply Co.	1,532	76,615
		115,615
Restaurants - 2.2%
Domino's Pizza, Inc.	91	37,931
McDonald's Corp.	2,158	659,549
Starbucks Corp.	3,341	281,346
Wingstop, Inc.	94	22,418
Yum! Brands, Inc.	832	125,865
		1,127,109
Specialized Consumer Services - 0.1%
Service Corp. International	416	32,436
Total Consumer Discretionary		3,259,275

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Consumer Staples - 6.4%
Consumer Staples Merchandise Retail - 2.2%
Costco Wholesale Corp.	1,332	$1,148,637

Distillers & Vintners - 0.2%
Brown-Forman Corp. - Class A	132	3,473
Brown-Forman Corp. - Class B	835	21,760
Constellation Brands, Inc. - Class A	397	54,770
		80,003
Food Retail - 0.1%
Casey's General Stores, Inc.	124	68,536

Household Products - 2.0%
Procter & Gamble Co.	7,088	1,015,781

Packaged Foods & Meats - 0.7%
Hershey Co.	419	76,250
Lamb Weston Holdings, Inc.	399	16,714
Marzetti Co.	54	8,879
McCormick & Co., Inc.	722	49,175
Mondelez International, Inc. - Class A	3,877	208,699
		359,717
Soft Drinks & Non-alcoholic Beverages - 1.2%
PepsiCo, Inc.	4,088	586,710
Total Consumer Staples		3,259,384

Energy - 0.1%
Oil & Gas Exploration & Production - 0.1%
Texas Pacific Land Corp.	180	51,700

Financials - 25.7% (b)
Asset Management & Custody Banks - 2.4%
Ameriprise Financial, Inc.	285	139,747
Ares Management Corp. - Class A	581	93,907
Bank of New York Mellon Corp.	2,154	250,058
Blackrock, Inc.	424	453,824
Hamilton Lane, Inc. - Class A	119	15,983
KKR & Co., Inc.	2,048	261,079
SEI Investments Co.	347	28,461
		1,243,059
Diversified Banks - 7.4%
Bank of America Corp.	20,572	1,131,460
First Citizens BancShares, Inc. - Class A	28	60,093
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
JPMorgan Chase & Co.	8,167	$2,631,571
		3,823,124
Financial Exchanges & Data - 3.3%
Cboe Global Markets, Inc.	304	76,304
CME Group, Inc.	1,084	296,019
FactSet Research Systems, Inc.	125	36,274
Intercontinental Exchange, Inc.	1,725	279,381
MarketAxess Holdings, Inc.	108	19,575
Moody's Corp.	458	233,969
Morningstar, Inc.	78	16,950
MSCI, Inc.	219	125,647
Nasdaq, Inc.	1,463	142,101
S&P Global, Inc.	937	489,667
		1,715,887
Insurance Brokers - 1.7%
Aon PLC - Class A	629	221,961
Arthur J Gallagher & Co.	771	199,527
Brown & Brown, Inc.	857	68,303
Marsh & McLennan Cos., Inc.	1,478	274,199
Willis Towers Watson PLC	298	97,923
		861,913
Investment Banking & Brokerage - 3.3%
Evercore, Inc. - Class A	100	34,025
Goldman Sachs Group, Inc.	919	807,801
Houlihan Lokey, Inc.	150	26,129
Jefferies Financial Group, Inc.	423	26,213
Morgan Stanley	3,708	658,281
Raymond James Financial, Inc.	536	86,076
Stifel Financial Corp.	281	35,187
		1,673,712
Life & Health Insurance - 0.4%
Aflac, Inc.	1,605	176,983
Primerica, Inc.	105	27,128
		204,111
Property & Casualty Insurance - 0.7%
Allstate Corp.	770	160,275
Cincinnati Financial Corp.	446	72,841
Erie Indemnity Co. - Class A	70	20,065
Kinsale Capital Group, Inc.	61	23,858
W R Berkley Corp.	814	57,078
		334,117
Regional Banks - 0.2%
Commerce Bancshares, Inc.	355	18,576
Cullen/Frost Bankers, Inc.	173	21,907
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
East West Bancorp, Inc.	405	$45,518
First Financial Bankshares, Inc.	354	10,574
Wintrust Financial Corp.	192	26,845
		123,420
Transaction & Payment Processing Services - 6.3%
Jack Henry & Associates, Inc.	211	38,503
Mastercard, Inc. - Class A	2,460	1,404,365
Visa, Inc. - Class A	5,108	1,791,427
		3,234,295
Total Financials		13,213,638

Health Care - 17.2%
Biotechnology - 3.4%
AbbVie, Inc.	5,309	1,213,053
Amgen, Inc.	1,608	526,315
		1,739,368
Health Care Equipment - 2.3%
Abbott Laboratories	5,118	641,234
ResMed, Inc.	423	101,888
STERIS PLC	288	73,014
Stryker Corp.	1,042	366,232
		1,182,368
Health Care Facilities - 0.1%
Ensign Group, Inc.	163	28,395

Health Care Services - 0.0%(a)
Chemed Corp.	47	20,109

Life Sciences Tools & Services - 2.5%
Agilent Technologies, Inc.	846	115,115
Danaher Corp.	1,946	445,478
Thermo Fisher Scientific, Inc.	1,136	658,255
West Pharmaceutical Services, Inc.	225	61,907
		1,280,755
Managed Health Care - 1.7%
UnitedHealth Group, Inc.	2,721	898,229

Pharmaceuticals - 7.2%
Eli Lilly & Co.	2,580	2,772,675
Merck & Co., Inc.	7,543	793,976
Zoetis, Inc.	1,204	151,487
		3,718,138
Total Health Care		8,867,362

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Industrials - 14.8%
Aerospace & Defense - 3.6%
BWX Technologies, Inc.	262	$45,284
General Dynamics Corp.	708	238,355
HEICO Corp.	130	42,067
HEICO Corp. - Class A	221	55,787
L3Harris Technologies, Inc.	557	163,518
Lockheed Martin Corp.	701	339,053
Northrop Grumman Corp.	426	242,909
RTX Corp.	4,044	741,670
		1,868,643
Agricultural & Farm Machinery - 0.1%
Toro Co.	299	23,537

Air Freight & Logistics - 0.1%
Expeditors International of Washington, Inc.	406	60,498

Building Products - 1.1%
A O Smith Corp.	346	23,141
Advanced Drainage Systems, Inc.	223	32,297
Allegion PLC	259	41,238
Armstrong World Industries, Inc.	150	28,665
Carlisle Cos., Inc.	142	45,420
Lennox International, Inc.	91	44,188
Masco Corp.	642	40,741
Owens Corning	240	26,858
Trane Technologies PLC	673	261,932
		544,480
Cargo Ground Transportation - 0.3%
JB Hunt Transport Services, Inc.	224	43,532
Knight-Swift Transportation Holdings, Inc.	452	23,630
Landstar System, Inc.	100	14,370
Old Dominion Freight Line, Inc.	562	88,122
		169,654
Construction & Engineering - 0.6%
Comfort Systems USA, Inc.	111	103,595
Quanta Services, Inc.	449	189,505
		293,100
Construction Machinery & Heavy Transportation Equipment - 2.1%
Allison Transmission Holdings, Inc.	258	25,258
Caterpillar, Inc.	1,426	816,913
Cummins, Inc.	422	215,410
		1,057,581

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Data Processing & Outsourced Services - 0.3%
Broadridge Financial Solutions, Inc.	338	$75,432
Genpact Ltd.	476	22,267
SS&C Technologies Holdings, Inc.	620	54,200
		151,899
Electrical Components & Equipment - 1.1%
AMETEK, Inc.	678	139,200
Eaton Corp. PLC	1,172	373,294
Hubbell, Inc.	154	68,393
		580,887
Environmental & Facilities Services - 0.8%
Republic Services, Inc.	592	125,463
Tetra Tech, Inc.	765	25,658
Waste Management, Inc.	1,210	265,849
		416,970
Human Resource & Employment Services - 0.8%
Automatic Data Processing, Inc.	1,219	313,563
Paychex, Inc.	954	107,020
Robert Half, Inc.	300	8,148
		428,731
Industrial Machinery & Supplies & Components - 1.7%
Graco, Inc.	479	39,264
IDEX Corp.	207	36,834
Illinois Tool Works, Inc.	846	208,370
ITT, Inc.	238	41,296
Lincoln Electric Holdings, Inc.	163	39,061
Parker-Hannifin Corp.	392	344,552
Snap-on, Inc.	150	51,690
Watts Water Technologies, Inc. - Class A	67	18,493
Xylem, Inc.	707	96,279
		875,839
Rail Transportation - 1.2%
CSX Corp.	5,589	202,601
Union Pacific Corp.	1,767	408,743
		611,344
Research & Consulting Services - 0.4%
Booz Allen Hamilton Holding Corp.	360	30,370
Jacobs Solutions, Inc.	353	46,758
KBR, Inc.	387	15,557
Verisk Analytics, Inc.	416	93,055
		185,740
Trading Companies & Distributors - 0.6%
Fastenal Co.	3,377	135,519
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Watsco, Inc.	114	$38,412
WW Grainger, Inc.	139	140,258
		314,189
Total Industrials		7,583,092

Information Technology - 22.8%
Application Software - 1.4%
Intuit, Inc.	828	548,483
Roper Technologies, Inc.	329	146,448
		694,931
Communications Equipment - 0.4%
Motorola Solutions, Inc.	506	193,960

Electronic Components - 1.0%
Amphenol Corp. - Class A	3,673	496,369
Littelfuse, Inc.	61	15,428
		511,797
Electronic Equipment & Instruments - 0.0%(a)
Cognex Corp.	459	16,515

Electronic Manufacturing Services - 0.4%
TE Connectivity PLC	884	201,119

IT Consulting & Other Services - 1.3%
Accenture PLC - Class A	1,872	502,258
Amdocs Ltd.	316	25,441
Cognizant Technology Solutions Corp. - Class A	1,436	119,188
		646,887
Semiconductor Materials & Equipment - 3.4%
Applied Materials, Inc.	2,421	622,173
KLA Corp.	399	484,817
Lam Research Corp.	3,882	664,520
		1,771,510
Semiconductors - 8.3%
Analog Devices, Inc.	1,494	405,173
Broadcom, Inc.	7,529	2,605,787
Microchip Technology, Inc.	1,546	98,511
Monolithic Power Systems, Inc.	141	127,797
QUALCOMM, Inc.	3,306	565,491
Texas Instruments, Inc.	2,754	477,792
Universal Display Corp.	103	12,028
		4,292,579

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Systems Software - 6.5%
Dolby Laboratories, Inc. - Class A	155	$9,954
Microsoft Corp.	4,946	2,391,984
Oracle Corp.	4,937	962,271
		3,364,209
Technology Distributors - 0.1%
CDW Corp.	388	52,846
Total Information Technology		11,746,353

Materials - 2.7%
Construction Materials - 0.4%
Martin Marietta Materials, Inc.	180	112,079
Vulcan Materials Co.	389	110,950
		223,029
Gold - 0.1%
Royal Gold, Inc.	190	42,235

Industrial Gases - 1.5%
Air Products and Chemicals, Inc.	650	160,563
Linde PLC	1,409	600,784
		761,347
Paper & Plastic Packaging Products & Materials - 0.1%
Avery Dennison Corp.	230	41,832

Specialty Chemicals - 0.6%
PPG Industries, Inc.	671	68,751
RPM International, Inc.	359	37,336
Sherwin-Williams Co.	695	225,201
		331,288
Total Materials		1,399,731

Utilities - 1.6%
Electric Utilities - 1.0%
NextEra Energy, Inc.	6,145	493,321

Gas Utilities - 0.1%
Atmos Energy Corp.	446	74,763

Independent Power Producers & Energy Traders - 0.3%
Vistra Corp.	1,019	164,395

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Water Utilities - 0.2%
American Water Works Co., Inc.	574	$74,907
Essential Utilities, Inc.	731	28,041
		102,948
Total Utilities		835,427
TOTAL COMMON STOCKS (Cost $39,952,781)		50,247,201

REAL ESTATE INVESTMENT TRUSTS - 2.1%
Real Estate - 2.1%
Data Center REITs - 0.4%
Equinix, Inc.	299	229,082

Industrial REITs - 0.8%
EastGroup Properties, Inc.	138	24,583
First Industrial Realty Trust, Inc.	343	19,644
Prologis, Inc.	2,793	356,554
Rexford Industrial Realty, Inc.	608	23,542
		424,323
Multi-Family Residential REITs - 0.1%
Mid-America Apartment Communities, Inc.	337	46,813

Retail REITs - 0.0%(a)
Agree Realty Corp.	274	19,736

Self-Storage REITs - 0.1%
CubeSmart	653	23,541
National Storage Affiliates Trust	207	5,839
		29,380
Single-Family Residential REITs - 0.1%
Equity LifeStyle Properties, Inc.	476	28,850

Telecom Tower REITs - 0.6%
American Tower Corp.	1,397	245,271
SBA Communications Corp.	308	59,577
		304,848
Total Real Estate		1,083,032
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,120,228)		1,083,032

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.2%
First American Government Obligations Fund - Class X, 3.67% (c)	121,426	$121,426
TOTAL MONEY MARKET FUNDS (Cost $121,426)		121,426

TOTAL INVESTMENTS - 100.0% (Cost $41,194,435)		$51,451,659
Other Assets in Excess of Liabilities - 0.0% (a)		15,368
TOTAL NET ASSETS - 100.0%		$51,467,027

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Represents less than 0.05% of net assets.
(b)
To the extent that the Fund invests more heavily in particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized yield as of December 31, 2025.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.0%
Communication Services - 12.3%
Advertising - 0.0%(a)
Trade Desk, Inc. - Class A (b)	1,324	$50,259

Alternative Carriers - 0.0%(a)
Iridium Communications, Inc.	320	5,562

Interactive Home Entertainment - 0.3%
Electronic Arts, Inc.	676	138,127
ROBLOX Corp. - Class A (b)	1,433	116,116
Take-Two Interactive Software, Inc. (b)	575	147,217
		401,460
Interactive Media & Services - 10.2%
Alphabet, Inc. - Class A	17,567	5,498,471
Alphabet, Inc. - Class C	14,099	4,424,266
IAC, Inc. (b)	74	2,894
Match Group, Inc.	345	11,140
Meta Platforms, Inc. - Class A	6,714	4,431,844
Pinterest, Inc. - Class A (b)	1,773	45,903
Reddit, Inc. - Class A (b)	344	79,075
Snap, Inc. - Class A (b)	3,190	25,743
ZoomInfo Technologies, Inc. (b)	1,129	11,482
		14,530,818
Movies & Entertainment - 1.7%
Liberty Media Corp.-Liberty Formula One - Class A (b)	42	3,754
Liberty Media Corp.-Liberty Formula One - Class C (b)	609	59,993
Live Nation Entertainment, Inc. (b)	574	81,795
Madison Square Garden Sports Corp. (b)	71	18,364
Netflix, Inc. (b)	12,905	1,209,973
Roku, Inc. (b)	319	34,608
Spotify Technology SA (b)	379	220,089
TKO Group Holdings, Inc.	169	35,321
Walt Disney Co.	4,393	499,792
Warner Bros Discovery, Inc. (b)	7,229	208,340
Warner Music Group Corp. - Class A	351	10,765
		2,382,794
Publishing - 0.0%(a)
New York Times Co. - Class A	400	27,768
News Corp. - Class A	351	9,168
News Corp. - Class B	68	2,015
		38,951

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Wireless Telecommunication Services - 0.1%
T-Mobile US, Inc.	756	$153,498
Total Communication Services		17,563,342

Consumer Discretionary - 12.2%
Apparel Retail - 0.5%
Burlington Stores, Inc. (b)	160	46,216
Ross Stores, Inc.	810	145,914
TJX Cos., Inc.	3,533	542,704
		734,834
Apparel, Accessories & Luxury Goods - 0.1%
Lululemon Athletica, Inc. (b)	341	70,863
Ralph Lauren Corp.	81	28,643
Tapestry, Inc.	473	60,435
		159,941
Automobile Manufacturers - 2.9%
Lucid Group, Inc. (b)	271	2,865
Rivian Automotive, Inc. - Class A (b)	2,638	51,995
Tesla, Inc. (b)	8,988	4,042,083
		4,096,943
Automotive Parts & Equipment - 0.0%(a)
Gentex Corp.	382	8,889

Automotive Retail - 0.4%
AutoZone, Inc. (b)	54	183,141
Carvana Co. (b)	396	167,120
Murphy USA, Inc.	35	14,123
O'Reilly Automotive, Inc. (b)	2,706	246,815
Valvoline, Inc. (b)	318	9,241
		620,440
Broadline Retail - 4.8%
Amazon.com, Inc. (b)	29,499	6,808,959
eBay, Inc.	245	21,340
Etsy, Inc. (b)	335	18,572
Ollie's Bargain Outlet Holdings, Inc. (b)	193	21,155
		6,870,026
Casinos & Gaming - 0.2%
Boyd Gaming Corp.	27	2,301
Caesars Entertainment, Inc. (b)	628	14,689
Churchill Downs, Inc.	151	17,181
DraftKings, Inc. - Class A (b)	1,573	54,206
Las Vegas Sands Corp.	1,060	68,995
MGM Resorts International (b)	382	13,939
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Sportradar Group AG - Class A (b)	469	$11,148
Wynn Resorts Ltd.	90	10,830
		193,289
Computer & Electronics Retail - 0.0%(a)
GameStop Corp. - Class A (b)	1,336	26,827

Consumer Electronics - 0.1%
Garmin Ltd.	474	96,151

Distributors - 0.0%(a)
Genuine Parts Co.	28	3,443
Pool Corp.	107	24,476
		27,919
Education Services - 0.0%(a)
Bright Horizons Family Solutions, Inc. (b)	159	16,123
Duolingo, Inc. (b)	99	17,374
		33,497
Footwear - 0.2%
Deckers Outdoor Corp. (b)	562	58,263
NIKE, Inc. - Class B	2,565	163,416
On Holding AG - Class A (b)	614	28,539
		250,218
Home Furnishings - 0.0%(a)
Somnigroup International, Inc.	419	37,408

Home Improvement Retail - 0.5%
Floor & Decor Holdings, Inc. - Class A (b)	301	18,328
Home Depot, Inc.	1,689	581,185
Lowe's Cos., Inc.	397	95,740
		695,253
Homebuilding - 0.1%
Installed Building Products, Inc.	57	14,785
NVR, Inc. (b)	5	36,464
TopBuild Corp. (b)	89	37,130
		88,379
Homefurnishing Retail - 0.1%
RH (b)	13	2,329
Wayfair, Inc. - Class A (b)	214	21,488
Williams-Sonoma, Inc.	213	38,039
		61,856
Hotels, Resorts & Cruise Lines - 1.1%
Airbnb, Inc. - Class A (b)	1,200	162,864
Booking Holdings, Inc.	101	540,888
Carnival Corp. (b)	3,115	95,132
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Choice Hotels International, Inc.	51	$4,858
Expedia Group, Inc.	343	97,175
Hilton Worldwide Holdings, Inc.	719	206,533
Hyatt Hotels Corp. - Class A	123	19,719
Marriott International, Inc. - Class A	700	217,168
Norwegian Cruise Line Holdings Ltd. (b)	1,406	31,382
Royal Caribbean Cruises Ltd.	709	197,754
Viking Holdings Ltd. (b)	304	21,709
Wyndham Hotels & Resorts, Inc.	281	21,233
		1,616,415
Household Appliances - 0.0%(a)
SharkNinja, Inc. (b)	149	16,673

Leisure Facilities - 0.0%(a)
Planet Fitness, Inc. - Class A (b)	318	34,494
Vail Resorts, Inc.	50	6,640
		41,134
Leisure Products - 0.0%(a)
YETI Holdings, Inc. (b)	154	6,802

Other Specialty Retail - 0.1%
Chewy, Inc. - Class A (b)	298	9,849
Dick's Sporting Goods, Inc.	77	15,244
Five Below, Inc. (b)	149	28,065
Tractor Supply Co.	1,292	64,613
Ulta Beauty, Inc. (b)	116	70,181
		187,952
Restaurants - 1.1%
Aramark	809	29,820
Cava Group, Inc. (b)	168	9,860
Chipotle Mexican Grill, Inc. (b)	4,270	157,990
Darden Restaurants, Inc.	244	44,901
Domino's Pizza, Inc.	70	29,177
DoorDash, Inc. - Class A (b)	1,074	243,239
Dutch Bros, Inc. - Class A (b)	410	25,100
McDonald's Corp.	1,893	578,558
Starbucks Corp.	3,133	263,830
Texas Roadhouse, Inc.	174	28,884
Wingstop, Inc.	67	15,979
Yum! Brands, Inc.	851	128,739
		1,556,077
Specialized Consumer Services - 0.0%(a)
Service Corp. International	289	22,533
Total Consumer Discretionary		17,449,456

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Consumer Staples - 3.4%
Consumer Staples Merchandise Retail - 1.6%
BJ's Wholesale Club Holdings, Inc. (b)	317	$28,539
Costco Wholesale Corp.	1,378	1,188,305
Dollar Tree, Inc. (b)	26	3,198
Walmart, Inc.	10,124	1,127,915
		2,347,957
Distillers & Vintners - 0.0%(a)
Brown-Forman Corp. - Class A	76	1,999
Brown-Forman Corp. - Class B	178	4,639
		6,638
Food Distributors - 0.1%
Performance Food Group Co. (b)	362	32,551
Sysco Corp.	319	23,507
US Foods Holding Corp. (b)	770	57,997
		114,055
Food Retail - 0.1%
Casey's General Stores, Inc.	101	55,824
Maplebear, Inc. (b)	347	15,608
Sprouts Farmers Market, Inc. (b)	289	23,025
		94,457
Household Products - 0.5%
Church & Dwight Co., Inc.	592	49,639
Colgate-Palmolive Co.	1,736	137,179
Kimberly-Clark Corp.	11	1,110
Procter & Gamble Co.	3,318	475,502
		663,430
Packaged Foods & Meats - 0.1%
Hershey Co.	311	56,596
Lamb Weston Holdings, Inc.	372	15,583
Marzetti Co.	24	3,946
McCormick & Co., Inc.	316	21,523
Mondelez International, Inc. - Class A	1,410	75,900
Post Holdings, Inc. (b)	8	793
		174,341
Personal Care Products - 0.1%
BellRing Brands, Inc. (b)	355	9,489
Coty, Inc. - Class A (b)	1,185	3,650
elf Beauty, Inc. (b)	143	10,874
Estee Lauder Cos., Inc. - Class A	302	31,625
Kenvue, Inc.	2,336	40,296
		95,934

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Soft Drinks & Non-alcoholic Beverages - 0.6%
Celsius Holdings, Inc. (b)	591	$27,032
Coca-Cola Co.	7,953	555,994
Coca-Cola Consolidated, Inc.	90	13,797
Keurig Dr Pepper, Inc.	503	14,089
Monster Beverage Corp. (b)	2,146	164,534
PepsiCo, Inc.	906	130,029
Primo Brands Corp.	176	2,878
		908,353
Tobacco - 0.3%
Philip Morris International, Inc.	3,146	504,618
Total Consumer Staples		4,909,783

Energy - 0.6%
Integrated Oil & Gas - 0.2%
Chevron Corp.	1,291	196,761
Exxon Mobil Corp.	400	48,136
		244,897
Oil & Gas Drilling - 0.0%(a)
Noble Corp. PLC	138	3,897

Oil & Gas Equipment & Services - 0.1%
Baker Hughes Co.	1,795	81,745
Weatherford International PLC	174	13,617
		95,362
Oil & Gas Exploration & Production - 0.1%
EQT Corp.	900	48,240
Texas Pacific Land Corp.	168	48,253
Venture Global, Inc. - Class A	104	709
Viper Energy, Inc. - Class A	107	4,134
		101,336
Oil & Gas Storage & Transportation - 0.2%
Cheniere Energy, Inc.	460	89,419
DT Midstream, Inc.	124	14,840
Hess Midstream LP - Class A	309	10,661
Kinetik Holdings, Inc.	137	4,939
ONEOK, Inc.	465	34,177
Targa Resources Corp.	467	86,162
Williams Cos., Inc.	2,301	138,313
		378,511
Total Energy		824,003

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Financials - 10.1%
Asset Management & Custody Banks - 0.7%
Ameriprise Financial, Inc.	168	$82,377
Ares Management Corp. - Class A	570	92,129
Bank of New York Mellon Corp.	371	43,069
Blackrock, Inc.	316	338,227
Blackstone, Inc.	1,111	171,250
Blue Owl Capital, Inc. - Class A	1,562	23,336
Hamilton Lane, Inc. - Class A	66	8,864
KKR & Co., Inc.	1,676	213,657
SEI Investments Co.	126	10,335
State Street Corp.	289	37,284
TPG, Inc.	68	4,341
		1,024,869
Commercial & Residential Mortgage Finance - 0.0%(a)
Rocket Cos., Inc. - Class A	343	6,640
UWM Holdings Corp.	94	412
		7,052
Consumer Finance - 0.4%
American Express Co.	1,276	472,056
Capital One Financial Corp.	13	3,151
SLM Corp.	1	27
SoFi Technologies, Inc. (b)	2,946	77,126
Upstart Holdings, Inc. (b)	260	11,370
		563,730
Diversified Banks - 1.9%
First Citizens BancShares, Inc. - Class A	12	25,754
JPMorgan Chase & Co.	7,880	2,539,094
Wells Fargo & Co.	1,367	127,404
		2,692,252
Diversified Financial Services - 0.1%
Apollo Global Management, Inc.	1,179	170,672

Financial Exchanges & Data - 1.3%
Cboe Global Markets, Inc.	310	77,810
CME Group, Inc.	690	188,425
Coinbase Global, Inc. - Class A (b)	640	144,730
FactSet Research Systems, Inc.	94	27,278
Intercontinental Exchange, Inc.	1,730	280,191
MarketAxess Holdings, Inc.	66	11,963
Moody's Corp.	485	247,762
Morningstar, Inc.	74	16,081
MSCI, Inc.	232	133,105
Nasdaq, Inc.	1,496	145,306
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
S&P Global, Inc.	955	$499,073
Tradeweb Markets, Inc. - Class A	326	35,058
		1,806,782
Insurance Brokers - 0.5%
Aon PLC - Class A	586	206,788
Arthur J Gallagher & Co.	716	185,294
Brown & Brown, Inc.	861	68,622
Marsh & McLennan Cos., Inc.	1,126	208,895
Ryan Specialty Holdings, Inc.	296	15,282
Willis Towers Watson PLC	223	73,278
		758,159
Investment Banking & Brokerage - 1.1%
Charles Schwab Corp.	4,333	432,910
Evercore, Inc. - Class A	114	38,789
Goldman Sachs Group, Inc.	281	246,999
Houlihan Lokey, Inc.	147	25,606
Interactive Brokers Group, Inc. - Class A	1,306	83,989
LPL Financial Holdings, Inc.	229	81,792
Morgan Stanley	1,968	349,379
PJT Partners, Inc. - Class A	71	11,871
Raymond James Financial, Inc.	241	38,702
Robinhood Markets, Inc. - Class A (b)	2,292	259,225
Stifel Financial Corp.	49	6,136
		1,575,398
Life & Health Insurance - 0.0%(a)
Primerica, Inc.	25	6,459

Multi-Sector Holdings - 1.2%
Berkshire Hathaway, Inc. - Class B (b)	3,446	1,732,132

Property & Casualty Insurance - 0.3%
Cincinnati Financial Corp.	62	10,126
Erie Indemnity Co. - Class A	75	21,499
Kinsale Capital Group, Inc.	60	23,467
Markel Group, Inc. (b)	1	2,150
Progressive Corp.	1,280	291,482
RLI Corp.	146	9,341
W R Berkley Corp.	103	7,222
		365,287
Regional Banks - 0.0%(a)
Commerce Bancshares, Inc.	78	4,067
Cullen/Frost Bankers, Inc.	23	2,913
First Financial Bankshares, Inc.	135	4,032
Flagstar Bank NA	1,047	13,182
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Old National Bancorp/IN	124	$2,766
Southstate Bank Corp.	24	2,259
UMB Financial Corp.	50	5,752
Western Alliance Bancorp	54	4,540
Wintrust Financial Corp.	38	5,313
		44,824
Transaction & Payment Processing Services - 2.6%
Affirm Holdings, Inc. (b)	626	46,593
Block, Inc. (b)	1,716	111,694
Corpay, Inc. (b)	170	51,158
Euronet Worldwide, Inc. (b)	28	2,131
Fiserv, Inc. (b)	912	61,259
Jack Henry & Associates, Inc.	174	31,752
Mastercard, Inc. - Class A	2,548	1,454,602
PayPal Holdings, Inc.	950	55,461
Shift4 Payments, Inc. - Class A (b)	200	12,594
Toast, Inc. - Class A (b)	1,619	57,491
Visa, Inc. - Class A	5,229	1,833,863
WEX, Inc. (b)	76	11,322
		3,729,920
Total Financials		14,477,536

Health Care - 6.4%
Biotechnology - 1.2%
AbbVie, Inc.	1,895	432,989
Alnylam Pharmaceuticals, Inc. (b)	390	155,084
Amgen, Inc.	410	134,197
BioMarin Pharmaceutical, Inc. (b)	254	15,095
Bridgebio Pharma, Inc. (b)	522	39,928
CRISPR Therapeutics AG (b)	90	4,720
Cytokinetics, Inc. (b)	337	21,413
Exact Sciences Corp. (b)	565	57,381
Exelixis, Inc. (b)	909	39,841
Gilead Sciences, Inc.	600	73,644
Halozyme Therapeutics, Inc. (b)	356	23,959
Incyte Corp. (b)	259	25,581
Insmed, Inc. (b)	451	78,492
Ionis Pharmaceuticals, Inc. (b)	355	28,084
Moderna, Inc. (b)	492	14,509
Natera, Inc. (b)	325	74,454
Neurocrine Biosciences, Inc. (b)	295	41,840
Regeneron Pharmaceuticals, Inc.	82	63,293
Roivant Sciences Ltd. (b)	1,408	30,554
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Vaxcyte, Inc. (b)	318	$14,673
Vertex Pharmaceuticals, Inc. (b)	783	354,981
		1,724,712
Health Care Distributors - 0.0%(a)
Henry Schein, Inc. (b)	75	5,669
McKesson Corp.	25	20,507
		26,176
Health Care Equipment - 1.9%
Abbott Laboratories	3,340	418,469
Boston Scientific Corp. (b)	4,616	440,136
Dexcom, Inc. (b)	1,176	78,051
Edwards Lifesciences Corp. (b)	1,797	153,194
GE HealthCare Technologies, Inc.	474	38,877
Glaukos Corp. (b)	157	17,727
Globus Medical, Inc. - Class A (b)	308	26,891
IDEXX Laboratories, Inc. (b)	274	185,369
Inspire Medical Systems, Inc. (b)	52	4,796
Insulet Corp. (b)	224	63,670
Intuitive Surgical, Inc. (b)	1,088	616,200
Masimo Corp. (b)	140	18,208
Medtronic PLC	494	47,454
Penumbra, Inc. (b)	105	32,646
ResMed, Inc.	476	114,654
STERIS PLC	297	75,295
Stryker Corp.	1,074	377,479
		2,709,116
Health Care Facilities - 0.1%
Encompass Health Corp.	191	20,273
Ensign Group, Inc.	135	23,517
HCA Healthcare, Inc.	158	73,764
		117,554
Health Care Services - 0.0%(a)
Chemed Corp.	41	17,542
Hims & Hers Health, Inc. (b)	553	17,956
Option Care Health, Inc. (b)	436	13,891
		49,389
Health Care Supplies - 0.0%(a)
Align Technology, Inc. (b)	232	36,227
Cooper Cos., Inc. (b)	104	8,524
Lantheus Holdings, Inc. (b)	164	10,914
Solventum Corp. (b)	173	13,708
		69,373
Health Care Technology - 0.0%(a)
Doximity, Inc. - Class A (b)	293	12,974

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc.	642	$87,357
Bio-Techne Corp.	402	23,642
Bruker Corp.	283	13,332
Charles River Laboratories International, Inc. (b)	127	25,334
Danaher Corp.	1,006	230,293
ICON PLC (b)	101	18,404
Illumina, Inc. (b)	380	49,841
IQVIA Holdings, Inc. (b)	334	75,287
Medpace Holdings, Inc. (b)	65	36,507
Mettler-Toledo International, Inc. (b)	70	97,593
QIAGEN NV	336	15,110
Repligen Corp. (b)	144	23,596
Sotera Health Co. (b)	297	5,239
Tempus AI, Inc. (b)	314	18,542
Thermo Fisher Scientific, Inc.	728	421,840
Waters Corp. (b)	160	60,773
West Pharmaceutical Services, Inc.	193	53,102
		1,255,792
Managed Health Care - 0.0%(a)
HealthEquity, Inc. (b)	302	27,666

Pharmaceuticals - 2.3%
Eli Lilly & Co.	2,632	2,828,557
Johnson & Johnson	1,184	245,029
Zoetis, Inc.	1,123	141,296
		3,214,882
Total Health Care		9,207,634

Industrials - 9.3%
Aerospace & Defense - 2.5%
AeroVironment, Inc. (b)	117	28,301
ATI, Inc. (b)	359	41,199
Axon Enterprise, Inc. (b)	228	129,488
Boeing Co. (b)	2,337	507,409
BWX Technologies, Inc.	317	54,790
Carpenter Technology Corp.	144	45,337
Curtiss-Wright Corp.	110	60,640
General Dynamics Corp.	265	89,215
General Electric Co.	3,117	960,129
HEICO Corp.	97	31,388
HEICO Corp. - Class A	285	71,943
Hexcel Corp.	83	6,134
Howmet Aerospace, Inc.	1,226	251,355
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Huntington Ingalls Industries, Inc.	27	$9,182
Kratos Defense & Security Solutions, Inc. (b)	514	39,018
L3Harris Technologies, Inc.	299	87,777
Leonardo DRS, Inc.	220	7,500
Lockheed Martin Corp.	60	29,020
Northrop Grumman Corp.	212	120,885
Rocket Lab Corp. (b)	1,302	90,828
RTX Corp.	3,311	607,237
StandardAero, Inc. (b)	171	4,904
Textron, Inc.	103	8,979
TransDigm Group, Inc.	126	167,561
Woodward, Inc.	151	45,650
		3,495,869
Agricultural & Farm Machinery - 0.2%
Deere & Co.	721	335,676
Toro Co.	36	2,834
		338,510
Air Freight & Logistics - 0.0%(a)
Expeditors International of Washington, Inc.	56	8,344
GXO Logistics, Inc. (b)	126	6,633
		14,977
Building Products - 0.5%
A O Smith Corp.	311	20,800
AAON, Inc.	199	15,174
Advanced Drainage Systems, Inc.	175	25,345
Allegion PLC	161	25,634
Armstrong World Industries, Inc.	56	10,701
Carlisle Cos., Inc.	82	26,228
Carrier Global Corp.	1,640	86,658
Johnson Controls International PLC	1,400	167,650
Lennox International, Inc.	93	45,159
Masco Corp.	293	18,594
Simpson Manufacturing Co., Inc.	76	12,272
Trane Technologies PLC	689	268,159
Trex Co., Inc. (b)	315	11,050
		733,424
Cargo Ground Transportation - 0.1%
JB Hunt Transport Services, Inc.	119	23,127
Landstar System, Inc.	53	7,616
Old Dominion Freight Line, Inc.	598	93,766
Saia, Inc. (b)	64	20,897
U-Haul Holding Co.	27	1,262
U-Haul Holding Co. (b)	2	101
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
XPO, Inc. (b)	350	$47,569
		194,338
Construction & Engineering - 0.4%
AECOM	301	28,694
API Group Corp. (b)	910	34,817
Comfort Systems USA, Inc.	120	111,995
Dycom Industries, Inc. (b)	88	29,735
EMCOR Group, Inc.	127	77,697
Everus Construction Group, Inc. (b)	111	9,497
Fluor Corp. (b)	133	5,271
MasTec, Inc. (b)	163	35,431
Quanta Services, Inc.	473	199,634
Sterling Infrastructure, Inc. (b)	93	28,480
Valmont Industries, Inc.	22	8,851
WillScot Holdings Corp.	578	10,884
		580,986
Construction Machinery & Heavy Transportation Equipment - 0.8%
Allison Transmission Holdings, Inc.	37	3,622
Caterpillar, Inc.	1,369	784,259
Cummins, Inc.	244	124,550
Federal Signal Corp.	188	20,415
Oshkosh Corp.	19	2,387
PACCAR, Inc.	353	38,657
Westinghouse Air Brake Technologies Corp.	519	110,781
		1,084,671
Data Processing & Outsourced Services - 0.1%
Broadridge Financial Solutions, Inc.	331	73,869
Genpact Ltd.	33	1,544
SS&C Technologies Holdings, Inc.	307	26,838
		102,251
Diversified Support Services - 0.2%
Cintas Corp.	972	182,804
Copart, Inc. (b)	2,681	104,961
		287,765
Electrical Components & Equipment - 0.9%
Acuity, Inc.	83	29,883
AMETEK, Inc.	687	141,048
Eaton Corp. PLC	1,215	386,990
Emerson Electric Co.	1,035	137,365
Generac Holdings, Inc. (b)	106	14,455
Hubbell, Inc.	189	83,937
Nextpower, Inc. - Class A (b)	444	38,677
nVent Electric PLC	648	66,077
Regal Rexnord Corp.	31	4,350
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Rockwell Automation, Inc.	349	$135,785
Vertiv Holdings Co. - Class A	1,126	182,423
		1,220,990
Environmental & Facilities Services - 0.4%
Clean Harbors, Inc. (b)	130	30,482
Republic Services, Inc.	646	136,907
Rollins, Inc.	892	53,538
Tetra Tech, Inc.	731	24,518
Veralto Corp.	699	69,746
Waste Management, Inc.	1,233	270,902
		586,093
Heavy Electrical Equipment - 0.4%
Bloom Energy Corp. - Class A (b)	657	57,087
GE Vernova, Inc.	862	563,377
NuScale Power Corp. (b)	302	4,279
		624,743
Human Resource & Employment Services - 0.3%
Automatic Data Processing, Inc.	1,188	305,589
Dayforce, Inc. (b)	389	26,903
Paychex, Inc.	867	97,260
Paycom Software, Inc.	185	29,482
Paylocity Holding Corp. (b)	143	21,808
		481,042
Industrial Conglomerates - 0.2%
3M Co.	551	88,215
Honeywell International, Inc.	1,110	216,550
		304,765
Industrial Machinery & Supplies & Components - 0.9%
Chart Industries, Inc. (b)	149	30,728
Crane Co.	147	27,111
Donaldson Co., Inc.	142	12,590
Dover Corp.	187	36,510
Esab Corp.	150	16,758
Flowserve Corp.	96	6,660
Fortive Corp.	307	16,949
Gates Industrial Corp. PLC (b)	74	1,589
Graco, Inc.	367	30,083
IDEX Corp.	96	17,082
Illinois Tool Works, Inc.	639	157,386
Ingersoll Rand, Inc.	1,212	96,015
ITT, Inc.	175	30,364
Lincoln Electric Holdings, Inc.	152	36,425
Middleby Corp. (b)	60	8,920
Mueller Industries, Inc.	138	15,842
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Nordson Corp.	143	$34,382
Otis Worldwide Corp.	935	81,672
Parker-Hannifin Corp.	387	340,158
Pentair PLC	478	49,779
RBC Bearings, Inc. (b)	79	35,426
Snap-on, Inc.	29	9,993
SPX Technologies, Inc. (b)	143	28,609
Symbotic, Inc. (b)	51	3,035
Watts Water Technologies, Inc. - Class A	48	13,249
Xylem, Inc.	663	90,287
		1,227,602
Office Services & Supplies - 0.0%(a)
MSA Safety, Inc.	53	8,487

Passenger Airlines - 0.0%(a)
Delta Air Lines, Inc.	132	9,161
Joby Aviation, Inc. (b)	1,347	17,780
Southwest Airlines Co.	460	19,012
		45,953
Passenger Ground Transportation - 0.4%
Grab Holdings Ltd. - Class A (b)	8,559	42,709
Lyft, Inc. - Class A (b)	953	18,460
Uber Technologies, Inc. (b)	6,524	533,076
		594,245
Rail Transportation - 0.2%
CSX Corp.	3,204	116,145
Norfolk Southern Corp.	283	81,708
Union Pacific Corp.	607	140,411
		338,264
Research & Consulting Services - 0.3%
Amentum Holdings, Inc. (b)	187	5,423
Booz Allen Hamilton Holding Corp.	154	12,992
CACI International, Inc. - Class A (b)	43	22,911
Equifax, Inc.	374	81,151
FTI Consulting, Inc. (b)	97	16,571
Jacobs Solutions, Inc.	177	23,445
KBR, Inc.	297	11,939
Leidos Holdings, Inc.	180	32,472
Parsons Corp. (b)	213	13,163
TransUnion	589	50,507
UL Solutions, Inc.	92	7,255
Verisk Analytics, Inc.	406	90,818
		368,647

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Trading Companies & Distributors - 0.5%
Applied Industrial Technologies, Inc.	118	$30,299
Core & Main, Inc. - Class A (b)	703	36,535
Fastenal Co.	3,547	142,341
Ferguson Enterprises, Inc.	424	94,395
FTAI Aviation Ltd.	282	55,512
MSC Industrial Direct Co., Inc. - Class A	16	1,345
QXO, Inc. (b)	1,654	31,906
SiteOne Landscape Supply, Inc. (b)	80	9,965
United Rentals, Inc.	180	145,677
Watsco, Inc.	85	28,641
WESCO International, Inc.	12	2,936
WW Grainger, Inc.	144	145,303
		724,855
Total Industrials		13,358,477

Information Technology - 41.3% (c)
Application Software - 3.9%
Adobe, Inc. (b)	1,153	403,539
Appfolio, Inc. - Class A (b)	34	7,910
AppLovin Corp. - Class A (b)	774	521,537
Atlassian Corp. - Class A (b)	453	73,449
Aurora Innovation, Inc. (b)	2,979	11,439
Autodesk, Inc. (b)	646	191,223
Bentley Systems, Inc. - Class B	645	24,617
BILL Holdings, Inc. (b)	307	16,744
Cadence Design Systems, Inc. (b)	849	265,380
CCC Intelligent Solutions Holdings, Inc. (b)	867	6,893
Circle Internet Group, Inc. (b)	53	4,203
Confluent, Inc. - Class A (b)	583	17,630
Datadog, Inc. - Class A (b)	970	131,910
Docusign, Inc. (b)	605	41,382
Dropbox, Inc. - Class A (b)	698	19,404
Dynatrace, Inc. (b)	992	42,993
Elastic NV (b)	301	22,708
Fair Isaac Corp. (b)	77	130,178
Figma, Inc. - Class A (b)	68	2,541
Freshworks, Inc. - Class A (b)	585	7,166
Guidewire Software, Inc. (b)	295	59,298
HubSpot, Inc. (b)	141	56,583
Intuit, Inc.	846	560,407
Klaviyo, Inc. - Class A (b)	66	2,143
Manhattan Associates, Inc. (b)	162	28,076
Nutanix, Inc. - Class A (b)	677	34,994
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Palantir Technologies, Inc. - Class A (b)	6,846	$1,216,877
Pegasystems, Inc.	154	9,197
Procore Technologies, Inc. (b)	144	10,475
PTC, Inc. (b)	383	66,722
Roper Technologies, Inc.	320	142,442
Salesforce, Inc.	2,853	755,788
Samsara, Inc. - Class A (b)	611	21,660
ServiceTitan, Inc. - Class A (b)	162	17,253
SPS Commerce, Inc. (b)	103	9,180
Strategy, Inc. - Class A (b)	636	96,640
Synopsys, Inc. (b)	542	254,588
Trimble, Inc. (b)	626	49,047
Tyler Technologies, Inc. (b)	137	62,191
Unity Software, Inc. (b)	711	31,405
Vertex, Inc. - Class A (b)	174	3,475
Workday, Inc. - Class A (b)	641	137,674
Zoom Communications, Inc. - Class A (b)	276	23,816
		5,592,777
Communications Equipment - 0.8%
Arista Networks, Inc. (b)	3,107	407,110
Ciena Corp. (b)	430	100,564
Cisco Systems, Inc.	4,939	380,451
F5, Inc. (b)	105	26,803
Lumentum Holdings, Inc. (b)	70	25,801
Motorola Solutions, Inc.	463	177,477
		1,118,206
Electronic Components - 0.5%
Amphenol Corp. - Class A	3,791	512,316
Coherent Corp. (b)	414	76,412
Corning, Inc.	1,254	109,800
Littelfuse, Inc.	40	10,117
		708,645
Electronic Equipment & Instruments - 0.2%
Cognex Corp.	430	15,471
Keysight Technologies, Inc. (b)	453	92,045
Ralliant Corp.	268	13,644
Teledyne Technologies, Inc. (b)	146	74,567
Vontier Corp.	457	16,991
Zebra Technologies Corp. - Class A (b)	135	32,781
		245,499
Electronic Manufacturing Services - 0.1%
Flex Ltd. (b)	214	12,930
Jabil, Inc.	166	37,851
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
TE Connectivity PLC	568	$129,226
		180,007
Internet Services & Infrastructure - 0.6%
Akamai Technologies, Inc. (b)	186	16,228
Cloudflare, Inc. - Class A (b)	860	169,549
CoreWeave, Inc. - Class A (b)	885	63,375
GoDaddy, Inc. - Class A (b)	426	52,858
MongoDB, Inc. (b)	248	104,083
Okta, Inc. (b)	562	48,596
Snowflake, Inc. - Class A (b)	938	205,760
Twilio, Inc. - Class A (b)	432	61,448
VeriSign, Inc.	282	68,512
		790,409
IT Consulting & Other Services - 0.6%
Accenture PLC - Class A	1,077	288,959
Cognizant Technology Solutions Corp. - Class A	13	1,079
EPAM Systems, Inc. (b)	128	26,225
Gartner, Inc. (b)	237	59,790
Globant SA (b)	175	11,440
International Business Machines Corp.	1,355	401,364
Kyndryl Holdings, Inc. (b)	495	13,147
		802,004
Semiconductor Materials & Equipment - 1.2%
Applied Materials, Inc.	1,837	472,091
Enphase Energy, Inc. (b)	465	14,903
Entegris, Inc.	448	37,744
KLA Corp.	406	493,323
Lam Research Corp.	3,607	617,446
MKS, Inc.	22	3,516
Onto Innovation, Inc. (b)	133	20,995
Teradyne, Inc.	427	82,650
		1,742,668
Semiconductors - 15.1%
Advanced Micro Devices, Inc. (b)	4,989	1,068,444
Analog Devices, Inc.	1,428	387,274
Astera Labs, Inc. (b)	373	62,052
Broadcom, Inc.	14,269	4,938,501
Cirrus Logic, Inc. (b)	155	18,367
Credo Technology Group Holding Ltd. (b)	437	62,880
First Solar, Inc. (b)	303	79,153
GLOBALFOUNDRIES, Inc. (b)	150	5,238
Intel Corp. (b)	7,646	282,137
Lattice Semiconductor Corp. (b)	366	26,930
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
MACOM Technology Solutions Holdings, Inc. (b)	185	$31,687
Marvell Technology, Inc.	2,477	210,495
Microchip Technology, Inc.	1,323	84,302
Monolithic Power Systems, Inc.	154	139,579
NVIDIA Corp.	72,150	13,455,975
NXP Semiconductors NV	517	112,220
ON Semiconductor Corp. (b)	1,288	69,745
QUALCOMM, Inc.	935	159,932
Rambus, Inc. (b)	312	28,670
Silicon Laboratories, Inc. (b)	56	7,319
Texas Instruments, Inc.	2,063	357,910
Universal Display Corp.	79	9,226
		21,598,036
Systems Software - 9.6%
Commvault Systems, Inc. (b)	137	17,174
Crowdstrike Holdings, Inc. - Class A (b)	732	343,132
CyberArk Software Ltd. (b)	125	55,758
Dolby Laboratories, Inc. - Class A	72	4,624
Fortinet, Inc. (b)	1,817	144,288
Gen Digital, Inc.	752	20,447
Gitlab, Inc. - Class A (b)	293	10,996
Microsoft Corp.	22,953	11,100,530
Monday.com Ltd. (b)	92	13,576
Nebius Group NV (b)	554	46,373
Oracle Corp.	5,084	990,922
Palo Alto Networks, Inc. (b)	2,082	383,504
Qualys, Inc. (b)	64	8,506
Rubrik, Inc. - Class A (b)	255	19,502
SentinelOne, Inc. - Class A (b)	683	10,245
ServiceNow, Inc. (b)	3,130	479,485
UiPath, Inc. - Class A (b)	1,172	19,209
Zscaler, Inc. (b)	284	63,877
		13,732,148
Technology Distributors - 0.0%(a)
CDW Corp.	159	21,656

Technology Hardware, Storage & Peripherals - 8.7%
Apple, Inc.	44,938	12,216,844
Dell Technologies, Inc. - Class C	166	20,896
IonQ, Inc. (b)	979	43,928
NetApp, Inc.	198	21,204
Pure Storage, Inc. - Class A (b)	897	60,108
Seagate Technology Holdings PLC	111	30,568
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Super Micro Computer, Inc. (b)	1,525	$44,637
		12,438,185
Total Information Technology		58,970,240

Materials - 1.3%
Construction Materials - 0.3%
CRH PLC	905	112,944
Eagle Materials, Inc.	104	21,495
James Hardie Industries PLC (b)	1,650	34,237
Martin Marietta Materials, Inc.	165	102,739
Vulcan Materials Co.	408	116,370
		387,785
Copper - 0.0%(a)
Freeport-McMoRan, Inc.	964	48,962

Diversified Metals & Mining - 0.0%(a)
MP Materials Corp. (b)	453	22,885

Fertilizers & Agricultural Chemicals - 0.1%
Corteva, Inc.	990	66,360

Gold - 0.1%
Newmont Corp.	475	47,429
Royal Gold, Inc.	227	50,460
		97,889
Industrial Gases - 0.4%
Air Products and Chemicals, Inc.	372	91,891
Linde PLC	1,243	530,003
		621,894
Metal, Glass & Plastic Containers - 0.0%(a)
AptarGroup, Inc.	64	7,805
Ball Corp.	73	3,867
		11,672
Paper & Plastic Packaging Products & Materials - 0.0%(a)
Avery Dennison Corp.	37	6,730
International Paper Co.	198	7,799
Packaging Corp. of America	95	19,592
Smurfit WestRock PLC	63	2,436
		36,557
Specialty Chemicals - 0.4%
Albemarle Corp.	362	51,201
Axalta Coating Systems Ltd. (b)	359	11,599
Ecolab, Inc.	773	202,928
International Flavors & Fragrances, Inc.	51	3,437
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
RPM International, Inc.	292	$30,368
Sherwin-Williams Co.	695	225,201
Solstice Advanced Materials, Inc. (b)	297	14,428
		539,162
Steel - 0.0%(a)
Cleveland-Cliffs, Inc. (b)	1,388	18,433
Total Materials		1,851,599

Real Estate - 0.2%
Real Estate Development - 0.0%(a)
Howard Hughes Holdings, Inc. (b)	48	3,829

Real Estate Services - 0.2%
CBRE Group, Inc. - Class A (b)	820	131,848
CoStar Group, Inc. (b)	1,212	81,495
Jones Lang LaSalle, Inc. (b)	13	4,374
Zillow Group, Inc. - Class A (b)	68	4,639
Zillow Group, Inc. - Class C (b)	394	26,879
		249,235
Total Real Estate		253,064

Utilities - 0.9%
Electric Utilities - 0.6%
Alliant Energy Corp.	171	11,117
American Electric Power Co., Inc.	107	12,338
Constellation Energy Corp.	956	337,726
Entergy Corp.	189	17,469
IDACORP, Inc.	33	4,176
NextEra Energy, Inc.	3,002	241,000
NRG Energy, Inc.	470	74,843
Oklo, Inc. (b)	362	25,977
PPL Corp.	241	8,440
Southern Co.	968	84,410
TXNM Energy, Inc.	68	4,004
		821,500
Gas Utilities - 0.0%(a)
Atmos Energy Corp.	203	34,029

Independent Power Producers & Energy Traders - 0.2%
Talen Energy Corp. (b)	111	41,607
Vistra Corp.	1,124	181,335
		222,942
Multi-Utilities - 0.1%
Ameren Corp.	190	18,973
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
CenterPoint Energy, Inc.	406	$15,566
CMS Energy Corp.	92	6,433
NiSource, Inc.	364	15,201
Public Service Enterprise Group, Inc.	373	29,952
Sempra	286	25,251
WEC Energy Group, Inc.	134	14,132
		125,508
Water Utilities - 0.0%(a)
American Water Works Co., Inc.	199	25,970
Total Utilities		1,229,949
TOTAL COMMON STOCKS (Cost $95,651,766)		140,095,083

REAL ESTATE INVESTMENT TRUSTS - 1.7%
Real Estate - 1.7%
Data Center REITs - 0.3%
Digital Realty Trust, Inc.	1,045	161,672
Equinix, Inc.	290	222,186
		383,858
Diversified REITs - 0.0%(a)
WP Carey, Inc.	9	579

Health Care REITs - 0.4%
Healthpeak Properties, Inc.	59	949
Ventas, Inc.	1,394	107,868
Welltower, Inc.	2,120	393,493
		502,310
Hotel & Resort REITs - 0.0%(a)
Host Hotels & Resorts, Inc.	1,313	23,280
Ryman Hospitality Properties, Inc.	244	23,087
		46,367
Industrial REITs - 0.2%
Americold Realty Trust, Inc.	25	322
EastGroup Properties, Inc.	120	21,377
First Industrial Realty Trust, Inc.	323	18,498
Lineage, Inc.	78	2,730
Prologis, Inc.	2,182	278,554
Rexford Industrial Realty, Inc.	154	5,963
STAG Industrial, Inc.	294	10,807
		338,251
Multi-Family Residential REITs - 0.2%
AvalonBay Communities, Inc.	220	39,888
Camden Property Trust	300	33,024
Equity Residential	783	49,360
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Essex Property Trust, Inc.	86	$22,504
Mid-America Apartment Communities, Inc.	161	22,365
UDR, Inc.	1,023	37,524
		204,665
Office REITs - 0.0%(a)
Vornado Realty Trust	323	10,749

Other Specialized REITs - 0.1%
Iron Mountain, Inc.	893	74,075
Lamar Advertising Co. - Class A	64	8,101
		82,176
Retail REITs - 0.1%
Agree Realty Corp.	3	216
Brixmor Property Group, Inc.	56	1,468
Federal Realty Investment Trust	49	4,939
Kimco Realty Corp.	191	3,872
Realty Income Corp.	1,810	102,030
Regency Centers Corp.	88	6,075
Simon Property Group, Inc.	396	73,303
		191,903
Self-Storage REITs - 0.1%
CubeSmart	334	12,041
Extra Space Storage, Inc.	479	62,375
National Storage Affiliates Trust	68	1,918
Public Storage	314	81,483
		157,817
Single-Family Residential REITs - 0.1%
American Homes 4 Rent - Class A	856	27,478
Equity LifeStyle Properties, Inc.	404	24,487
Invitation Homes, Inc.	1,441	40,045
Sun Communities, Inc.	298	36,925
		128,935
Telecom Tower REITs - 0.2%
American Tower Corp.	1,027	180,311
Crown Castle, Inc.	891	79,183
SBA Communications Corp.	314	60,737
		320,231
Timber REITs - 0.0%(a)
Weyerhaeuser Co.	287	6,799
Total Real Estate		2,374,640
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,299,755)		2,374,640

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value

CONTINGENT VALUE RIGHTS - 0.0% (a)
Health Care - 0.0%(a)
ABIOMED, Inc., Exercise Price $0.00 (b)(d)	4	$—
TOTAL CONTINGENT VALUE RIGHTS (Cost $0)		—

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.3%
First American Government Obligations Fund - Class X, 3.67% (e)	388,868	388,868
TOTAL MONEY MARKET FUNDS (Cost $388,868)		388,868

TOTAL INVESTMENTS - 100.0% (Cost $98,340,389)		$142,858,591
Other Assets in Excess of Liabilities - 0.0% (a)		16,916
TOTAL NET ASSETS - 100.0%		$142,875,507

Percentages are stated as a percent of net assets.

LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Represents less than 0.05% of net assets.
(b)	Non-income producing security.
(c)
To the extent that the Fund invests more heavily in a particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of December 31, 2025.

(e)	The rate shown represents the 7-day annualized yield as of December 31, 2025.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.1%
Communication Services - 4.7%
Advertising - 0.2%
Omnicom Group, Inc.	1,334	$107,720

Alternative Carriers - 0.1%
AST SpaceMobile, Inc. (a)	836	60,719

Broadcasting - 0.2%
Fox Corp. - Class A	792	57,871
Fox Corp. - Class B	472	30,647
Nexstar Media Group, Inc.	105	21,320
Paramount Skydance Corp.	3,732	50,009
		159,847
Cable & Satellite - 0.9%
Charter Communications, Inc. - Class A (a)	391	81,621
Comcast Corp. - Class A	15,283	456,809
EchoStar Corp. - Class A (a)	571	62,068
Liberty Broadband Corp. - Class A (a)	25	1,207
Liberty Broadband Corp. - Class C (a)	483	23,474
Sirius XM Holdings, Inc.	775	15,496
		640,675
Integrated Telecommunication Services - 2.1%
AT&T, Inc.	30,250	751,410
Frontier Communications Parent, Inc. (a)	916	34,872
Verizon Communications, Inc.	16,333	665,243
		1,451,525
Interactive Home Entertainment - 0.1%
Electronic Arts, Inc.	141	28,811
ROBLOX Corp. - Class A (a)	547	44,323
		73,134
Interactive Media & Services - 0.5%
Alphabet, Inc. - Class A	500	156,500
Alphabet, Inc. - Class C	405	127,089
IAC, Inc. (a)	192	7,507
Match Group, Inc.	402	12,981
ZoomInfo Technologies, Inc. (a)	708	7,200
		311,277
Movies & Entertainment - 0.3%
Liberty Live Holdings, Inc. - Class A (a)	86	7,009
Liberty Live Holdings, Inc. - Class C (a)	224	18,628
Walt Disney Co.	1,604	182,487
		208,124

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Publishing - 0.1%
New York Times Co. - Class A	35	$2,430
News Corp. - Class A	1,102	28,784
News Corp. - Class B	312	9,245
		40,459
Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc.	842	170,960
Total Communication Services		3,224,440

Consumer Discretionary - 5.5%
Apparel Retail - 0.1%
Abercrombie & Fitch Co. - Class A (a)	201	25,300
Gap, Inc.	927	23,731
Ross Stores, Inc.	254	45,756
		94,787
Apparel, Accessories & Luxury Goods - 0.2%
Columbia Sportswear Co.	65	3,581
Levi Strauss & Co. - Class A	274	5,683
Lululemon Athletica, Inc. (a)	86	17,871
PVH Corp.	205	13,739
Ralph Lauren Corp.	20	7,072
Tapestry, Inc.	231	29,515
VF Corp.	1,584	28,639
		106,100
Automobile Manufacturers - 0.9%
Ford Motor Co.	16,508	216,585
General Motors Co.	3,942	320,563
Stellantis NV	7,512	81,806
Thor Industries, Inc.	212	21,766
		640,720
Automotive Parts & Equipment - 0.2%
Aptiv PLC (a)	959	72,970
BorgWarner, Inc.	895	40,329
Gentex Corp.	616	14,334
Lear Corp.	224	25,671
		153,304
Automotive Retail - 0.2%
AutoNation, Inc. (a)	149	30,766
CarMax, Inc. (a)	633	24,459
Lithia Motors, Inc.	106	35,227
Murphy USA, Inc.	66	26,632
Penske Automotive Group, Inc.	65	10,289
Valvoline, Inc. (a)	291	8,456
		135,829
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Broadline Retail - 0.3%
Dillard's, Inc. - Class A	12	$7,276
eBay, Inc.	1,621	141,189
Etsy, Inc. (a)	216	11,975
Macy's, Inc.	1,105	24,365
		184,805
Casinos & Gaming - 0.1%
Boyd Gaming Corp.	191	16,281
Brightstar Lottery PLC	432	6,687
Churchill Downs, Inc.	77	8,761
MGM Resorts International (a)	458	16,713
		48,442
Computer & Electronics Retail - 0.1%
Best Buy Co., Inc.	812	54,347

Consumer Electronics - 0.0%(b)
Garmin Ltd.	67	13,591

Distributors - 0.2%
Genuine Parts Co.	540	66,398
LKQ Corp.	1,076	32,495
Pool Corp.	45	10,294
		109,187
Footwear - 0.1%
Crocs, Inc. (a)	190	16,249
NIKE, Inc. - Class B	1,152	73,394
		89,643
Home Furnishings - 0.0%(b)
Mohawk Industries, Inc. (a)	217	23,718
Somnigroup International, Inc.	15	1,339
		25,057
Home Improvement Retail - 1.6%
Home Depot, Inc.	1,907	656,199
Lowe's Cos., Inc.	1,750	422,030
		1,078,229
Homebuilding - 0.7%
DR Horton, Inc.	1,133	163,186
Installed Building Products, Inc.	18	4,669
Lennar Corp. - Class A	903	92,828
Lennar Corp. - Class B	18	1,712
NVR, Inc. (a)	5	36,464
PulteGroup, Inc.	839	98,381
Toll Brothers, Inc.	414	55,981
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
TopBuild Corp. (a)	8	$3,338
		456,559
Homefurnishing Retail - 0.1%
RH (a)	21	3,762
Williams-Sonoma, Inc.	221	39,468
		43,230
Hotels, Resorts & Cruise Lines - 0.0%(b)
Travel + Leisure Co.	247	17,421
Wyndham Hotels & Resorts, Inc.	130	9,823
		27,244
Household Appliances - 0.0%(b)
Whirlpool Corp.	217	15,654

Leisure Facilities - 0.0%(b)
Vail Resorts, Inc.	143	18,990

Leisure Products - 0.1%
Brunswick Corp.	279	20,713
Hasbro, Inc.	524	42,968
Mattel, Inc. (a)	1,236	24,522
YETI Holdings, Inc. (a)	203	8,967
		97,170
Motorcycle Manufacturers - 0.0%(b)
Harley-Davidson, Inc.	471	9,651

Other Specialty Retail - 0.2%
Bath & Body Works, Inc.	878	17,631
Dick's Sporting Goods, Inc.	264	52,264
Five Below, Inc. (a)	45	8,476
Tractor Supply Co.	522	26,105
Ulta Beauty, Inc. (a)	5	3,025
		107,501
Restaurants - 0.3%
Darden Restaurants, Inc.	203	37,356
Domino's Pizza, Inc.	3	1,251
McDonald's Corp.	441	134,783
Starbucks Corp.	196	16,505
Yum! Brands, Inc.	11	1,664
		191,559
Specialized Consumer Services - 0.1%
ADT, Inc.	1,314	10,604
H&R Block, Inc.	558	24,318
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Service Corp. International	432	$33,683
		68,605
Total Consumer Discretionary		3,770,204

Consumer Staples - 7.8%
Agricultural Products & Services - 0.3%
Archer-Daniels-Midland Co.	2,018	116,015
Bunge Global SA	702	62,534
Darling Ingredients, Inc. (a)	632	22,752
Ingredion, Inc.	254	28,006
		229,307
Brewers - 0.0%(b)
Molson Coors Beverage Co. - Class B	683	31,883

Consumer Staples Merchandise Retail - 1.3%
BJ's Wholesale Club Holdings, Inc. (a)	225	20,257
Dollar General Corp.	930	123,476
Dollar Tree, Inc. (a)	791	97,301
Target Corp.	1,883	184,063
Walmart, Inc.	4,381	488,087
		913,184
Distillers & Vintners - 0.2%
Brown-Forman Corp. - Class A	1	26
Brown-Forman Corp. - Class B	875	22,803
Constellation Brands, Inc. - Class A	581	80,155
		102,984
Food Distributors - 0.2%
Performance Food Group Co. (a)	325	29,224
Sysco Corp.	1,340	98,745
US Foods Holding Corp. (a)	126	9,490
		137,459
Food Retail - 0.3%
Albertsons Cos., Inc. - Class A	1,272	21,840
Kroger Co.	2,508	156,700
Maplebear, Inc. (a)	139	6,252
		184,792
Household Products - 1.6%
Church & Dwight Co., Inc.	206	17,273
Clorox Co.	522	52,633
Colgate-Palmolive Co.	1,254	99,091
Kimberly-Clark Corp.	1,358	137,009
Procter & Gamble Co.	5,384	771,581
Reynolds Consumer Products, Inc.	338	7,747
		1,085,334
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Packaged Foods & Meats - 1.0%
Campbell's Co.	767	$21,376
Conagra Brands, Inc.	1,927	33,356
Flowers Foods, Inc.	679	7,388
General Mills, Inc.	2,261	105,136
Hershey Co.	195	35,486
Hormel Foods Corp.	1,123	26,615
J M Smucker Co.	431	42,156
Kraft Heinz Co.	3,423	83,008
Lamb Weston Holdings, Inc.	237	9,928
Marzetti Co.	14	2,302
McCormick & Co., Inc.	641	43,659
Mondelez International, Inc. - Class A	3,533	190,181
Pilgrim's Pride Corp.	246	9,592
Post Holdings, Inc. (a)	182	18,027
Tyson Foods, Inc. - Class A	1,196	70,110
		698,320
Personal Care Products - 0.2%
Coty, Inc. - Class A (a)	183	564
Estee Lauder Cos., Inc. - Class A	424	44,401
Kenvue, Inc.	5,206	89,803
		134,768
Soft Drinks & Non-alcoholic Beverages - 1.6%
Coca-Cola Co.	4,000	279,640
Coca-Cola Consolidated, Inc.	70	10,731
Keurig Dr Pepper, Inc.	4,653	130,331
PepsiCo, Inc.	4,547	652,585
		1,073,287
Tobacco - 1.1%
Altria Group, Inc.	7,104	409,617
Philip Morris International, Inc.	2,276	365,070
		774,687
Total Consumer Staples		5,366,005

Energy - 9.4%
Integrated Oil & Gas - 4.6%
Chevron Corp.	6,359	969,175
Exxon Mobil Corp.	17,441	2,098,850
Occidental Petroleum Corp.	3,033	124,717
		3,192,742
Oil & Gas Drilling - 0.0%(b)
Noble Corp. PLC	352	9,940
Transocean Ltd. (a)	2,858	11,804
		21,744
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Oil & Gas Equipment & Services - 0.7%
Baker Hughes Co.	1,710	$77,873
Halliburton Co.	3,160	89,302
NOV, Inc.	1,389	21,710
SLB Ltd.	6,234	239,261
Weatherford International PLC	273	21,365
		449,511
Oil & Gas Exploration & Production - 2.1%
Antero Resources Corp. (a)	1,233	42,489
APA Corp.	1,504	36,788
Chord Energy Corp.	241	22,341
ConocoPhillips	5,282	494,448
Coterra Energy, Inc.	2,942	77,433
Devon Energy Corp.	2,598	95,165
Diamondback Energy, Inc.	777	116,806
EOG Resources, Inc.	2,310	242,573
EQT Corp.	1,755	94,068
Expand Energy Corp.	951	104,952
Matador Resources Co.	435	18,461
Murphy Oil Corp.	503	15,719
Ovintiv, Inc.	1,087	42,600
Permian Resources Corp.	2,643	37,081
Range Resources Corp.	896	31,593
Venture Global, Inc. - Class A	145	989
		1,473,506
Oil & Gas Refining & Marketing - 1.0%
HF Sinclair Corp.	649	29,906
Marathon Petroleum Corp.	1,298	211,094
PBF Energy, Inc. - Class A	441	11,960
Phillips 66	1,696	218,852
Valero Energy Corp.	1,284	209,022
		680,834
Oil & Gas Storage & Transportation - 1.0%
Antero Midstream Corp.	1,408	25,048
Cheniere Energy, Inc.	216	41,988
DT Midstream, Inc.	243	29,082
Hess Midstream LP - Class A	133	4,589
Kinder Morgan, Inc.	8,074	221,954
ONEOK, Inc.	2,190	160,965
Targa Resources Corp.	271	50,000
Williams Cos., Inc.	1,999	120,160
		653,786
Total Energy		6,472,123

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Financials - 21.7%
Asset Management & Custody Banks - 2.0%
Affiliated Managers Group, Inc.	118	$34,017
Ameriprise Financial, Inc.	181	88,752
Bank of New York Mellon Corp.	2,508	291,154
Blackrock, Inc.	160	171,254
Blackstone, Inc.	1,543	237,838
Carlyle Group, Inc.	1,099	64,962
Franklin Resources, Inc.	1,284	30,675
Invesco Ltd.	1,752	46,025
KKR & Co., Inc.	596	75,978
Northern Trust Corp.	779	106,404
SEI Investments Co.	244	20,013
State Street Corp.	740	95,467
T Rowe Price Group, Inc.	893	91,425
TPG, Inc.	256	16,343
		1,370,307
Commercial & Residential Mortgage Finance - 0.2%
Essent Group Ltd.	434	28,215
MGIC Investment Corp.	910	26,590
Radian Group, Inc.	639	22,998
Rocket Cos., Inc. - Class A	3,373	65,301
UWM Holdings Corp.	77	337
		143,441
Consumer Finance - 1.5%
Ally Financial, Inc.	1,111	50,317
American Express Co.	366	135,402
Capital One Financial Corp.	2,640	639,830
Credit Acceptance Corp. (a)	13	5,765
OneMain Holdings, Inc.	453	30,600
SLM Corp.	879	23,786
Synchrony Financial	1,512	126,146
		1,011,846
Diversified Banks - 7.0%
Bank of America Corp.	28,536	1,569,480
Citigroup, Inc.	7,763	905,864
Comerica, Inc.	491	42,683
Fifth Third Bancorp	2,778	130,038
First Citizens BancShares, Inc. - Class A	23	49,362
JPMorgan Chase & Co.	711	229,098
KeyCorp	4,534	93,582
PNC Financial Services Group, Inc.	1,664	347,327
US Bancorp	6,522	348,014
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Wells Fargo & Co.	11,688	$1,089,322
		4,804,770
Diversified Financial Services - 0.2%
Corebridge Financial, Inc.	1,022	30,834
Equitable Holdings, Inc.	1,232	58,705
Voya Financial, Inc.	438	32,626
		122,165
Financial Exchanges & Data - 0.3%
CME Group, Inc.	585	159,752
FactSet Research Systems, Inc.	12	3,482
Intercontinental Exchange, Inc.	46	7,450
MarketAxess Holdings, Inc.	39	7,069
		177,753
Insurance Brokers - 0.3%
Aon PLC - Class A	82	28,936
Marsh & McLennan Cos., Inc.	539	99,995
Willis Towers Watson PLC	203	66,706
		195,637
Investment Banking & Brokerage - 2.3%
Charles Schwab Corp.	1,292	129,084
Evercore, Inc. - Class A	82	27,900
Goldman Sachs Group, Inc.	905	795,495
Houlihan Lokey, Inc.	20	3,484
Jefferies Financial Group, Inc.	570	35,323
Lazard, Inc.	435	21,124
Morgan Stanley	2,383	423,054
Raymond James Financial, Inc.	440	70,659
Stifel Financial Corp.	391	48,961
		1,555,084
Life & Health Insurance - 1.2%
Aflac, Inc.	2,272	250,533
F&G Annuities & Life, Inc.	64	1,969
Globe Life, Inc.	324	45,315
Lincoln National Corp.	653	29,078
MetLife, Inc.	2,383	188,114
Primerica, Inc.	122	31,520
Principal Financial Group, Inc.	936	82,565
Prudential Financial, Inc.	1,473	166,272
Unum Group	664	51,460
		846,826
Multi-Sector Holdings - 0.7%
Berkshire Hathaway, Inc. - Class B (a)	989	497,121

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Property & Casualty Insurance - 3.3%
Allstate Corp.	1,103	$229,589
American Financial Group, Inc.	304	41,551
American International Group, Inc.	2,337	199,930
Arch Capital Group Ltd. (a)	1,467	140,715
Assurant, Inc.	218	52,505
Axis Capital Holdings Ltd.	326	34,911
Chubb Ltd.	1,546	482,538
Cincinnati Financial Corp.	502	81,987
Fidelity National Financial, Inc.	1,064	58,084
First American Financial Corp.	436	26,788
Hanover Insurance Group, Inc.	134	24,491
Hartford Insurance Group, Inc.	1,190	163,982
Loews Corp.	743	78,245
Markel Group, Inc. (a)	51	109,632
Old Republic International Corp.	885	40,391
Progressive Corp.	730	166,236
RLI Corp.	117	7,486
Selective Insurance Group, Inc.	232	19,411
Travelers Cos., Inc.	934	270,916
W R Berkley Corp.	855	59,953
		2,289,341
Regional Banks - 1.8%
Bank OZK	436	20,065
BOK Financial Corp.	93	11,017
Citizens Financial Group, Inc.	1,708	99,764
Commerce Bancshares, Inc.	470	24,592
Cullen/Frost Bankers, Inc.	194	24,566
East West Bancorp, Inc.	582	65,411
First Financial Bankshares, Inc.	242	7,229
First Horizon Corp.	2,033	48,589
Huntington Bancshares, Inc.	6,683	115,950
M&T Bank Corp.	642	129,350
Old National Bancorp/IN	1,291	28,802
Pinnacle Financial Partners, Inc.	324	30,913
Popular, Inc.	288	35,862
Prosperity Bancshares, Inc.	377	26,054
Regions Financial Corp.	3,855	104,471
Southstate Bank Corp.	297	27,951
Synovus Financial Corp.	588	29,429
TFS Financial Corp.	214	2,863
Truist Financial Corp.	5,433	267,358
UMB Financial Corp.	222	25,539
United Bankshares, Inc.	475	18,240
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Webster Financial Corp.	666	$41,918
Western Alliance Bancorp	162	13,619
Wintrust Financial Corp.	270	37,751
Zions Bancorp NA	592	34,656
		1,271,959
Reinsurance - 0.2%
Everest Group Ltd.	175	59,386
Reinsurance Group of America, Inc.	259	52,696
RenaissanceRe Holdings Ltd.	190	53,421
		165,503
Transaction & Payment Processing Services - 0.7%
Corpay, Inc. (a)	42	12,639
Euronet Worldwide, Inc. (a)	134	10,198
Fidelity National Information Services, Inc.	2,207	146,677
Fiserv, Inc. (a)	1,037	69,655
Global Payments, Inc.	1,030	79,722
Jack Henry & Associates, Inc.	12	2,190
PayPal Holdings, Inc.	2,726	159,144
Western Union Co.	1,509	14,049
WEX, Inc. (a)	61	9,088
		503,362
Total Financials		14,955,115

Health Care - 19.5%
Biotechnology - 4.0%
AbbVie, Inc.	4,888	1,116,859
Amgen, Inc.	1,716	561,664
Biogen, Inc. (a)	596	104,890
BioMarin Pharmaceutical, Inc. (a)	457	27,160
CRISPR Therapeutics AG (a)	223	11,694
Cytokinetics, Inc. (a)	106	6,735
Gilead Sciences, Inc.	4,513	553,926
Incyte Corp. (a)	342	33,779
Insmed, Inc. (a)	294	51,168
Ionis Pharmaceuticals, Inc. (a)	347	27,451
Moderna, Inc. (a)	443	13,064
Natera, Inc. (a)	87	19,931
Regeneron Pharmaceuticals, Inc.	324	250,086
Summit Therapeutics, Inc. (a)	247	4,320
Vaxcyte, Inc. (a)	10	461
		2,783,188
Health Care Distributors - 1.3%
Cardinal Health, Inc.	1,004	206,322
Cencora, Inc.	781	263,783
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Henry Schein, Inc. (a)	398	$30,081
McKesson Corp.	488	400,301
		900,487
Health Care Equipment - 2.0%
Abbott Laboratories	2,678	335,527
Baxter International, Inc.	2,096	40,054
Becton Dickinson & Co.	1,216	235,989
GE HealthCare Technologies, Inc.	1,233	101,131
Globus Medical, Inc. - Class A (a)	27	2,357
Hologic, Inc. (a)	932	69,425
Medtronic PLC	4,750	456,285
STERIS PLC	71	18,000
Teleflex, Inc.	174	21,235
Zimmer Biomet Holdings, Inc.	837	75,263
		1,355,266
Health Care Facilities - 0.5%
Encompass Health Corp.	184	19,530
HCA Healthcare, Inc.	487	227,361
Tenet Healthcare Corp. (a)	385	76,507
Universal Health Services, Inc. - Class B	229	49,926
		373,324
Health Care Services - 1.4%
Chemed Corp.	27	11,552
Cigna Group	1,127	310,184
CVS Health Corp.	5,261	417,513
DaVita, Inc. (a)	164	18,632
Labcorp Holdings, Inc.	354	88,812
Option Care Health, Inc. (a)	180	5,735
Quest Diagnostics, Inc.	471	81,733
		934,161
Health Care Supplies - 0.1%
Align Technology, Inc. (a)	85	13,273
Cooper Cos., Inc. (a)	701	57,454
Dentsply Sirona, Inc.	862	9,853
Solventum Corp. (a)	277	21,949
		102,529
Life Sciences Tools & Services - 1.4%
Agilent Technologies, Inc.	324	44,087
Avantor, Inc. (a)	2,763	31,664
Bio-Rad Laboratories, Inc. - Class A (a)	61	18,482
Bruker Corp.	130	6,124
Charles River Laboratories International, Inc. (a)	120	23,938
Danaher Corp.	1,373	314,307
ICON PLC (a)	191	34,804
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Illumina, Inc. (a)	90	$11,804
IQVIA Holdings, Inc. (a)	240	54,098
QIAGEN NV	486	21,855
Revvity, Inc.	470	45,473
Sotera Health Co. (a)	194	3,422
Thermo Fisher Scientific, Inc.	590	341,876
Waters Corp. (a)	32	12,155
West Pharmaceutical Services, Inc.	15	4,127
		968,216
Managed Health Care - 2.7%
Centene Corp. (a)	2,065	84,975
Elevance Health, Inc.	920	322,506
Humana, Inc.	501	128,321
Molina Healthcare, Inc. (a)	227	39,393
UnitedHealth Group, Inc.	3,806	1,256,399
		1,831,594
Pharmaceuticals - 6.1%
Bristol-Myers Squibb Co.	8,613	464,585
Elanco Animal Health, Inc. (a)	1,776	40,191
Jazz Pharmaceuticals PLC (a)	217	36,890
Johnson & Johnson	8,559	1,771,285
Merck & Co., Inc.	10,588	1,114,493
Organon & Co.	1,124	8,059
Perrigo Co. PLC	500	6,960
Pfizer, Inc.	23,899	595,085
Royalty Pharma PLC - Class A	1,526	58,965
Viatris, Inc.	4,914	61,179
Zoetis, Inc.	196	24,661
		4,182,353
Total Health Care		13,431,118

Industrials - 8.6%
Aerospace & Defense - 1.9%
General Dynamics Corp.	560	188,530
General Electric Co.	58	17,866
Huntington Ingalls Industries, Inc.	126	42,849
L3Harris Technologies, Inc.	385	113,024
Lockheed Martin Corp.	907	438,689
Northrop Grumman Corp.	306	174,484
RTX Corp.	1,138	208,709
Textron, Inc.	738	64,331
TransDigm Group, Inc.	67	89,100
		1,337,582

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Agricultural & Farm Machinery - 0.2%
AGCO Corp.	232	$24,202
CNH Industrial NV	3,611	33,293
Deere & Co.	80	37,246
Toro Co.	368	28,969
		123,710
Air Freight & Logistics - 1.1%
CH Robinson Worldwide, Inc.	491	78,933
Expeditors International of Washington, Inc.	503	74,952
FedEx Corp.	907	261,996
GXO Logistics, Inc. (a)	314	16,529
United Parcel Service, Inc. - Class B	3,106	308,084
		740,494
Building Products - 0.6%
A O Smith Corp.	292	19,529
Advanced Drainage Systems, Inc.	65	9,414
Allegion PLC	68	10,827
Builders FirstSource, Inc. (a)	455	46,815
Carlisle Cos., Inc.	73	23,350
Carrier Global Corp.	1,146	60,555
Fortune Brands Innovations, Inc.	550	27,511
Johnson Controls International PLC	870	104,182
Masco Corp.	521	33,063
Owens Corning	340	38,049
Simpson Manufacturing Co., Inc.	3	484
UFP Industries, Inc.	231	21,033
		394,812
Cargo Ground Transportation - 0.2%
JB Hunt Transport Services, Inc.	196	38,091
Knight-Swift Transportation Holdings, Inc.	666	34,818
Landstar System, Inc.	145	20,837
Old Dominion Freight Line, Inc.	10	1,568
U-Haul Holding Co.	361	16,873
U-Haul Holding Co. (a)	7	353
		112,540
Construction & Engineering - 0.1%
AECOM	175	16,683
Everus Construction Group, Inc. (a)	56	4,791
Fluor Corp. (a)	512	20,290
MasTec, Inc. (a)	40	8,695
Valmont Industries, Inc.	20	8,046
WillScot Holdings Corp.	179	3,371
		61,876

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Construction Machinery & Heavy Transportation Equipment - 0.7%
Allison Transmission Holdings, Inc.	324	$31,720
Caterpillar, Inc.	123	70,463
Cummins, Inc.	254	129,654
Oshkosh Corp.	255	32,036
PACCAR, Inc.	1,701	186,276
Westinghouse Air Brake Technologies Corp.	85	18,143
		468,292
Data Processing & Outsourced Services - 0.1%
Concentrix Corp.	221	9,189
Genpact Ltd.	545	25,495
Maximus, Inc.	233	20,113
SS&C Technologies Holdings, Inc.	584	51,053
		105,850
Electrical Components & Equipment - 0.3%
Acuity, Inc.	37	13,322
AMETEK, Inc.	19	3,901
Emerson Electric Co.	964	127,942
Generac Holdings, Inc. (a)	85	11,591
Regal Rexnord Corp.	169	23,714
Rockwell Automation, Inc.	12	4,669
Sensata Technologies Holding PLC	613	20,407
		205,546
Environmental & Facilities Services - 0.0%(b)
Veralto Corp.	67	6,685
Waste Management, Inc.	50	10,986
		17,671
Heavy Electrical Equipment - 0.0%(b)
NuScale Power Corp. (a)	93	1,318

Human Resource & Employment Services - 0.1%
Automatic Data Processing, Inc.	4	1,029
Paychex, Inc.	233	26,138
Robert Half, Inc.	418	11,353
TriNet Group, Inc.	128	7,568
		46,088
Industrial Conglomerates - 0.7%
3M Co.	1,508	241,431
Honeywell International, Inc.	1,167	227,670
		469,101
Industrial Machinery & Supplies & Components - 0.8%
Crane Co.	55	10,144
Donaldson Co., Inc.	189	16,757
Dover Corp.	292	57,010
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Esab Corp.	40	$4,469
Flowserve Corp.	238	16,513
Fortive Corp.	1,011	55,817
Gates Industrial Corp. PLC (a)	662	14,213
Graco, Inc.	196	16,066
IDEX Corp.	190	33,809
Illinois Tool Works, Inc.	338	83,249
ITT, Inc.	27	4,685
Lincoln Electric Holdings, Inc.	22	5,272
Middleby Corp. (a)	147	21,855
Mueller Industries, Inc.	228	26,174
Nordson Corp.	97	23,322
Otis Worldwide Corp.	501	43,762
Pentair PLC	238	24,785
Snap-on, Inc.	184	63,406
Stanley Black & Decker, Inc.	616	45,757
Timken Co.	240	20,191
		587,256
Passenger Airlines - 0.2%
Alaska Air Group, Inc. (a)	168	8,450
American Airlines Group, Inc. (a)	654	10,026
Delta Air Lines, Inc.	674	46,776
Southwest Airlines Co.	231	9,547
United Airlines Holdings, Inc. (a)	332	37,124
		111,923
Rail Transportation - 1.0%
CSX Corp.	3,703	134,234
Norfolk Southern Corp.	542	156,486
Union Pacific Corp.	1,652	382,141
		672,861
Research & Consulting Services - 0.3%
Amentum Holdings, Inc. (a)	346	10,034
Booz Allen Hamilton Holding Corp.	308	25,983
CACI International, Inc. - Class A (a)	32	17,050
Clarivate PLC (a)	1,419	4,739
Equifax, Inc.	24	5,207
FTI Consulting, Inc. (a)	37	6,321
Jacobs Solutions, Inc.	321	42,520
KBR, Inc.	504	20,261
Leidos Holdings, Inc.	327	58,991
Science Applications International Corp.	198	19,931
TransUnion	38	3,258
		214,295

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Trading Companies & Distributors - 0.3%
AerCap Holdings NV	731	$105,088
Air Lease Corp.	434	27,876
Ferguson Enterprises, Inc.	205	45,639
MSC Industrial Direct Co., Inc. - Class A	156	13,120
SiteOne Landscape Supply, Inc. (a)	5	623
United Rentals, Inc.	5	4,047
Watsco, Inc.	13	4,380
WESCO International, Inc.	175	42,812
		243,585
Total Industrials		5,914,800

Information Technology - 9.8%
Application Software - 0.2%
Adobe, Inc. (a)	161	56,348
Dropbox, Inc. - Class A (a)	511	14,206
Figma, Inc. - Class A (a)	87	3,251
Pegasystems, Inc.	21	1,254
Strategy, Inc. - Class A (a)	229	34,797
Trimble, Inc. (a)	47	3,683
Zoom Communications, Inc. - Class A (a)	635	54,794
		168,333
Communications Equipment - 1.0%
Ciena Corp. (a)	40	9,355
Cisco Systems, Inc.	8,446	650,595
F5, Inc. (a)	15	3,829
Lumentum Holdings, Inc. (a)	120	44,231
		708,010
Electronic Components - 0.2%
Coherent Corp. (a)	86	15,873
Corning, Inc.	1,718	150,428
Littelfuse, Inc.	38	9,611
		175,912
Electronic Equipment & Instruments - 0.1%
Cognex Corp.	125	4,497
Crane NXT Co.	156	7,343
Keysight Technologies, Inc. (a)	110	22,351
Ralliant Corp.	64	3,258
Vontier Corp.	375	13,943
Zebra Technologies Corp. - Class A (a)	93	22,582
		73,974
Electronic Manufacturing Services - 0.3%
Flex Ltd. (a)	1,286	77,700
Jabil, Inc.	132	30,099
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
TE Connectivity PLC	473	$107,612
		215,411
Internet Services & Infrastructure - 0.1%
Akamai Technologies, Inc. (a)	518	45,196

IT Consulting & Other Services - 1.7%
Accenture PLC - Class A	1,185	317,935
Amdocs Ltd.	472	38,001
Cognizant Technology Solutions Corp. - Class A	1,816	150,728
EPAM Systems, Inc. (a)	104	21,308
Globant SA (a)	44	2,876
International Business Machines Corp.	2,064	611,377
Kyndryl Holdings, Inc. (a)	566	15,033
		1,157,258
Semiconductor Materials & Equipment - 0.7%
Amkor Technology, Inc.	491	19,385
Applied Materials, Inc.	875	224,866
Enphase Energy, Inc. (a)	324	10,384
Entegris, Inc.	96	8,088
Lam Research Corp.	450	77,031
MKS, Inc.	253	40,429
Onto Innovation, Inc. (a)	2	316
Qnity Electronics, Inc.	788	64,340
Teradyne, Inc.	57	11,033
		455,872
Semiconductors - 3.7%
Analog Devices, Inc.	154	41,765
Cirrus Logic, Inc. (a)	95	11,257
First Solar, Inc. (a)	111	28,997
Intel Corp. (a)	6,394	235,939
Microchip Technology, Inc.	206	13,126
Micron Technology, Inc.	4,731	1,350,275
NXP Semiconductors NV	305	66,203
Qorvo, Inc. (a)	368	31,100
QUALCOMM, Inc.	3,290	562,755
Skyworks Solutions, Inc.	657	41,660
Texas Instruments, Inc.	1,027	178,174
Universal Display Corp.	3	350
		2,561,601
Systems Software - 0.1%
Dolby Laboratories, Inc. - Class A	160	10,275
Gen Digital, Inc.	1,201	32,655
Nebius Group NV (a)	77	6,445
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Rubrik, Inc. - Class A (a)	266	$20,344
		69,719
Technology Distributors - 0.2%
Arrow Electronics, Inc. (a)	219	24,130
CDW Corp.	335	45,627
TD SYNNEX Corp.	314	47,172
		116,929
Technology Hardware, Storage & Peripherals - 1.5%
Dell Technologies, Inc. - Class C	1,115	140,356
Hewlett Packard Enterprise Co.	5,322	127,835
HP, Inc.	3,857	85,934
NetApp, Inc.	583	62,434
Sandisk Corp. (a)	593	140,766
Seagate Technology Holdings PLC	749	206,267
Western Digital Corp.	1,442	248,413
		1,012,005
Total Information Technology		6,760,220

Materials - 3.9%
Aluminum - 0.1%
Alcoa Corp.	1,093	58,082

Commodity Chemicals - 0.2%
Dow, Inc.	3,016	70,514
LyondellBasell Industries NV - Class A	1,066	46,158
Westlake Corp.	177	13,087
		129,759
Construction Materials - 0.3%
CRH PLC	1,612	201,178
Eagle Materials, Inc.	58	11,987
James Hardie Industries PLC (a)	204	4,233
		217,398
Copper - 0.3%
Freeport-McMoRan, Inc.	4,733	240,389

Fertilizers & Agricultural Chemicals - 0.3%
CF Industries Holdings, Inc.	692	53,519
Corteva, Inc.	1,163	77,956
FMC Corp.	472	6,547
Mosaic Co.	1,312	31,606
Scotts Miracle-Gro Co.	218	12,720
		182,348
Gold - 0.6%
Newmont Corp.	4,003	399,700
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Royal Gold, Inc.	119	$26,452
		426,152
Industrial Gases - 0.3%
Air Products and Chemicals, Inc.	403	99,549
Linde PLC	292	124,506
		224,055
Metal, Glass & Plastic Containers - 0.2%
AptarGroup, Inc.	106	12,928
Ball Corp.	1,067	56,519
Crown Holdings, Inc.	504	51,897
		121,344
Paper & Plastic Packaging Products & Materials - 0.6%
Amcor PLC	9,733	81,173
Avery Dennison Corp.	269	48,926
Graphic Packaging Holding Co.	1,117	16,822
International Paper Co.	1,963	77,323
Packaging Corp. of America	247	50,939
Sealed Air Corp.	551	22,828
Smurfit WestRock PLC	2,117	81,864
Sonoco Products Co.	330	14,401
		394,276
Specialty Chemicals - 0.5%
Axalta Coating Systems Ltd. (a)	824	26,624
Celanese Corp.	463	19,576
DuPont de Nemours, Inc.	1,572	63,194
Eastman Chemical Co.	521	33,255
International Flavors & Fragrances, Inc.	1,001	67,457
PPG Industries, Inc.	962	98,567
RPM International, Inc.	257	26,728
Sherwin-Williams Co.	63	20,414
Solstice Advanced Materials, Inc. (a)	293	14,234
		370,049
Steel - 0.5%
Cleveland-Cliffs, Inc. (a)	161	2,138
Commercial Metals Co.	448	31,011
Nucor Corp.	894	145,820
Reliance, Inc.	222	64,129
Steel Dynamics, Inc.	558	94,553
		337,651
Total Materials		2,701,503

Real Estate - 0.1%
Real Estate Development - 0.0%(b)
Howard Hughes Holdings, Inc. (a)	67	5,344

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Real Estate Services - 0.1%
CBRE Group, Inc. - Class A (a)	183	$29,425
Jones Lang LaSalle, Inc. (a)	196	65,948
Zillow Group, Inc. - Class A (a)	25	1,706
Zillow Group, Inc. - Class C (a)	74	5,048
		102,127
Total Real Estate		107,471

Utilities - 6.1%
Electric Utilities - 3.8%
Alliant Energy Corp.	855	55,584
American Electric Power Co., Inc.	2,101	242,266
Duke Energy Corp.	3,285	385,035
Edison International	1,628	97,713
Entergy Corp.	1,568	144,930
Evergy, Inc.	953	69,083
Eversource Energy	1,547	104,159
Exelon Corp.	4,212	183,601
FirstEnergy Corp.	2,298	102,881
IDACORP, Inc.	187	23,667
NextEra Energy, Inc.	4,609	370,011
NRG Energy, Inc.	180	28,663
OGE Energy Corp.	742	31,683
PG&E Corp.	8,997	144,582
Pinnacle West Capital Corp.	452	40,092
Portland General Electric Co.	497	23,851
PPL Corp.	2,235	78,270
Southern Co.	3,307	288,370
TXNM Energy, Inc.	328	19,313
Xcel Energy, Inc.	2,450	180,957
		2,614,711
Gas Utilities - 0.2%
Atmos Energy Corp.	403	67,555
MDU Resources Group, Inc.	716	13,976
National Fuel Gas Co.	345	27,621
UGI Corp.	855	32,003
		141,155
Independent Power Producers & Energy Traders - 0.1%
AES Corp.	2,850	40,869

Multi-Utilities - 1.8%
Ameren Corp.	912	91,072
Black Hills Corp.	309	21,451
CenterPoint Energy, Inc.	2,201	84,386
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
CMS Energy Corp.	1,082	$75,664
Consolidated Edison, Inc.	1,506	149,576
Dominion Energy, Inc.	3,608	211,393
DTE Energy Co.	777	100,218
NiSource, Inc.	1,491	62,264
Public Service Enterprise Group, Inc.	1,553	124,706
Sempra	2,539	224,168
WEC Energy Group, Inc.	1,173	123,705
		1,268,603
Renewable Electricity - 0.0%(b)
Clearway Energy, Inc. - Class A	54	1,697
Clearway Energy, Inc. - Class C	264	8,780
		10,477
Water Utilities - 0.2%
American Water Works Co., Inc.	413	53,896
Essential Utilities, Inc.	1,188	45,572
		99,468
Total Utilities		4,175,283
TOTAL COMMON STOCKS (Cost $58,751,612)		66,878,282

REAL ESTATE INVESTMENT TRUSTS - 2.6%
Financials - 0.2%
Mortgage REITs - 0.2%
AGNC Investment Corp.	4,363	46,771
Annaly Capital Management, Inc.	2,711	60,618
Rithm Capital Corp.	1,977	21,549
Starwood Property Trust, Inc.	1,469	26,457
Total Financials		155,395

Real Estate - 2.4%
Diversified REITs - 0.1%
WP Carey, Inc.	858	55,221

Health Care REITs - 0.2%
Alexandria Real Estate Equities, Inc.	683	33,426
Healthcare Realty Trust, Inc.	1,523	25,815
Healthpeak Properties, Inc.	2,439	39,219
Omega Healthcare Investors, Inc.	1,246	55,248
		153,708
Hotel & Resort REITs - 0.0%(b)
Host Hotels & Resorts, Inc.	1,104	19,574

Industrial REITs - 0.3%
Americold Realty Trust, Inc.	763	9,812
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
EastGroup Properties, Inc.	14	$2,494
First Industrial Realty Trust, Inc.	164	9,392
Prologis, Inc.	933	119,107
Rexford Industrial Realty, Inc.	598	23,155
STAG Industrial, Inc.	546	20,071
		184,031
Multi-Family Residential REITs - 0.2%
AvalonBay Communities, Inc.	297	53,849
Camden Property Trust	92	10,128
Equity Residential	496	31,268
Essex Property Trust, Inc.	124	32,448
Mid-America Apartment Communities, Inc.	209	29,032
		156,725
Office REITs - 0.1%
BXP, Inc.	656	44,267
Cousins Properties, Inc.	707	18,226
Kilroy Realty Corp.	452	16,891
		79,384
Other Specialized REITs - 0.3%
Gaming and Leisure Properties, Inc.	1,082	48,354
Lamar Advertising Co. - Class A	186	23,544
VICI Properties, Inc.	4,465	125,556
		197,454
Retail REITs - 0.6%
Agree Realty Corp.	88	6,339
Brixmor Property Group, Inc.	864	22,654
Federal Realty Investment Trust	206	20,765
Kimco Realty Corp.	1,781	36,101
NNN REIT, Inc.	865	34,280
Realty Income Corp.	1,333	75,141
Regency Centers Corp.	366	25,265
Simon Property Group, Inc.	787	145,681
		366,226
Self-Storage REITs - 0.2%
CubeSmart	525	18,926
Extra Space Storage, Inc.	239	31,123
National Storage Affiliates Trust	116	3,272
Public Storage	252	65,394
		118,715
Single-Family Residential REITs - 0.1%
American Homes 4 Rent - Class A	352	11,299
Equity LifeStyle Properties, Inc.	212	12,849
Invitation Homes, Inc.	777	21,593
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Sun Communities, Inc.	159	$19,702
		65,443
Telecom Tower REITs - 0.2%
American Tower Corp.	580	101,830
Crown Castle, Inc.	623	55,366
		157,196
Timber REITs - 0.1%
Rayonier, Inc.	637	13,800
Weyerhaeuser Co.	2,657	62,944
		76,744
Total Real Estate		1,630,421
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,834,233)		1,785,816

RIGHTS - 0.0% (b)
Sycamore Partners LLC, Expires 08/28/2026, Exercise Price $3.00 (a)(c)	2,903	—
TOTAL RIGHTS (Cost $0)		—

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.2%
First American Government Obligations Fund - Class X, 3.67% (d)	142,785	142,785
TOTAL MONEY MARKET FUNDS (Cost $142,785)		142,785

TOTAL INVESTMENTS - 99.9% (Cost $60,728,630)		$68,806,883
Other Assets in Excess of Liabilities - 0.1%		77,636
TOTAL NET ASSETS - 100.0%		$68,884,519

Percentages are stated as a percent of net assets.

LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of December 31, 2025.

(d)	The rate shown represents the 7-day annualized yield as of December 31, 2025.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.
The accompanying notes are an integral part of these financial statements.

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.3%
Communication Services - 10.8%
Advertising - 0.1%
Omnicom Group, Inc.	5,483	$442,752
Trade Desk, Inc. - Class A (a)	7,411	281,322
		724,074
Broadcasting - 0.0%(b)
Fox Corp. - Class A	3,567	260,641
Fox Corp. - Class B	1,950	126,613
		387,254
Cable & Satellite - 0.2%
Charter Communications, Inc. - Class A (a)	1,481	309,159
Comcast Corp. - Class A	66,032	1,973,696
		2,282,855
Integrated Telecommunication Services - 0.6%
AT&T, Inc.	124,704	3,097,647
Verizon Communications, Inc.	67,419	2,745,976
		5,843,623
Interactive Home Entertainment - 0.2%
Electronic Arts, Inc.	4,658	951,769
ROBLOX Corp. - Class A (a)	9,767	791,420
Take-Two Interactive Software, Inc. (a)	2,917	746,840
		2,490,029
Interactive Media & Services - 8.1%
Alphabet, Inc. - Class A	100,584	31,482,792
Alphabet, Inc. - Class C	80,741	25,336,526
Meta Platforms, Inc. - Class A	37,586	24,810,143
Pinterest, Inc. - Class A (a)	9,830	254,499
Reddit, Inc. - Class A (a)	2,387	548,699
Snap, Inc. - Class A (a)	17,343	139,958
		82,572,617
Movies & Entertainment - 1.4%
Liberty Media Corp.-Liberty Formula One - Class A (a)	255	22,792
Liberty Media Corp.-Liberty Formula One - Class C (a)	3,578	352,469
Live Nation Entertainment, Inc. (a)	2,567	365,797
Netflix, Inc. (a)	73,813	6,920,707
Spotify Technology SA (a)	2,332	1,354,216
TKO Group Holdings, Inc.	1,129	235,961
Walt Disney Co.	31,191	3,548,600
Warner Bros Discovery, Inc. (a)	38,012	1,095,506
Warner Music Group Corp. - Class A	2,321	71,185
		13,967,233

The accompanying notes are an integral part of these financial statements.

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc.	8,233	$1,671,628
Total Communication Services		109,939,313

Consumer Discretionary - 10.4%
Apparel Retail - 0.4%
Ross Stores, Inc.	5,568	1,003,020
TJX Cos., Inc.	19,423	2,983,567
		3,986,587
Apparel, Accessories & Luxury Goods - 0.1%
Lululemon Athletica, Inc. (a)	1,813	376,759
Tapestry, Inc.	3,631	463,933
		840,692
Automobile Manufacturers - 2.5%
Ford Motor Co.	67,967	891,727
General Motors Co.	17,257	1,403,339
Rivian Automotive, Inc. - Class A (a)	12,826	252,800
Stellantis NV	31,686	345,061
Tesla, Inc. (a)	50,484	22,703,665
		25,596,592
Automotive Parts & Equipment - 0.0%(b)
Aptiv PLC (a)	3,944	300,099

Automotive Retail - 0.3%
AutoZone, Inc. (a)	319	1,081,888
Carvana Co. (a)	2,317	977,820
O'Reilly Automotive, Inc. (a)	15,417	1,406,185
		3,465,893
Broadline Retail - 3.8%
Amazon.com, Inc. (a)	165,645	38,234,179
eBay, Inc.	8,269	720,230
		38,954,409
Casinos & Gaming - 0.1%
DraftKings, Inc. - Class A (a)	8,040	277,059
Las Vegas Sands Corp.	5,913	384,877
		661,936
Computer & Electronics Retail - 0.0%(b)
Best Buy Co., Inc.	3,359	224,818

Consumer Electronics - 0.1%
Garmin Ltd.	2,676	542,827

Distributors - 0.0%(b)
Genuine Parts Co.	2,363	290,555

The accompanying notes are an integral part of these financial statements.

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Footwear - 0.2%
Deckers Outdoor Corp. (a)	2,826	$292,972
NIKE, Inc. - Class B	20,109	1,281,144
		1,574,116
Home Improvement Retail - 0.8%
Home Depot, Inc.	17,540	6,035,514
Lowe's Cos., Inc.	9,806	2,364,815
		8,400,329
Homebuilding - 0.2%
DR Horton, Inc.	4,906	706,611
Lennar Corp. - Class A	3,703	380,668
Lennar Corp. - Class B	109	10,368
NVR, Inc. (a)	48	350,053
PulteGroup, Inc.	3,472	407,127
		1,854,827
Homefurnishing Retail - 0.0%(b)
Williams-Sonoma, Inc.	1,985	354,501

Hotels, Resorts & Cruise Lines - 0.9%
Airbnb, Inc. - Class A (a)	6,479	879,330
Booking Holdings, Inc.	578	3,095,381
Carnival Corp. (a)	16,923	516,828
Expedia Group, Inc.	2,312	655,013
Hilton Worldwide Holdings, Inc.	4,081	1,172,267
Marriott International, Inc. - Class A	3,808	1,181,394
Royal Caribbean Cruises Ltd.	4,000	1,115,680
Viking Holdings Ltd. (a)	3,057	218,300
		8,834,193
Other Specialty Retail - 0.1%
Tractor Supply Co.	9,286	464,393
Ulta Beauty, Inc. (a)	752	454,967
		919,360
Restaurants - 0.9%
Chipotle Mexican Grill, Inc. (a)	23,830	881,710
Darden Restaurants, Inc.	1,903	350,190
Domino's Pizza, Inc.	623	259,679
DoorDash, Inc. - Class A (a)	6,072	1,375,186
McDonald's Corp.	12,433	3,799,898
Starbucks Corp.	19,336	1,628,285
Yum! Brands, Inc.	4,784	723,723
		9,018,671
Total Consumer Discretionary		105,820,405

The accompanying notes are an integral part of these financial statements.

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Consumer Staples - 4.6%
Agricultural Products & Services - 0.0%(b)
Archer-Daniels-Midland Co.	8,191	$470,901

Consumer Staples Merchandise Retail - 1.6%
Costco Wholesale Corp.	7,772	6,702,106
Dollar General Corp.	3,728	494,967
Dollar Tree, Inc. (a)	3,116	383,299
Target Corp.	7,902	772,421
Walmart, Inc.	74,912	8,345,946
		16,698,739
Distillers & Vintners - 0.1%
Brown-Forman Corp. - Class A	526	13,839
Brown-Forman Corp. - Class B	5,012	130,613
Constellation Brands, Inc. - Class A	2,612	360,351
		504,803
Food Distributors - 0.1%
Sysco Corp.	8,342	614,722

Food Retail - 0.1%
Kroger Co.	11,573	723,081

Household Products - 0.8%
Church & Dwight Co., Inc.	4,140	347,139
Clorox Co.	2,009	202,567
Colgate-Palmolive Co.	14,140	1,117,343
Kimberly-Clark Corp.	5,734	578,503
Procter & Gamble Co.	40,779	5,844,039
		8,089,591
Packaged Foods & Meats - 0.3%
General Mills, Inc.	9,634	447,981
Hershey Co.	2,473	450,036
Hormel Foods Corp.	4,850	114,945
Kraft Heinz Co.	14,975	363,144
McCormick & Co., Inc.	4,265	290,489
Mondelez International, Inc. - Class A	23,442	1,261,883
Tyson Foods, Inc. - Class A	4,805	281,669
		3,210,147
Personal Care Products - 0.1%
Estee Lauder Cos., Inc. - Class A	3,676	384,951
Kenvue, Inc.	33,384	575,874
		960,825
Soft Drinks & Non-alcoholic Beverages - 0.9%
Coca-Cola Co.	61,210	4,279,191
The accompanying notes are an integral part of these financial statements.

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Keurig Dr Pepper, Inc.	19,592	$548,772
Monster Beverage Corp. (a)	12,568	963,589
PepsiCo, Inc.	23,843	3,421,947
		9,213,499
Tobacco - 0.6%
Altria Group, Inc.	29,421	1,696,415
Philip Morris International, Inc.	26,984	4,328,233
		6,024,648
Total Consumer Staples		46,510,956

Energy - 2.9%
Integrated Oil & Gas - 1.4%
Chevron Corp.	33,670	5,131,645
Exxon Mobil Corp.	73,727	8,872,307
Occidental Petroleum Corp.	11,697	480,981
		14,484,933
Oil & Gas Equipment & Services - 0.2%
Baker Hughes Co.	17,047	776,321
Halliburton Co.	14,136	399,483
SLB Ltd.	26,140	1,003,253
		2,179,057
Oil & Gas Exploration & Production - 0.6%
ConocoPhillips	22,378	2,094,804
Coterra Energy, Inc.	12,320	324,262
Devon Energy Corp.	11,242	411,794
Diamondback Energy, Inc.	3,218	483,762
EOG Resources, Inc.	9,798	1,028,888
EQT Corp.	10,685	572,716
Expand Energy Corp.	3,813	420,803
Texas Pacific Land Corp.	930	267,115
Venture Global, Inc. - Class A	1,185	8,082
		5,612,226
Oil & Gas Refining & Marketing - 0.3%
Marathon Petroleum Corp.	5,530	899,344
Phillips 66	7,376	951,799
Valero Energy Corp.	5,448	886,880
		2,738,023
Oil & Gas Storage & Transportation - 0.4%
Cheniere Energy, Inc.	3,661	711,662
Kinder Morgan, Inc.	33,295	915,280
ONEOK, Inc.	10,114	743,379
Targa Resources Corp.	3,647	672,871
The accompanying notes are an integral part of these financial statements.

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Williams Cos., Inc.	21,012	$1,263,031
		4,306,223
Total Energy		29,320,462

Financials - 13.2%
Asset Management & Custody Banks - 1.1%
Ameriprise Financial, Inc.	1,579	774,247
Ares Management Corp. - Class A	3,527	570,069
Bank of New York Mellon Corp.	12,559	1,457,974
Blackrock, Inc.	2,469	2,642,670
Blackstone, Inc.	12,408	1,912,569
Blue Owl Capital, Inc. - Class A	9,763	145,859
Carlyle Group, Inc.	4,565	269,837
KKR & Co., Inc.	11,633	1,482,975
Northern Trust Corp.	3,243	442,961
State Street Corp.	4,822	622,086
T Rowe Price Group, Inc.	3,683	377,066
TPG, Inc.	1,340	85,546
		10,783,859
Commercial & Residential Mortgage Finance - 0.0%(b)
Rocket Cos., Inc. - Class A	16,307	315,703

Consumer Finance - 0.7%
American Express Co.	8,709	3,221,895
Capital One Financial Corp.	11,223	2,720,006
SoFi Technologies, Inc. (a)	19,442	508,992
Synchrony Financial	7,001	584,093
		7,034,986
Diversified Banks - 3.4%
Bank of America Corp.	118,343	6,508,865
Citigroup, Inc.	32,275	3,766,170
Fifth Third Bancorp	11,699	547,630
First Citizens BancShares, Inc. - Class A	166	356,266
JPMorgan Chase & Co.	47,122	15,183,651
PNC Financial Services Group, Inc.	6,729	1,404,544
US Bancorp	26,799	1,429,995
Wells Fargo & Co.	55,426	5,165,703
		34,362,824
Diversified Financial Services - 0.1%
Apollo Global Management, Inc.	6,987	1,011,438
Corebridge Financial, Inc.	4,317	130,244
		1,141,682
Financial Exchanges & Data - 1.0%
Cboe Global Markets, Inc.	1,699	426,449
The accompanying notes are an integral part of these financial statements.

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
CME Group, Inc.	6,304	$1,721,496
Coinbase Global, Inc. - Class A (a)	3,516	795,108
FactSet Research Systems, Inc.	619	179,628
Intercontinental Exchange, Inc.	9,903	1,603,890
Moody's Corp.	2,645	1,351,198
MSCI, Inc.	1,236	709,130
Nasdaq, Inc.	7,928	770,047
S&P Global, Inc.	5,476	2,861,703
Tradeweb Markets, Inc. - Class A	1,882	202,390
		10,621,039
Insurance Brokers - 0.5%
Aon PLC - Class A	3,536	1,247,784
Arthur J Gallagher & Co.	4,257	1,101,669
Brown & Brown, Inc.	4,014	319,916
Marsh & McLennan Cos., Inc.	8,449	1,567,458
Willis Towers Watson PLC	1,636	537,590
		4,774,417
Investment Banking & Brokerage - 1.4%
Charles Schwab Corp.	29,836	2,980,915
Goldman Sachs Group, Inc.	5,346	4,699,134
Interactive Brokers Group, Inc. - Class A	6,334	407,340
LPL Financial Holdings, Inc.	1,420	507,181
Morgan Stanley	21,370	3,793,816
Raymond James Financial, Inc.	3,142	504,574
Robinhood Markets, Inc. - Class A (a)	13,003	1,470,639
		14,363,599
Life & Health Insurance - 0.3%
Aflac, Inc.	9,777	1,078,110
MetLife, Inc.	10,254	809,450
Principal Financial Group, Inc.	3,852	339,785
Prudential Financial, Inc.	6,092	687,665
		2,915,010
Multi-Sector Holdings - 1.2%
Berkshire Hathaway, Inc. - Class B (a)	23,388	11,755,978

Property & Casualty Insurance - 1.0%
Allstate Corp.	4,397	915,236
American International Group, Inc.	10,735	918,379
Arch Capital Group Ltd. (a)	6,106	585,688
Chubb Ltd.	6,406	1,999,441
Cincinnati Financial Corp.	2,539	414,669
Erie Indemnity Co. - Class A	470	134,725
Hartford Insurance Group, Inc.	4,996	688,449
Loews Corp.	2,874	302,661
The accompanying notes are an integral part of these financial statements.

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Markel Group, Inc. (a)	204	$438,529
Progressive Corp.	10,123	2,305,210
Travelers Cos., Inc.	4,142	1,201,428
W R Berkley Corp.	4,736	332,088
		10,236,503
Regional Banks - 0.3%
Citizens Financial Group, Inc.	7,434	434,220
Huntington Bancshares, Inc.	24,195	419,783
M&T Bank Corp.	2,817	567,569
Regions Financial Corp.	16,157	437,855
Truist Financial Corp.	23,109	1,137,194
		2,996,621
Transaction & Payment Processing Services - 2.2%
Affirm Holdings, Inc. (a)	4,432	329,874
Block, Inc. (a)	9,455	615,426
Corpay, Inc. (a)	1,098	330,421
Fidelity National Information Services, Inc.	9,297	617,879
Fiserv, Inc. (a)	9,966	669,416
Global Payments, Inc.	4,275	330,885
Mastercard, Inc. - Class A	14,188	8,099,645
PayPal Holdings, Inc.	17,310	1,010,558
Toast, Inc. - Class A (a)	7,707	273,675
Visa, Inc. - Class A	29,525	10,354,713
		22,632,492
Total Financials		133,934,713

Health Care - 9.8%
Biotechnology - 1.9%
AbbVie, Inc.	30,826	7,043,433
Alnylam Pharmaceuticals, Inc. (a)	2,311	918,969
Amgen, Inc.	9,290	3,040,710
Biogen, Inc. (a)	2,442	429,767
Gilead Sciences, Inc.	21,673	2,660,144
Incyte Corp. (a)	2,887	285,149
Insmed, Inc. (a)	3,298	573,984
Moderna, Inc. (a)	5,412	159,600
Natera, Inc. (a)	2,032	465,511
Regeneron Pharmaceuticals, Inc.	1,773	1,368,525
Vertex Pharmaceuticals, Inc. (a)	4,527	2,052,361
		18,998,153
Health Care Distributors - 0.4%
Cardinal Health, Inc.	4,069	836,179
Cencora, Inc.	2,968	1,002,442
The accompanying notes are an integral part of these financial statements.

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
McKesson Corp.	2,213	$1,815,302
		3,653,923
Health Care Equipment - 2.0%
Abbott Laboratories	30,477	3,818,463
Baxter International, Inc.	8,140	155,555
Becton Dickinson & Co.	5,025	975,202
Boston Scientific Corp. (a)	26,454	2,522,389
Dexcom, Inc. (a)	6,636	440,431
Edwards Lifesciences Corp. (a)	10,040	855,910
GE HealthCare Technologies, Inc.	7,865	645,087
Hologic, Inc. (a)	3,419	254,681
IDEXX Laboratories, Inc. (a)	1,323	895,049
Insulet Corp. (a)	1,517	431,192
Intuitive Surgical, Inc. (a)	6,114	3,462,725
Medtronic PLC	22,258	2,138,104
ResMed, Inc.	2,456	591,577
STERIS PLC	1,605	406,900
Stryker Corp.	5,927	2,083,163
Zimmer Biomet Holdings, Inc.	4,317	388,185
		20,064,613
Health Care Facilities - 0.1%
HCA Healthcare, Inc.	2,832	1,322,148

Health Care Services - 0.4%
Cigna Group	4,911	1,351,654
CVS Health Corp.	21,822	1,731,794
Labcorp Holdings, Inc.	1,383	346,967
Quest Diagnostics, Inc.	2,377	412,481
		3,842,896
Health Care Supplies - 0.0%(b)
Align Technology, Inc. (a)	1,232	192,377
Cooper Cos., Inc. (a)	3,382	277,189
		469,566
Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc.	4,913	668,512
Danaher Corp.	11,329	2,593,435
ICON PLC (a)	1,338	243,810
Illumina, Inc. (a)	2,591	339,836
IQVIA Holdings, Inc. (a)	3,029	682,767
Mettler-Toledo International, Inc. (a)	339	472,630
Thermo Fisher Scientific, Inc.	6,654	3,855,660
Waters Corp. (a)	966	366,916
West Pharmaceutical Services, Inc.	1,175	323,289
		9,546,855
The accompanying notes are an integral part of these financial statements.

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Managed Health Care - 0.7%
Centene Corp. (a)	9,250	$380,638
Elevance Health, Inc.	3,924	1,375,558
Humana, Inc.	1,941	497,148
UnitedHealth Group, Inc.	15,908	5,251,390
		7,504,734
Pharmaceuticals - 3.4%
Bristol-Myers Squibb Co.	35,192	1,898,257
Eli Lilly & Co.	14,761	15,863,352
Johnson & Johnson	41,896	8,670,377
Merck & Co., Inc.	43,977	4,629,019
Pfizer, Inc.	97,967	2,439,378
Royalty Pharma PLC - Class A	5,908	228,285
Zoetis, Inc.	7,231	909,804
		34,638,472
Total Health Care		100,041,360

Industrials - 8.2%
Aerospace & Defense - 2.3%
Axon Enterprise, Inc. (a)	1,416	804,189
Boeing Co. (a)	13,588	2,950,226
General Dynamics Corp.	4,215	1,419,022
General Electric Co.	17,627	5,429,645
HEICO Corp.	688	222,630
HEICO Corp. - Class A	1,370	345,829
Howmet Aerospace, Inc.	6,977	1,430,424
L3Harris Technologies, Inc.	2,989	877,481
Lockheed Martin Corp.	3,989	1,929,360
Northrop Grumman Corp.	2,514	1,433,508
Rocket Lab Corp. (a)	7,824	545,802
RTX Corp.	23,235	4,261,299
TransDigm Group, Inc.	975	1,296,604
		22,946,019
Agricultural & Farm Machinery - 0.2%
Deere & Co.	4,530	2,109,032

Air Freight & Logistics - 0.3%
Expeditors International of Washington, Inc.	2,440	363,584
FedEx Corp.	3,752	1,083,803
United Parcel Service, Inc. - Class B	12,679	1,257,630
		2,705,017
Building Products - 0.4%
Builders FirstSource, Inc. (a)	1,835	188,803
Carrier Global Corp.	14,325	756,933
The accompanying notes are an integral part of these financial statements.

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Johnson Controls International PLC	11,736	$1,405,386
Lennox International, Inc.	522	253,473
Masco Corp.	3,332	211,449
Trane Technologies PLC	4,066	1,582,487
		4,398,531
Cargo Ground Transportation - 0.1%
JB Hunt Transport Services, Inc.	1,292	251,087
Old Dominion Freight Line, Inc.	3,479	545,507
		796,594
Construction & Engineering - 0.2%
Comfort Systems USA, Inc.	623	581,439
EMCOR Group, Inc.	791	483,926
Quanta Services, Inc.	2,532	1,068,656
		2,134,021
Construction Machinery & Heavy Transportation Equipment - 0.7%
Caterpillar, Inc.	8,124	4,653,996
Cummins, Inc.	2,405	1,227,632
PACCAR, Inc.	9,873	1,081,192
Westinghouse Air Brake Technologies Corp.	2,797	597,020
		7,559,840
Data Processing & Outsourced Services - 0.1%
Broadridge Financial Solutions, Inc.	1,892	422,238
SS&C Technologies Holdings, Inc.	3,660	319,957
		742,195
Diversified Support Services - 0.2%
Cintas Corp.	5,898	1,109,237
Copart, Inc. (a)	15,284	598,368
		1,707,605
Electrical Components & Equipment - 0.6%
AMETEK, Inc.	4,003	821,856
Eaton Corp. PLC	6,942	2,211,096
Emerson Electric Co.	9,017	1,196,736
Hubbell, Inc.	872	387,264
Rockwell Automation, Inc.	2,014	783,587
Vertiv Holdings Co. - Class A	6,298	1,020,339
		6,420,878
Environmental & Facilities Services - 0.3%
Republic Services, Inc.	3,464	734,126
Rollins, Inc.	4,931	295,959
Veralto Corp.	4,022	401,315
Waste Management, Inc.	6,982	1,534,015
		2,965,415
Heavy Electrical Equipment - 0.3%
GE Vernova, Inc.	4,793	3,132,561

The accompanying notes are an integral part of these financial statements.

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Human Resource & Employment Services - 0.2%
Automatic Data Processing, Inc.	7,061	$1,816,301
Paychex, Inc.	5,555	623,160
		2,439,461
Industrial Conglomerates - 0.4%
3M Co.	9,480	1,517,748
Honeywell International, Inc.	11,203	2,185,593
		3,703,341
Industrial Machinery & Supplies & Components - 0.6%
Dover Corp.	2,384	465,452
Fortive Corp.	5,938	327,837
IDEX Corp.	1,139	202,674
Illinois Tool Works, Inc.	4,862	1,197,511
Ingersoll Rand, Inc.	7,005	554,936
Otis Worldwide Corp.	7,057	616,429
Parker-Hannifin Corp.	2,235	1,964,476
Symbotic, Inc. (a)	305	18,147
Xylem, Inc.	4,100	558,338
		5,905,800
Passenger Airlines - 0.0%(b)
Delta Air Lines, Inc.	2,618	181,689
Southwest Airlines Co.	2,490	102,912
United Airlines Holdings, Inc. (a)	1,341	149,951
		434,552
Passenger Ground Transportation - 0.3%
Grab Holdings Ltd. - Class A (a)	47,419	236,621
Uber Technologies, Inc. (a)	36,558	2,987,154
		3,223,775
Rail Transportation - 0.5%
CSX Corp.	33,637	1,219,341
Norfolk Southern Corp.	4,218	1,217,821
Union Pacific Corp.	10,321	2,387,454
		4,824,616
Research & Consulting Services - 0.2%
Booz Allen Hamilton Holding Corp.	2,047	172,685
Equifax, Inc.	2,011	436,347
Jacobs Solutions, Inc.	1,999	264,788
Leidos Holdings, Inc.	2,349	423,760
TransUnion	3,314	284,175
Verisk Analytics, Inc.	2,434	544,461
		2,126,216
Trading Companies & Distributors - 0.3%
Fastenal Co.	21,905	879,048
Ferguson Enterprises, Inc.	3,379	752,267
The accompanying notes are an integral part of these financial statements.

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
United Rentals, Inc.	1,060	$857,879
Watsco, Inc.	566	190,714
WW Grainger, Inc.	825	832,466
		3,512,374
Total Industrials		83,787,843

Information Technology - 34.3% (c)
Application Software - 3.0%
Adobe, Inc. (a)	7,536	2,637,525
AppLovin Corp. - Class A (a)	4,352	2,932,465
Atlassian Corp. - Class A (a)	2,759	447,344
Autodesk, Inc. (a)	3,762	1,113,590
Bentley Systems, Inc. - Class B	3,299	125,906
Cadence Design Systems, Inc. (a)	4,672	1,460,374
Circle Internet Group, Inc. (a)	594	47,104
Datadog, Inc. - Class A (a)	5,089	692,053
Fair Isaac Corp. (a)	437	738,801
Figma, Inc. - Class A (a)	755	28,214
HubSpot, Inc. (a)	810	325,053
Intuit, Inc.	4,750	3,146,495
Nutanix, Inc. - Class A (a)	4,623	238,963
Palantir Technologies, Inc. - Class A (a)	38,069	6,766,765
PTC, Inc. (a)	1,844	321,243
Roper Technologies, Inc.	1,976	879,577
Salesforce, Inc.	16,286	4,314,324
Samsara, Inc. - Class A (a)	6,045	214,295
Strategy, Inc. - Class A (a)	4,358	662,198
Synopsys, Inc. (a)	3,111	1,461,299
Trimble, Inc. (a)	4,140	324,369
Tyler Technologies, Inc. (a)	856	388,581
Workday, Inc. - Class A (a)	3,575	767,839
Zoom Communications, Inc. - Class A (a)	4,048	349,302
		30,383,679
Communications Equipment - 0.8%
Arista Networks, Inc. (a)	18,138	2,376,622
Cisco Systems, Inc.	63,055	4,857,127
Motorola Solutions, Inc.	2,878	1,103,195
		8,336,944
Electronic Components - 0.4%
Amphenol Corp. - Class A	20,912	2,826,048
Corning, Inc.	13,468	1,179,258
		4,005,306
Electronic Equipment & Instruments - 0.1%
Keysight Technologies, Inc. (a)	2,950	599,410
The accompanying notes are an integral part of these financial statements.

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Teledyne Technologies, Inc. (a)	929	$474,468
Zebra Technologies Corp. - Class A (a)	1,197	290,656
		1,364,534
Electronic Manufacturing Services - 0.2%
Jabil, Inc.	1,840	419,557
TE Connectivity PLC	5,091	1,158,253
		1,577,810
Internet Services & Infrastructure - 0.4%
Cloudflare, Inc. - Class A (a)	4,964	978,653
CoreWeave, Inc. - Class A (a)	4,972	356,045
GoDaddy, Inc. - Class A (a)	2,412	299,281
MongoDB, Inc. (a)	1,383	580,431
Okta, Inc. (a)	2,558	221,190
Snowflake, Inc. - Class A (a)	5,451	1,195,731
Twilio, Inc. - Class A (a)	2,419	344,079
VeriSign, Inc.	1,335	324,338
		4,299,748
IT Consulting & Other Services - 0.8%
Accenture PLC - Class A	10,883	2,919,909
Cognizant Technology Solutions Corp. - Class A	8,510	706,330
Gartner, Inc. (a)	1,225	309,043
International Business Machines Corp.	15,831	4,689,300
		8,624,582
Semiconductor Materials & Equipment - 1.1%
Applied Materials, Inc.	13,790	3,543,892
KLA Corp.	2,337	2,839,642
Lam Research Corp.	22,286	3,814,917
Qnity Electronics, Inc.	3,175	259,239
Teradyne, Inc.	2,803	542,549
		11,000,239
Semiconductors - 12.8%
Advanced Micro Devices, Inc. (a)	28,135	6,025,392
Analog Devices, Inc.	8,494	2,303,573
Astera Labs, Inc. (a)	2,316	385,290
Broadcom, Inc.	80,529	27,871,087
First Solar, Inc. (a)	1,664	434,687
GlobalFoundries, Inc. (a)	1,715	59,888
Intel Corp. (a)	68,407	2,524,218
Marvell Technology, Inc.	14,970	1,272,151
Microchip Technology, Inc.	9,243	588,964
Micron Technology, Inc.	19,324	5,515,263
Monolithic Power Systems, Inc.	768	696,084
NVIDIA Corp.	404,707	75,477,855
NXP Semiconductors NV	4,117	893,636
The accompanying notes are an integral part of these financial statements.

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
ON Semiconductor Corp. (a)	7,274	$393,887
QUALCOMM, Inc.	19,108	3,268,423
Texas Instruments, Inc.	15,762	2,734,549
		130,444,947
Systems Software - 7.5%
Crowdstrike Holdings, Inc. - Class A (a)	4,172	1,955,667
CyberArk Software Ltd. (a)	886	395,209
Fortinet, Inc. (a)	10,918	866,998
Microsoft Corp.	128,901	62,339,101
Oracle Corp.	28,630	5,580,273
Palo Alto Networks, Inc. (a)	11,180	2,059,356
ServiceNow, Inc. (a)	18,077	2,769,216
Zscaler, Inc. (a)	1,554	349,526
		76,315,346
Technology Distributors - 0.0%(b)
CDW Corp.	2,323	316,393

Technology Hardware, Storage & Peripherals - 7.2%
Apple, Inc.	252,317	68,594,900
Dell Technologies, Inc. - Class C	5,414	681,514
Hewlett Packard Enterprise Co.	21,952	527,287
HP, Inc.	16,295	363,053
NetApp, Inc.	3,455	369,996
Seagate Technology Holdings PLC	3,587	987,824
Super Micro Computer, Inc. (a)	8,488	248,444
Western Digital Corp.	5,913	1,018,632
		72,791,650
Total Information Technology		349,461,178

Materials - 1.8%
Commodity Chemicals - 0.1%
Dow, Inc.	11,968	279,812
LyondellBasell Industries NV - Class A	4,370	189,221
		469,033
Construction Materials - 0.3%
CRH PLC	11,644	1,453,171
Martin Marietta Materials, Inc.	990	616,434
Vulcan Materials Co.	2,342	667,985
		2,737,590
Copper - 0.1%
Freeport-McMoRan, Inc.	24,242	1,231,251

Fertilizers & Agricultural Chemicals - 0.1%
CF Industries Holdings, Inc.	2,934	226,916
The accompanying notes are an integral part of these financial statements.

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Corteva, Inc.	11,941	$800,405
		1,027,321
Gold - 0.2%
Newmont Corp.	19,513	1,948,373

Industrial Gases - 0.4%
Air Products and Chemicals, Inc.	3,764	929,783
Linde PLC	8,158	3,478,490
		4,408,273
Metal, Glass & Plastic Containers - 0.0%(b)
Ball Corp.	5,147	272,636

Paper & Plastic Packaging Products & Materials - 0.1%
Amcor PLC	37,057	309,055
International Paper Co.	9,234	363,727
Packaging Corp. of America	1,441	297,178
Smurfit WestRock PLC	8,521	329,507
		1,299,467
Specialty Chemicals - 0.4%
DuPont de Nemours, Inc.	6,350	255,270
Ecolab, Inc.	4,284	1,124,636
International Flavors & Fragrances, Inc.	4,318	290,990
PPG Industries, Inc.	3,928	402,463
Sherwin-Williams Co.	3,934	1,274,734
Solstice Advanced Materials, Inc. (a)	2,800	136,024
		3,484,117
Steel - 0.1%
Nucor Corp.	3,956	645,263
Steel Dynamics, Inc.	2,515	426,167
		1,071,430
Total Materials		17,949,491

Real Estate - 0.1%
Real Estate Services - 0.1%
CBRE Group, Inc. - Class A (a)	5,191	834,661
CoStar Group, Inc. (a)	7,003	470,881
Total Real Estate		1,305,542

Utilities - 2.2%
Electric Utilities - 1.4%
Alliant Energy Corp.	4,323	281,038
American Electric Power Co., Inc.	9,255	1,067,194
Constellation Energy Corp.	5,618	1,984,671
Duke Energy Corp.	13,292	1,557,955
The accompanying notes are an integral part of these financial statements.

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Edison International	6,607	$396,552
Entergy Corp.	7,427	686,478
Evergy, Inc.	3,805	275,824
Eversource Energy	6,223	418,995
Exelon Corp.	16,924	737,717
FirstEnergy Corp.	9,400	420,838
NextEra Energy, Inc.	35,775	2,872,017
NRG Energy, Inc.	3,384	538,868
PG&E Corp.	38,013	610,869
PPL Corp.	12,290	430,396
Southern Co.	18,743	1,634,390
Xcel Energy, Inc.	10,296	760,462
		14,674,264
Gas Utilities - 0.1%
Atmos Energy Corp.	2,678	448,913

Independent Power Producers & Energy Traders - 0.1%
Vistra Corp.	5,693	918,452

Multi-Utilities - 0.6%
Ameren Corp.	4,643	463,650
CenterPoint Energy, Inc.	11,200	429,408
CMS Energy Corp.	4,896	342,377
Consolidated Edison, Inc.	5,940	589,961
Dominion Energy, Inc.	14,307	838,247
DTE Energy Co.	3,117	402,031
NiSource, Inc.	8,218	343,184
Public Service Enterprise Group, Inc.	8,564	687,689
Sempra	10,931	965,098
WEC Energy Group, Inc.	5,452	574,968
		5,636,613
Water Utilities - 0.0%(b)
American Water Works Co., Inc.	3,326	434,043
Total Utilities		22,112,285
TOTAL COMMON STOCKS (Cost $725,543,134)		1,000,183,548

REAL ESTATE INVESTMENT TRUSTS - 1.6%
Real Estate - 1.6%
Data Center REITs - 0.2%
Digital Realty Trust, Inc.	5,720	884,941
Equinix, Inc.	1,734	1,328,522
		2,213,463
Health Care REITs - 0.3%
Alexandria Real Estate Equities, Inc.	2,746	134,389
The accompanying notes are an integral part of these financial statements.

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Ventas, Inc.	6,963	$538,797
Welltower, Inc.	11,443	2,123,935
		2,797,121
Industrial REITs - 0.2%
Prologis, Inc.	15,976	2,039,496

Multi-Family Residential REITs - 0.2%
AvalonBay Communities, Inc.	2,387	432,787
Equity Residential	6,317	398,224
Essex Property Trust, Inc.	974	254,876
Mid-America Apartment Communities, Inc.	1,893	262,957
UDR, Inc.	5,322	195,211
		1,544,055
Other Specialized REITs - 0.1%
Iron Mountain, Inc.	4,888	405,460
VICI Properties, Inc.	17,349	487,854
		893,314
Retail REITs - 0.2%
Realty Income Corp.	14,834	836,193
Simon Property Group, Inc.	5,374	994,781
		1,830,974
Self-Storage REITs - 0.1%
Extra Space Storage, Inc.	3,573	465,276
Public Storage	2,726	707,397
		1,172,673
Single-Family Residential REITs - 0.1%
Invitation Homes, Inc.	9,694	269,396
Sun Communities, Inc.	2,043	253,148
		522,544
Telecom Tower REITs - 0.2%
American Tower Corp.	8,177	1,435,636
Crown Castle, Inc.	7,311	649,728
SBA Communications Corp.	1,739	336,375
		2,421,739
Timber REITs - 0.0%(b)
Weyerhaeuser Co.	12,291	291,174
Total Real Estate		15,726,553
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $15,278,260)		15,726,553

The accompanying notes are an integral part of these financial statements.

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.1%
First American Government Obligations Fund - Class X, 3.67% (d)	801,658	$801,658
TOTAL MONEY MARKET FUNDS (Cost $801,658)		801,658

TOTAL INVESTMENTS - 100.0% (Cost $741,623,052)		$1,016,711,759
Other Assets in Excess of Liabilities - 0.0% (b)		462,337
TOTAL NET ASSETS - 100.0%		$1,017,174,096

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
To the extent that the Fund invests more heavily in a particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized yield as of December 31, 2025.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

STRIVE EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.9%
Brazil - 3.7%
Ambev SA	82,979	$211,697
Axia Energia	23,077	211,745
B3 SA - Brasil Bolsa Balcao	102,833	261,786
Banco BTG Pactual SA	26,521	255,930
Banco do Brasil SA	57,483	230,572
Banco Santander Brasil SA	73,601	453,983
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	9,534	231,511
Embraer SA	13,720	222,359
Equatorial SA	22,381	157,246
Petroleo Brasileiro SA - Petrobras	57,931	343,796
Rede D'Or Sao Luiz SA (a)	21,079	157,253
Vale SA	70,458	925,768
WEG SA	40,020	354,135
		4,017,781

Chile - 0.7%
Banco de Chile	994,718	192,133
Falabella SA	46,000	320,883
Latam Airlines Group SA	8,433,808	228,343
		741,359

Czech Republic - 0.2%
CEZ AS	3,020	190,243

Greece - 0.6%
Alpha Bank SA	44,679	187,974
National Bank of Greece SA	16,940	258,802
Piraeus Bank SA	21,161	168,956
		615,732

Hungary - 0.5%
OTP Bank Nyrt	5,001	536,756

India - 21.9%
Adani Ports & Special Economic Zone Ltd.	15,018	245,590
Adani Power Ltd. (b)	121,807	193,784
Apollo Hospitals Enterprise Ltd.	1,860	145,740
Asian Paints Ltd.	9,494	292,543
Avenue Supermarts Ltd. (a)(b)	4,711	198,243
Axis Bank Ltd.	51,181	722,848
Bajaj Auto Ltd.	2,004	208,317
The accompanying notes are an integral part of these financial statements.

STRIVE EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Bajaj Finance Ltd.	49,468	$543,117
Bajaj Finserv Ltd.	10,908	247,568
Bharat Electronics Ltd.	68,658	305,251
Bharti Airtel Ltd.	48,943	1,146,585
BSE Ltd.	7,570	221,694
Cholamandalam Investment and Finance Co. Ltd.	8,498	160,941
Cipla Ltd.	11,073	186,190
Divi's Laboratories Ltd.	2,168	154,195
Eicher Motors Ltd.	2,608	212,184
Eternal Ltd. (b)	142,898	442,068
Grasim Industries Ltd.	6,749	212,428
HCL Technologies Ltd.	16,361	295,494
HDFC Bank Ltd.	270,320	2,981,119
HDFC Life Insurance Co. Ltd. (a)	19,783	165,047
Hindalco Industries Ltd.	25,593	252,486
Hindustan Aeronautics Ltd.	3,460	168,948
Hindustan Unilever Ltd.	11,745	302,630
ICICI Bank Ltd.	128,879	1,925,598
Infosys Ltd.	60,886	1,094,302
InterGlobe Aviation Ltd. (a)	3,939	221,735
ITC Ltd.	138,883	622,722
Jio Financial Services Ltd.	46,850	153,744
JSW Steel Ltd.	16,474	213,496
Kotak Mahindra Bank Ltd.	26,518	649,412
Kwality Wall's India Ltd. (b)	15,145	6,437
Larsen & Toubro Ltd.	18,744	851,598
Mahindra & Mahindra Ltd.	17,103	705,817
Maruti Suzuki India Ltd.	2,296	426,531
Max Healthcare Institute Ltd.	13,797	160,429
Nestle India Ltd.	12,696	181,938
NTPC Ltd.	80,967	296,872
Oil & Natural Gas Corp. Ltd.	54,366	145,400
Power Grid Corp. of India Ltd.	80,447	236,832
Reliance Industries Ltd.	117,132	2,046,566
SBI Life Insurance Co. Ltd. (a)	8,032	181,847
Shriram Finance Ltd. (b)	25,095	278,146
State Bank of India	64,278	702,428
Sun Pharmaceutical Industries Ltd.	19,896	380,678
Tata Consultancy Services Ltd.	12,681	452,360
Tata Consumer Products Ltd.	11,036	146,362
Tata Steel Ltd.	146,974	294,473
Tech Mahindra Ltd.	12,241	216,670
Titan Co. Ltd.	7,017	316,306
Trent Ltd.	3,971	189,052
The accompanying notes are an integral part of these financial statements.

STRIVE EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
TVS Motor Co. Ltd.	4,703	$194,641
UltraTech Cement Ltd.	2,255	295,651
Wipro Ltd.	52,802	154,671
		23,747,724

Indonesia - 1.3%
Bank Central Asia Tbk PT	823,098	398,592
Bank Mandiri Persero Tbk PT	730,432	223,400
Bank Rakyat Indonesia Persero Tbk PT	1,080,341	237,124
Barito Renewables Energy Tbk PT	314,370	182,872
Dian Swastatika Sentosa Tbk PT (b)	30,000	181,709
Telkom Indonesia Persero Tbk PT	930,444	194,180
		1,417,877

Kuwait - 1.1%
Kuwait Finance House KSCP	236,579	623,345
National Bank of Kuwait SAKP	161,229	531,668
		1,155,013

Malaysia - 1.1%
CIMB Group Holdings Bhd	146,078	296,980
Malayan Banking Bhd	119,436	308,450
Public Bank Bhd	273,431	305,908
Tenaga Nasional Bhd	74,542	252,025
		1,163,363

Mexico - 3.2%
America Movil SAB de CV	532,667	549,898
Cemex SAB de CV	293,052	336,544
Fomento Economico Mexicano SAB de CV	41,281	417,292
Grupo Aeroportuario del Pacifico SAB de CV - Class B	7,520	196,700
Grupo Financiero Banorte SAB de CV	56,007	518,906
Grupo Mexico SAB de CV - Class B	123,581	1,168,040
Wal-Mart de Mexico SAB de CV	80,038	248,948
		3,436,328

Peru - 0.3%
Credicorp Ltd.	1,051	301,637

Philippines - 0.2%
International Container Terminal Services, Inc.	20,186	194,543

The accompanying notes are an integral part of these financial statements.

STRIVE EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Poland - 1.4%
Allegro.eu SA (a)(b)	19,990	$172,727
Bank Polska Kasa Opieki SA	4,162	237,779
KGHM Polska Miedz SA (b)	2,679	209,544
ORLEN SA	11,421	305,758
Powszechna Kasa Oszczednosci Bank Polski SA	16,842	399,517
Powszechny Zaklad Ubezpieczen SA	11,490	213,605
		1,538,930

Qatar - 0.6%
Qatar Islamic Bank QPSC	35,268	231,988
Qatar National Bank QPSC	87,534	448,609
		680,597

Saudi Arabia - 5.3%
ACWA Power Co. (b)	3,578	173,424
Al Rajhi Bank	76,836	1,997,310
Alinma Bank	44,048	286,310
Almarai Co. JSC	14,804	170,743
Banque Saudi Fransi	37,250	167,043
Etihad Etisalat Co.	11,204	197,148
Riyad Bank	34,735	251,335
Saudi Arabian Mining Co. (b)	28,310	460,034
Saudi Arabian Oil Co. (a)	95,976	609,765
Saudi Awwal Bank	16,110	139,075
Saudi Basic Industries Corp.	13,640	186,555
Saudi National Bank	73,869	746,016
Saudi Telecom Co.	37,296	427,371
		5,812,129

South Africa - 4.7%
Absa Group Ltd.	15,072	217,852
Bid Corp. Ltd.	6,670	169,920
Capitec Bank Holdings Ltd.	1,744	437,664
Discovery Ltd.	11,396	156,612
FirstRand Ltd.	98,172	537,990
Gold Fields Ltd.	16,970	743,678
Impala Platinum Holdings Ltd.	17,940	283,833
MTN Group Ltd.	32,763	335,346
Naspers Ltd.	14,973	998,661
Sanlam Ltd.	35,987	214,031
Shoprite Holdings Ltd.	10,309	168,225
Standard Bank Group Ltd.	25,299	443,649
The accompanying notes are an integral part of these financial statements.

STRIVE EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Valterra Platinum Ltd.	5,129	$436,572
		5,144,033

South Korea - 18.5%
Alteogen, Inc. (b)	591	184,412
Celltrion, Inc.	2,625	329,822
Doosan Enerbility Co. Ltd. (b)	7,755	405,367
Hana Financial Group, Inc.	4,736	309,366
Hanwha Aerospace Co. Ltd.	625	408,264
HD Hyundai Electric Co. Ltd.	392	210,620
HD Hyundai Heavy Industries Co. Ltd.	470	166,069
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	840	237,326
Hyundai Mobis Co. Ltd.	1,005	260,224
Hyundai Motor Co.	2,283	469,897
Hyundai Rotem Co. Ltd.	900	117,393
Kakao Corp.	5,482	228,710
KB Financial Group, Inc.	6,294	544,835
Kia Corp.	4,130	349,196
Korea Electric Power Corp.	4,960	162,516
KT&G Corp.	1,643	162,070
LG Chem Ltd.	811	187,472
NAVER Corp.	2,273	382,633
POSCO Holdings, Inc.	1,005	212,783
Samsung Biologics Co. Ltd. (a)(b)	171	201,204
Samsung C&T Corp.	1,335	221,952
Samsung Electro-Mechanics Co. Ltd.	919	162,677
Samsung Electronics Co. Ltd.	95,576	7,954,991
Samsung Fire & Marine Insurance Co. Ltd.	578	199,414
Samsung Heavy Industries Co. Ltd. (b)	12,000	200,757
Samsung Life Insurance Co. Ltd. (b)	1,419	155,242
Samsung SDI Co. Ltd.	1,146	214,395
Shinhan Financial Group Co. Ltd.	8,199	437,682
SK Hynix, Inc.	9,566	4,322,978
SK Square Co. Ltd. (b)	1,582	404,135
Woori Financial Group, Inc.	12,000	233,244
		20,037,646

Taiwan - 27.0% (c)
Accton Technology Corp.	7,654	288,665
Alchip Technologies Ltd.	1,207	134,835
ASE Technology Holding Co. Ltd.	53,096	423,308
Asia Vital Components Co. Ltd.	4,476	215,107
Asustek Computer, Inc.	10,125	176,589
Cathay Financial Holding Co. Ltd.	140,078	337,930
The accompanying notes are an integral part of these financial statements.

STRIVE EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Chunghwa Telecom Co. Ltd.	67,424	$280,035
CTBC Financial Holding Co. Ltd.	286,596	457,890
Delta Electronics, Inc.	29,226	895,741
E.Sun Financial Holding Co. Ltd.	225,836	242,579
Elite Material Co. Ltd.	4,771	249,783
Evergreen Marine Corp. Taiwan Ltd.	27,879	168,585
First Financial Holding Co. Ltd.	182,533	170,795
Fubon Financial Holding Co. Ltd.	125,690	384,425
Hon Hai Precision Industry Co. Ltd.	190,187	1,395,207
Hua Nan Financial Holdings Co. Ltd.	160,645	158,495
Lite-On Technology Corp.	33,596	174,820
MediaTek, Inc.	22,717	1,033,889
Mega Financial Holding Co. Ltd.	180,254	229,473
Nan Ya Plastics Corp.	78,649	150,687
Quanta Computer, Inc.	43,020	372,414
Realtek Semiconductor Corp.	7,903	122,995
SinoPac Financial Holdings Co. Ltd.	203,080	184,850
Taiwan Mobile Co. Ltd.	41,460	143,168
Taiwan Semiconductor Manufacturing Co. Ltd.	388,301	19,155,219
TS Financial Holding Co. Ltd.	380,230	246,867
Unimicron Technology Corp.	20,731	145,154
Uni-President Enterprises Corp.	78,608	192,889
United Microelectronics Corp.	189,981	297,785
Wistron Corp.	46,423	222,360
Wiwynn Corp.	1,533	218,822
Yageo Corp.	27,220	200,118
Yuanta Financial Holding Co. Ltd.	201,380	251,881
		29,323,360

Thailand - 1.6%
Advanced Info Service PCL	22,410	222,642
Bangkok Bank PCL	33,063	177,882
Delta Electronics Thailand PCL	92,775	509,445
Gulf Development PCL (b)	132,159	175,135
Kasikornbank PCL	40,408	249,464
PTT PCL	234,076	237,754
SCB X PCL	49,770	219,585
		1,791,907

United Arab Emirates - 2.0%
Abu Dhabi Commercial Bank PJSC	61,564	239,702
Abu Dhabi Islamic Bank PJSC	43,198	244,174
Aldar Properties PJSC	76,864	182,075
Dubai Islamic Bank PJSC	102,192	257,932
The accompanying notes are an integral part of these financial statements.

STRIVE EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Emaar Properties PJSC	134,864	$515,918
Emirates NBD Bank PJSC	49,660	376,566
Emirates Telecommunications Group Co. PJSC	70,261	350,851
		2,167,218

United Kingdom - 0.8%
Anglogold Ashanti PLC	9,536	825,273

United States - 0.2%
Southern Copper Corp.	1,823	261,599
TOTAL COMMON STOCKS (Cost $69,099,517)		105,101,048

PREFERRED STOCKS - 2.7%
Brazil - 1.8%
Axia Energia (b)	6,066	54,426
Banco Bradesco SA	118,102	393,763
Itau Unibanco Holding SA	117,036	841,500
Itausa SA	114,460	245,015
Petroleo Brasileiro SA - Petrobras	66,445	374,922
		1,909,626

India - 0.0% (d)
TVS Motor Co. Ltd., 6.00%, 09/01/2026 (b)(e)	18,812	2,093

South Korea - 0.9%
Samsung Electronics Co. Ltd.	16,000	990,733
TOTAL PREFERRED STOCKS (Cost $2,298,128)		2,902,452

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.0%
First American Government Obligations Fund - Class X, 3.67% (f)	1,114,565	1,114,565
TOTAL MONEY MARKET FUNDS (Cost $1,114,565)		1,114,565

TOTAL INVESTMENTS - 100.6% (Cost $72,512,210)		$109,118,065
Liabilities in Excess of Other Assets - (0.6)%		(598,409)
TOTAL NET ASSETS - 100.0%		$108,519,656

Percentages are stated as a percent of net assets.

JSC - Public Joint Stock Company
PCL - Public Company Limited
PJSC - Public Joint Stock Company
PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

STRIVE EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2025, the value of these securities total $1,907,821 or 1.8% of the Fund’s net assets.

(b)	Non-income producing security.
(c)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(d)	Represents less than 0.05% of net assets.
(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $2,093 or 0.0% of net assets as of December 31, 2025.

(f)	The rate shown represents the 7-day annualized yield as of December 31, 2025.

The accompanying notes are an integral part of these financial statements.

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Par	Value
ASSET-BACKED SECURITIES - 32.8%
ACHV ABS Trust
Series 2023-1PL, Class D, 8.47%, 03/18/2030 (a)	$275,572	$278,050
Series 2023-3PL, Class D, 8.36%, 08/19/2030 (a)	650,978	656,626
Series 2024-1PL, Class A, 5.90%, 04/25/2031 (a)	63,987	64,092
Series 2024-1PL, Class C, 6.42%, 04/25/2031 (a)	90,156	91,236
Series 2024-1PL, Class D, 7.29%, 04/25/2031 (a)	634,034	644,020
Series 2024-2PL, Class B, 5.43%, 10/27/2031 (a)	155,994	157,587
Series 2024-2PL, Class C, 5.72%, 10/27/2031 (a)	1,478,919	1,494,404
Series 2024-3AL, Class C, 5.68%, 12/26/2031 (a)	360,436	365,090
Series 2024-3AL, Class D, 6.75%, 12/26/2031 (a)	728,619	739,048
Affirm, Inc., Series 2025-1A, Class B, 5.13%, 02/15/2033 (a)	1,000,000	1,008,145
American Credit Acceptance Receivables Trust
Series 2022-4, Class D, 8.00%, 02/15/2029 (a)	636,505	641,857
Series 2023-1, Class D, 6.35%, 04/12/2029 (a)	1,790,000	1,805,327
Series 2023-3, Class D, 6.82%, 10/12/2029 (a)	3,700,000	3,767,762
Series 2024-2, Class D, 6.53%, 04/12/2030 (a)	1,500,000	1,532,146
American Express Travel Related Services Co., Inc., Series 2023-1, Class A, 4.87%, 05/15/2028	4,236,000	4,251,931
AmeriCredit Automobile Receivables Trust, Series 2025-1, Class A2A, 4.22%, 03/19/2029 (a)	1,000,000	1,001,790
Arivo Acceptance Auto Loan Receivables Trust, Series 2024-1A, Class A, 6.46%, 04/17/2028 (a)	203,273	204,443
Avis Budget Car Rental LLC
Series 2020-2A, Class A, 2.02%, 02/20/2027 (a)	885,000	883,245
Series 2020-2A, Class B, 2.96%, 02/20/2027 (a)	166,667	166,452
Series 2021-1A, Class A, 1.38%, 08/20/2027 (a)	1,207,000	1,193,032
Series 2021-1A, Class C, 2.13%, 08/20/2027 (a)	570,000	563,734
Series 2021-2A, Class A, 1.66%, 02/20/2028 (a)	1,000,000	977,780
Series 2022-5A, Class B, 7.09%, 04/20/2027 (a)	666,667	669,965
BA Credit Card Trust, Series 2023-A1, Class A1, 4.79%, 05/15/2028	2,132,000	2,139,333
BOF URSA Funding Trust, Series 2023-CAR2, Class A2, 5.54%, 10/27/2031 (a)	194,227	195,592
Cherry Securitization Trust, Series 2025-1A, Class A, 6.13%, 11/15/2032 (a)	500,000	507,949
COOPR Residential Mortgage Trust
Series 2025-CES1, Class A1A, 5.65%, 05/25/2060 (a)(b)	454,545	459,688
Series 2025-CES2, Class A1B, 5.60%, 06/25/2060 (a)(b)	936,977	952,554
DT Auto Owner Trust, Series 2022-2A, Class D, 5.46%, 03/15/2028 (a)	1,537,267	1,543,425
Exeter Automobile Receivables Trust
Series 2022-3A, Class D, 6.76%, 09/15/2028	696,393	703,874
Series 2023-3A, Class D, 6.68%, 04/16/2029	1,000,000	1,023,814
FHF Trust, Series 2023-2A, Class A2, 6.79%, 10/15/2029 (a)	209,001	209,842
FIGRE Trust 2023-HE1
Series 2024-SL1, Class A1, 5.75%, 07/25/2053 (a)(c)	2,409,836	2,466,088
The accompanying notes are an integral part of these financial statements.

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Par	Value
Series 2025-HE7, Class A, 5.15%, 11/25/2055 (a)(c)	$979,114	$984,322
FIGRE Trust 2024-HE3, Series 2024-HE3, Class A, 5.94%, 07/25/2054 (a)(c)	1,373,296	1,400,779
Flagship Credit Auto Trust
Series 2021-3, Class D, 1.65%, 09/15/2027 (a)	78,000	76,324
Series 2021-4, Class D, 2.26%, 12/15/2027 (a)	116,000	110,150
FREED ABS Trust
Series 2022-3FP, Class D, 7.36%, 08/20/2029 (a)	111,938	112,467
Series 2022-4FP, Class D, 7.40%, 12/18/2029 (a)	224,968	226,042
Frontier Communications Parent, Inc., Series 2023-1, Class A2, 6.60%, 08/20/2053 (a)	1,000,000	1,009,472
GLS Auto Receivables Trust, Series 2022-3A, Class D, 6.42%, 06/15/2028 (a)	1,917,820	1,936,405
GS Mortgage-Backed Securities Trust, Series 2024-HE2, Class A1, 5.37% (30 day avg SOFR US + 1.50%), 01/25/2055 (a)	1,033,110	1,043,498
Hertz Corp., Series 2021-2A, Class C, 2.52%, 12/27/2027 (a)	500,000	490,939
Hyundai Auto Lease Securitization Trust, Series 2025-B, Class A2B, 4.68% (30 day avg SOFR US + 0.70%), 09/15/2027 (a)	1,795,642	1,799,743
Lendbuzz Securitization Trust, Series 2024-3A, Class A2, 4.97%, 10/15/2029 (a)	345,797	345,943
Lobel Automobile Receivables Trust
Series 2023-1, Class C, 8.31%, 10/16/2028 (a)	79,038	79,270
Series 2023-1, Class D, 8.00%, 03/15/2030 (a)	1,516,000	1,533,613
Marlette Funding Trust
Series 2023-3A, Class C, 7.06%, 09/15/2033 (a)	292,012	293,216
Series 2023-3A, Class D, 8.04%, 09/15/2033 (a)	1,628,000	1,672,813
Octane Receivables Trust, Series 2022-2A, Class D, 7.70%, 02/20/2030 (a)	1,000,000	1,028,954
Oportun Financial Corp., Series 2024-2, Class A, 5.86%, 02/09/2032 (a)	16,355	16,357
Pagaya AI Debt Selection Trust
Series 2023-7, Class ABC, 8.80%, 07/15/2031 (a)(c)	51,915	52,005
Series 2023-7, Class C, 8.80%, 07/15/2031 (a)	94,479	94,727
Series 2023-8, Class A, 7.30%, 06/16/2031 (a)	77	78
Series 2023-8, Class B, 7.96%, 06/16/2031 (a)	1,301,363	1,328,441
Series 2023-8, Class C, 9.54%, 06/16/2031 (a)	1,182,869	1,208,407
Series 2024-1, Class B, 7.11%, 07/15/2031 (a)	389,943	391,159
Series 2024-1, Class C, 8.34%, 07/15/2031 (a)	309,870	311,256
Series 2024-10, Class C, 5.99%, 06/15/2032 (a)	654,955	659,449
Series 2024-11, Class B, 5.64%, 07/15/2032 (a)	1,289,305	1,299,285
Series 2024-2, Class B, 6.61%, 08/15/2031 (a)	377,692	379,201
Series 2024-3, Class A, 6.26%, 10/15/2031 (a)	128,061	128,488
Series 2024-3, Class B, 6.57%, 10/15/2031 (a)	595,388	597,605
Series 2024-5, Class B, 6.60%, 10/15/2031 (a)	489,024	492,313
Series 2024-8, Class C, 6.03%, 01/15/2032 (a)	268,449	270,006
Series 2024-8, Class D, 6.53%, 01/15/2032 (a)	427,367	430,607
Series 2024-9, Class D, 6.17%, 03/15/2032 (a)	288,438	290,176
Series 2025-1, Class B, 5.63%, 07/15/2032 (a)	999,915	1,008,554
The accompanying notes are an integral part of these financial statements.

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Par	Value
Series 2025-1, Class C, 5.87%, 07/15/2032 (a)	$499,957	$502,918
Series 2025-3, Class A2, 5.37%, 12/15/2032 (a)	499,899	504,486
Series 2025-3, Class B, 6.06%, 12/15/2032 (a)	499,899	506,319
Series 2025-4, Class A2, 5.37%, 01/17/2033 (a)	1,499,947	1,513,304
Series 2025-4, Class B, 5.69%, 01/17/2033 (a)	999,964	1,010,946
Series 2025-4, Class C, 6.15%, 01/17/2033 (a)	999,964	1,014,358
Series 2025-6, Class A2, 4.50%, 04/15/2033 (a)	1,000,000	1,001,009
Series 2025-6, Class B, 4.88%, 04/15/2033 (a)	1,000,000	997,442
Series 2025-7, Class A2, 4.53%, 05/15/2033 (a)	3,000,000	3,002,887
Series 2025-7, Class B, 5.06%, 05/15/2033 (a)	1,000,000	1,000,692
Series 2025-R1, Class A2, 5.34%, 06/15/2032 (a)	1,000,000	1,007,909
Series 2025-R1, Class B, 5.71%, 06/15/2032 (a)	1,000,000	1,006,532
Series 2025-R3, Class A, 4.84%, 01/18/2033 (a)	2,684,847	2,688,394
Pagaya Technologies Ltd.
Series 2025-1, Class A, 5.72%, 01/20/2034 (a)	1,750,000	1,764,368
Series 2025-1, Class C, 6.30%, 01/20/2034 (a)	750,000	756,031
Prestige Auto Receivables Trust, Series 2025-1A, Class B, 5.34%, 11/15/2028 (a)	2,000,000	1,999,020
Purchasing Power Funding, Series 2024-A, Class B, 6.43%, 08/15/2028 (a)	400,000	401,804
RCKT Mortgage Trust, Series 2025-CES7, Class A1B, 5.48%, 07/25/2055 (a)(b)	919,819	931,612
Reach Financial LLC, Series 2024-1A, Class B, 6.29%, 02/18/2031 (a)	450,010	453,211
Research-Driven Pagaya Motor Asset Trust
Series 2023-3A, Class A, 7.13%, 01/26/2032 (a)	62,892	62,995
Series 2023-4A, Class A, 7.54%, 03/25/2032 (a)	74,353	74,494
Series 2025-3A, Class A2, 5.15%, 02/27/2034 (a)	2,000,000	2,015,392
Series 2025-6A, Class A3, 5.01%, 08/25/2034 (a)	1,000,000	1,002,114
Series 2025-6A, Class C, 5.53%, 08/25/2034 (a)	1,000,000	1,000,828
SAFCO Auto Receivables Trust
Series 2024-1A, Class B, 6.31%, 11/20/2028 (a)	200,515	200,202
Series 2025-1A, Class A, 5.46%, 09/10/2029 (a)	981,319	981,563
Saluda Grade Mortgage Funding LLC, Series 2023-FIG4, Class A, 6.72%, 11/25/2053 (a)(c)	323,466	330,127
Sotheby's Artfi Master Trust, Series 2024-1A, Class A1, 6.43%, 12/22/2031 (a)	1,312,000	1,316,604
Strike Acceptance Auto Funding Trust, Series 2025-1A, Class A, 5.84%, 04/15/2032 (a)	593,635	596,095
Theorem Funding Trust, Series 2022-2A, Class B, 9.27%, 12/15/2028 (a)	1,050,690	1,052,109
Towd Point Mortgage Trust
Series 2025-CES2, Class A2, 5.58%, 07/25/2065 (a)(b)	500,000	504,162
Series 2025-CRM1, Class A1, 5.80%, 01/25/2065 (a)(b)	2,423,737	2,461,804
Tricolor Auto Securitization Trust, Series 2024-3A, Class B, 5.36%, 09/15/2028 (a)(i)	2,000,000	995,040
The accompanying notes are an integral part of these financial statements.

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Par	Value
Upgrade Master Pass-Thru Trust
Series 2025-ST4, Class A, 5.50%, 08/16/2032 (a)	$830,633	$835,425
Series 2025-ST8, Class B, 5.07%, 12/15/2033 (a)	1,000,000	1,002,682
Upgrade Receivables Trust, Series 2024-1A, Class A, 5.37%, 02/18/2031 (a)	12,190	12,150
Upstart Pass-Through Trust Series, Series 2022-ST3, Class A, 4.30%, 05/20/2030 (a)	69,323	69,180
Upstart Securitization Trust
Series 2024-1, Class A, 5.33%, 11/20/2034 (a)	534,403	536,673
Series 2025-1, Class A, 5.45%, 04/20/2035 (a)	617,693	621,997
Veros Automobile Receivables Trust
Series 2024-1, Class A, 6.28%, 11/15/2027 (a)	125,801	125,694
Series 2025-1, Class A, 5.31%, 09/15/2028 (a)	308,352	308,385
Verus Securitization Trust, Series 2024-9, Class A3, 5.89%, 11/25/2069 (a)(b)	1,841,380	1,866,927
Vista Point Securitization Trust
Series 2024-CES2, Class A1, 5.25%, 10/25/2054 (a)(b)	354,142	356,517
Series 2024-CES2, Class A2, 5.66%, 10/25/2054 (a)(b)	1,000,000	1,001,345
Series 2024-CES3, Class A1, 5.68%, 01/25/2055 (a)(b)	1,604,902	1,627,479
Series 2025-CES1, Class A1, 5.81%, 04/25/2055 (a)(b)	2,494,283	2,538,175
Series 2025-CES2, Class A1, 5.60%, 08/25/2055 (a)(c)	2,361,921	2,378,665
Series 2025-CES3, Class A1, 5.30%, 11/25/2055 (a)(b)	989,404	992,952
TOTAL ASSET-BACKED SECURITIES (Cost $105,944,155)		105,393,002

CORPORATE BONDS - 27.0%
Consumer Discretionary - 3.4%
Automobile Manufacturers - 0.0%(d)
General Motors Co., 5.35%, 04/15/2028	145,000	148,564

Automotive - 1.0%
Ford Motor Credit Co. LLC, 2.90%, 02/16/2028	1,700,000	1,637,682
General Motors Financial Co., Inc., 2.40%, 04/10/2028	1,550,000	1,493,481
		3,131,163

Automotive Parts & Equipment - 0.5%
BorgWarner, Inc., 2.65%, 07/01/2027	1,550,000	1,519,804

Homebuilding - 0.9%
Meritage Homes Corp., 5.13%, 06/06/2027	1,350,000	1,359,754
Toll Brothers Finance Corp., 4.88%, 03/15/2027	1,500,000	1,512,113
		2,871,867

Hotels, Resorts & Cruise Lines - 1.0%
Carnival Corp., 4.00%, 08/01/2028 (a)	1,600,000	1,577,207
Royal Caribbean Cruises Ltd.
4.25%, 07/01/2026 (a)	1,500,000	1,500,168
The accompanying notes are an integral part of these financial statements.

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Par	Value
5.50%, 04/01/2028 (a)	$100,000	$101,844
		3,179,219
Total Consumer Discretionary		10,850,617

Consumer Staples - 0.6%
Packaged Foods & Meats - 0.6%
Conagra Brands, Inc., 1.38%, 11/01/2027	1,150,000	1,094,100
Kraft Heinz Foods Co., 3.00%, 06/01/2026	900,000	896,191
Total Consumer Staples		1,990,291

Energy - 2.5%
Integrated Oil & Gas - 0.4%
Occidental Petroleum Corp., 3.20%, 08/15/2026	1,500,000	1,488,791

Oil & Gas Exploration & Production - 1.4%
Continental Resources, Inc., 2.27%, 11/15/2026 (a)	1,550,000	1,518,301
EQT Corp.
3.13%, 05/15/2026 (a)	879,000	874,140
3.90%, 10/01/2027	671,000	668,501
Ovintiv, Inc., 5.38%, 01/01/2026	1,400,000	1,400,000
		4,460,942

Oil & Gas Storage & Transportation - 0.7%
ONEOK, Inc., 4.85%, 07/15/2026	200,000	200,403
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 01/15/2028	810,000	810,233
Western Midstream Operating LP, 4.75%, 08/15/2028	1,150,000	1,164,579
		2,175,215
Total Energy		8,124,948

Financials - 8.8%
Asset Management & Custody Banks - 0.5%
Ares Capital Corp.
7.00%, 01/15/2027	950,000	973,823
2.88%, 06/15/2028	785,000	750,425
		1,724,248

Automotive Retail - 0.2%
Penske Truck Leasing Co. LP / PTL Finance Corp., 5.75%, 05/24/2026 (a)	625,000	628,096

Brokerage & Investment Management - 0.6%
LPL Holdings, Inc., 5.70%, 05/20/2027	1,765,000	1,799,934

The accompanying notes are an integral part of these financial statements.

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Par	Value
Commercial & Residential Mortgage Finance - 0.5%
Radian Group, Inc., 4.88%, 03/15/2027	$1,550,000	$1,556,133

Consumer Finance - 0.6%
Ally Financial, Inc., 7.10%, 11/15/2027	1,770,000	1,861,082

Consumer Finance - 0.1%
Synchrony Bank, 5.63%, 08/23/2027	250,000	255,141

Diversified Banks - 3.3%
ABN AMRO Bank NV, 4.80%, 04/18/2026 (a)	1,735,000	1,738,503
Barclays PLC, 5.20%, 05/12/2026	1,688,000	1,695,452
Capital One NA, 3.45%, 07/27/2026	1,200,000	1,196,568
Citigroup, Inc., 4.60%, 03/09/2026	1,550,000	1,551,125
Comerica, Inc., 3.80%, 07/22/2026	1,550,000	1,544,987
Fifth Third Bank, Inc., 3.85%, 03/15/2026	1,550,000	1,548,917
KeyBank NA/Cleveland OH, 3.40%, 05/20/2026	630,000	628,652
Lloyds Banking Group PLC, 4.65%, 03/24/2026	850,000	851,085
		10,755,289

Diversified Financial Services - 0.1%
Apollo Management Holdings LP, 4.40%, 05/27/2026 (a)	370,000	370,059

Finance Companies - 1.5%
Athene Global Funding
5.62%, 05/08/2026 (a)	700,000	703,437
5.52%, 03/25/2027 (a)	655,000	665,503
Avolon Holdings Funding Ltd.
2.53%, 11/18/2027 (a)	198,000	192,119
2.75%, 02/21/2028 (a)	335,000	324,719
6.38%, 05/04/2028 (a)	1,116,000	1,163,218
Macquarie Airfinance Holdings Ltd., 5.20%, 03/27/2028 (a)	1,700,000	1,726,128
		4,775,124

Private Equity - 0.2%
HAT Holdings I LLC / HAT Holdings II LLC, 3.38%, 06/15/2026 (a)	747,000	742,394

Regional Banks - 0.1%
Manufacturers & Traders Trust Co., 3.40%, 08/17/2027	250,000	247,047

Specialized REITs - 0.5%
VICI Properties LP / VICI Note Co., Inc.
4.50%, 09/01/2026 (a)	1,455,000	1,456,709
The accompanying notes are an integral part of these financial statements.

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Par	Value
3.75%, 02/15/2027 (a)	$150,000	$149,081
		1,605,790

Transaction & Payment Processing Services - 0.6%
Global Payments, Inc.
4.80%, 04/01/2026	200,000	200,047
4.95%, 08/15/2027	1,625,000	1,643,543
		1,843,590
Total Financials		28,163,927

Health Care - 0.6%
Health Care Providers & Services - 0.6%
HCA, Inc.
5.25%, 06/15/2026	695,000	695,555
5.20%, 06/01/2028	1,150,000	1,178,484
Total Health Care		1,874,039

Industrials - 4.1%
Aerospace & Defense - 0.6%
Boeing Co.
2.75%, 02/01/2026	592,000	591,327
3.10%, 05/01/2026	958,000	954,358
Hexcel Corp., 4.20%, 02/15/2027 (b)	570,000	569,077
		2,114,762

Cargo Ground Transportation - 0.1%
XPO, Inc., 6.25%, 06/01/2028 (a)	250,000	255,377

Commercial Services - 0.5%
Ashtead Capital, Inc., 1.50%, 08/12/2026 (a)	1,550,000	1,523,903

Construction & Engineering - 0.6%
MasTec, Inc., 4.50%, 08/15/2028 (a)	1,880,000	1,870,452

Passenger Airlines - 1.1%
Delta Air Lines, Inc., 4.95%, 07/10/2028	1,825,000	1,858,298
Southwest Airlines Co., 4.38%, 11/15/2028	1,880,000	1,884,396
		3,742,694

Trading Companies & Distributors - 1.2%
Air Lease Corp., 1.88%, 08/15/2026	1,600,000	1,576,618
Aircastle Ltd., 2.85%, 01/26/2028 (a)	1,550,000	1,507,477
GATX Corp.
The accompanying notes are an integral part of these financial statements.

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Par	Value
3.25%, 09/15/2026	$450,000	$447,768
3.50%, 03/15/2028	280,000	276,293
		3,808,156
Total Industrials		13,315,344

Information Technology - 1.7%
Electronic Manufacturing Services - 0.1%
Flex Ltd., 3.75%, 02/01/2026	300,000	299,751

Systems Software - 0.6%
Oracle Corp., 2.30%, 03/25/2028	1,825,000	1,740,680

Technology Distributors - 1.0%
Arrow Electronics, Inc.
7.50%, 01/15/2027	500,000	515,288
3.88%, 01/12/2028	1,050,000	1,043,249
Avnet, Inc.
4.63%, 04/15/2026	1,200,000	1,199,601
6.25%, 03/15/2028	500,000	518,022
		3,276,160
Total Information Technology		5,316,591

Materials - 2.8%
Commodity Chemicals - 0.4%
Cabot Corp., 3.40%, 09/15/2026	1,200,000	1,192,624

Fertilizers & Agricultural Chemicals - 0.5%
FMC Corp., 3.20%, 10/01/2026	1,550,000	1,534,603

Metal, Glass & Plastic Containers - 0.9%
Berry Global, Inc., 1.57%, 01/15/2026	1,200,000	1,198,815
Silgan Holdings, Inc., 1.40%, 04/01/2026 (a)	1,650,000	1,636,175
		2,834,990

Packaging & Containers - 0.0%(d)
Graphic Packaging International LLC, 1.51%, 04/15/2026 (a)	108,000	107,030

Paper & Plastic Packaging Products & Materials - 0.5%
Sealed Air Corp., 1.57%, 10/15/2026 (a)	1,650,000	1,615,587

Steel - 0.5%
ArcelorMittal SA, 6.55%, 11/29/2027	1,700,000	1,771,313
Total Materials		9,056,147

The accompanying notes are an integral part of these financial statements.

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Par	Value
Real Estate - 0.4%
Telecom Tower REITs - 0.4%
Crown Castle, Inc.
2.90%, 03/15/2027	$125,000	$123,270
3.80%, 02/15/2028	1,160,000	1,151,210
Total Real Estate		1,274,480

Technology - 0.5%
Technology Distributors - 0.5%
CDW LLC / CDW Finance Corp.
2.67%, 12/01/2026	890,000	878,483
4.25%, 04/01/2028	810,000	808,207
Total Technology		1,686,690

Utilities - 1.6%
Electric Utilities - 0.6%
NRG Energy, Inc., 2.45%, 12/02/2027 (a)	700,000	677,074
Pacific Gas and Electric Co., 3.15%, 01/01/2026	1,400,000	1,400,000
		2,077,074

Gas Utilities - 0.5%
National Fuel Gas Co., 5.50%, 10/01/2026	1,550,000	1,565,868

Utilities - 0.5%
Vistra Operations Co. LLC
5.05%, 12/30/2026 (a)	400,000	403,060
3.70%, 01/30/2027 (a)	1,150,000	1,143,376
		1,546,436
Total Utilities		5,189,378
TOTAL CORPORATE BONDS (Cost $86,389,967)		86,842,452

COLLATERALIZED MORTGAGE OBLIGATIONS - 16.2%
Federal Home Loan Mortgage Corp.
Series K054, Class A2, 2.75%, 01/25/2026	247,734	247,396
Series K055, Class A2, 2.67%, 03/25/2026	1,970,619	1,965,598
Series K056, Class A2, 2.53%, 05/25/2026	2,102,326	2,092,188
Series K058, Class A2, 2.65%, 08/25/2026	2,777,000	2,756,886
Series K734, Class A2, 3.21%, 02/25/2026	393,518	392,908
Series K735, Class A2, 2.86%, 05/25/2026	1,530,840	1,524,877
Series K-F100, Class AS, 4.19% (30 day avg SOFR US + 0.18%), 01/25/2028	253,682	253,025
Series K-F101, Class AS, 4.21% (30 day avg SOFR US + 0.20%), 01/25/2031	279,953	277,149
The accompanying notes are an integral part of these financial statements.

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Par	Value
Series K-F102, Class AS, 4.21% (30 day avg SOFR US + 0.20%), 01/25/2031	$2,472,918	$2,439,972
Series K-F103, Class AS, 4.25% (30 day avg SOFR US + 0.24%), 01/25/2031	2,458,963	2,429,151
Series K-F104, Class AS, 4.26% (30 day avg SOFR US + 0.25%), 01/25/2031	507,572	505,249
Series K-F105, Class AS, 4.26% (30 day avg SOFR US + 0.25%), 02/25/2031	944,788	938,328
Series K-F107, Class AS, 4.26% (30 day avg SOFR US + 0.25%), 03/25/2028	1,053,542	1,051,593
Series K-F112, Class AS, 4.24% (30 day avg SOFR US + 0.23%), 04/25/2031	407,489	402,267
Series K-F113, Class AS, 4.24% (30 day avg SOFR US + 0.23%), 05/25/2028	289,418	287,879
Series K-F114, Class AS, 4.23% (30 day avg SOFR US + 0.22%), 05/25/2031	1,119,853	1,104,905
Series K-F115, Class AS, 4.22% (30 day avg SOFR US + 0.21%), 06/25/2031	2,712,338	2,675,282
Series K-F117, Class AS, 4.25% (30 day avg SOFR US + 0.24%), 06/25/2031	385,215	380,759
Series K-F118, Class AS, 4.21% (30 day avg SOFR US + 0.20%), 07/25/2028	183,864	182,627
Series K-F120, Class AS, 4.21% (30 day avg SOFR US + 0.20%), 08/25/2031	1,454,180	1,444,339
Series K-F121, Class AS, 4.19% (30 day avg SOFR US + 0.18%), 08/25/2028	754,193	748,516
Series K-F122, Class AS, 4.20% (30 day avg SOFR US + 0.19%), 09/25/2031	1,382,402	1,375,662
Series KF125, Class AS, 4.23% (30 day avg SOFR US + 0.22%), 10/25/2028	957,452	950,898
Series KF127, Class AS, 4.22% (30 day avg SOFR US + 0.21%), 12/25/2028	3,180,778	3,165,303
Series KF129, Class AS, 4.26% (30 day avg SOFR US + 0.25%), 01/25/2029	1,729,042	1,717,762
Series KF133, Class AS, 4.38% (30 day avg SOFR US + 0.37%), 02/25/2029	1,349,098	1,344,553
Series KF160, Class AS, 4.71% (30 day avg SOFR US + 0.70%), 10/25/2030	476,031	478,910
Series KF48, Class A, 4.41% (30 day avg SOFR US + 0.40%), 06/25/2028	852,266	850,882
Series KF57, Class A, 4.66% (30 day avg SOFR US + 0.65%), 12/25/2028	540,119	542,626
Series KF59, Class A, 4.66% (30 day avg SOFR US + 0.65%), 02/25/2029	995,467	998,387
Series KF61, Class A, 4.65% (30 day avg SOFR US + 0.64%), 03/25/2029	341,770	342,773
Series KF75, Class AL, 4.63% (30 day avg SOFR US + 0.62%), 12/25/2029	231,074	233,029
Series KF75, Class AS, 4.55% (SOFR 1M Historical Calendar Day Compounded + 0.55%), 12/25/2029	250,261	250,756
The accompanying notes are an integral part of these financial statements.

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Par	Value
Series KF79, Class AL, 4.59% (30 day avg SOFR US + 0.58%), 05/25/2030	$731,201	$732,795
Series KF86, Class AS, 4.33% (30 day avg SOFR US + 0.32%), 08/25/2027	507,760	506,859
Series KF87, Class AL, 4.47% (30 day avg SOFR US + 0.46%), 08/25/2030	93,584	93,796
Series KF87, Class AS, 4.36% (30 day avg SOFR US + 0.35%), 08/25/2030	374,334	373,398
Series KF88, Class AL, 4.45% (30 day avg SOFR US + 0.44%), 09/25/2030	3,325,604	3,319,751
Series KF90, Class AS, 4.39% (30 day avg SOFR US + 0.38%), 09/25/2030	303,439	301,887
Series KF91, Class AS, 4.39% (30 day avg SOFR US + 0.38%), 10/25/2030	311,159	309,580
Series KF93, Class AS, 4.32% (30 day avg SOFR US + 0.31%), 10/25/2027	849,151	847,037
Series KF94, Class AL, 4.42% (30 day avg SOFR US + 0.41%), 11/25/2030	890,919	887,564
Series KF94, Class AS, 4.35% (30 day avg SOFR US + 0.34%), 11/25/2030	296,973	295,999
Series KF95, Class AL, 4.38% (30 day avg SOFR US + 0.37%), 11/25/2030	805,712	803,413
Series KF96, Class AL, 4.38% (30 day avg SOFR US + 0.37%), 12/25/2030	551,237	548,180
Series KF97, Class AS, 4.26% (30 day avg SOFR US + 0.25%), 12/25/2030	197,738	195,563
Series KF99, Class AS, 4.21% (30 day avg SOFR US + 0.20%), 12/25/2030	512,565	505,751
Series KJ21, Class A2, 3.70%, 09/25/2026	779,233	777,733
Federal National Mortgage Association
Series 2015-M10, Class A2, 3.09%, 04/25/2027 (c)	896,643	887,191
Series 2017-M15, Class ATS2, 3.16%, 11/25/2027 (c)	471,908	466,456
Series 2017-M4, Class A2, 2.57%, 12/25/2026 (c)	847,215	837,021
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2021-DNA7, Class M1, 4.72% (30 day avg SOFR US + 0.85%), 11/25/2041 (a)	87,400	87,522
Series 2024-DNA1, Class M1, 5.22% (30 day avg SOFR US + 1.35%), 02/25/2044 (a)	733,574	735,870
Series 2024-HQA2, Class M1, 5.07% (30 day avg SOFR US + 1.20%), 08/25/2044 (a)	1,026,084	1,028,169
GS Mortgage-Backed Securities Trust, Series 2023-PJ6, Class A16, 6.50%, 04/25/2054 (a)(c)	216,070	220,118
Sequoia Mortgage Trust, Series 2023-4, Class A10, 5.88%, 11/25/2053 (a)(c)	88,185	88,370
The accompanying notes are an integral part of these financial statements.

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Par	Value
Verus Securitization Trust, Series 2021-R3, Class A3, 1.38%, 04/25/2064 (a)(c)	$892,756	$836,404
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $52,053,553)		52,038,862

COLLATERALIZED LOAN OBLIGATIONS - 13.7%
Alinea CLO, Series 2018-1A, Class BR, 5.03% (3 mo. Term SOFR + 1.15%), 07/20/2031 (a)	2,650,000	2,650,117
BCRED BSL Static CLO Ltd., Series 2025-1A, Class AR, 5.54% (3 mo. Term SOFR + 1.25%), 07/24/2035 (a)	2,105,000	2,109,728
Black Diamond CLO Ltd.
Series 2019-2A, Class A1AR, 5.18% (3 mo. Term SOFR + 1.32%), 07/23/2032 (a)	735,398	735,694
Series 2022-1A, Class B, 6.71% (3 mo. Term SOFR + 2.85%), 10/25/2035 (a)	1,000,000	1,000,583
Blackrock CLO Ltd., Series 2023-2A, Class A, 6.26% (3 mo. Term SOFR + 2.38%), 10/20/2033 (a)	1,000,000	997,822
BlueMountain CLO Ltd., Series 2018-22A, Class A2, 5.57% (3 mo. Term SOFR + 1.66%), 07/15/2031 (a)	1,500,000	1,500,369
Canyon Capital CLO Ltd., Series 2016-1A, Class AR, 5.24% (3 mo. Term SOFR + 1.33%), 07/15/2031 (a)	801,006	801,176
CarVal CLO, Series 2022-1A, Class A1, 5.38% (3 mo. Term SOFR + 1.51%), 04/21/2034 (a)	2,000,000	2,001,852
Crown Point CLO Ltd., Series 2020-9A, Class AR, 5.36% (3 mo. Term SOFR + 1.45%), 07/14/2034 (a)	4,400,000	4,402,618
Dryden Senior Loan Fund, Series 2018-61A, Class A1R2, 4.96% (3 mo. Term SOFR + 1.08%), 01/17/2032 (a)	1,936,832	1,936,782
Fortress Credit Opportunities, Series 2025-31A, Class A1, 5.38% (3 mo. Term SOFR + 1.50%), 07/20/2033 (a)	1,499,954	1,499,581
Gallatin CLO Ltd., Series 2017-1A, Class A1R, 5.26% (3 mo. Term SOFR + 1.35%), 07/15/2031 (a)	988,920	988,912
Golub Capital Partners CLO Ltd., Series 2022-61A, Class A1AR, 5.09% (3 mo. Term SOFR + 1.23%), 07/25/2035 (a)	1,040,000	1,037,695
KKR CLO Trust, Series 18, Class A1R2, 5.19% (3 mo. Term SOFR + 1.05%), 10/18/2035 (a)	1,750,000	1,752,690
LJV I MM CLO LLC, Series 2022-1A, Class A1, 5.71% (3 mo. Term SOFR + 1.85%), 04/28/2034 (a)	2,313,878	2,313,778
Maranon Loan Funding Ltd., Series 2021-3A, Class XR, 5.20% (3 mo. Term SOFR + 1.30%), 10/15/2036 (a)	750,000	748,354
Milos Clo, Series 2017-1A, Class AR, 5.22% (3 mo. Term SOFR + 1.33%), 10/20/2030 (a)	122,019	122,028
Octagon Investment Partners Ltd., Series 2016-1A, Class XRR, 5.17% (3 mo. Term SOFR + 1.30%), 04/24/2037 (a)	921,053	923,552
OZLM Ltd., Series 2019-24A, Class A1AR, 5.31% (3 mo. Term SOFR + 1.42%), 07/20/2032 (a)	1,013,161	1,013,077
The accompanying notes are an integral part of these financial statements.

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Par	Value
Palmer Square Loan Funding Ltd.
Series 2022-3A, Class A1AR, 5.00% (3 mo. Term SOFR + 1.10%), 04/15/2031 (a)	$24,103	$24,043
Series 2024-1A, Class A1, 4.95% (3 mo. Term SOFR + 1.05%), 10/15/2032 (a)	2,736,424	2,736,742
ROMARK CLO LLC, Series 2021-4A, Class A1R, 5.07% (3 mo. Term SOFR + 1.14%), 07/10/2034 (a)	1,000,000	999,581
Sound Point CLO Ltd.
Series 2015-2A, Class ARRR, 5.36% (3 mo. Term SOFR + 1.47%), 07/20/2032 (a)	2,098,774	2,099,888
Series 2018-1A, Class A, 5.17% (3 mo. Term SOFR + 1.26%), 04/15/2031 (a)	1,940,928	1,940,979
Steele Creek CLO Ltd., Series 2014-1RA, Class B, 5.63% (3 mo. Term SOFR + 1.76%), 04/21/2031 (a)	118,817	118,817
Symphony CLO Ltd.
Series 2014-15A, Class AR3, 5.22% (3 mo. Term SOFR + 1.34%), 01/17/2032 (a)	850,221	850,400
Series 2021-26A, Class AR, 5.23% (3 mo. Term SOFR + 1.34%), 04/20/2033 (a)	1,806,707	1,808,464
Series 2025-52A, Class A, 5.31% (3 mo. Term SOFR + 1.41%), 01/16/2031 (a)	75,270	75,270
THL Credit Lake Shore MM CLO Ltd., Series 2019-2A, Class A1RR, 5.28% (3 mo. Term SOFR + 1.40%), 10/17/2031 (a)	397,501	397,356
TIAA CLO Ltd., Series 2016-1A, Class ARR, 5.13% (3 mo. Term SOFR + 1.25%), 07/20/2031 (a)	412,032	412,031
Trinitas CLO Ltd., Series 2020-14A, Class A1R2, 4.96% (3 mo. Term SOFR + 1.10%), 01/25/2034 (a)	2,200,000	2,199,578
Venture CDO Ltd., Series 2018-32A, Class A1, 5.25% (3 mo. Term SOFR + 1.36%), 07/18/2031 (a)	262,113	262,306
Voya CLO Ltd., Series 2019-3A, Class AR, 5.22% (3 mo. Term SOFR + 1.34%), 10/17/2032 (a)	1,549,568	1,547,512
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $44,044,084)		44,009,375

MORTGAGE-BACKED SECURITIES - 4.5%
Federal Home Loan Mortgage Corp.
Pool WN2035, 2.05%, 10/01/2026	1,571,908	1,551,360
Series KF130, Class AS, 4.30% (30 day avg SOFR US + 0.29%), 01/25/2029	588,125	586,858
Series KF135, Class AS, 4.38% (30 day avg SOFR US + 0.37%), 05/25/2029	605,745	604,882
Series KF166, Class AS, 4.61% (30 day avg SOFR US + 0.60%), 01/25/2032	2,000,000	2,003,536
Series KJ49, Class AFL, 4.61% (30 day avg SOFR US + 0.60%), 01/25/2031	907,179	908,200
Federal National Mortgage Association
Pool AN1613, 2.55%, 07/01/2026	2,594,904	2,573,164
The accompanying notes are an integral part of these financial statements.

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Par	Value
Pool AN1760, 2.63%, 06/01/2026	$1,000,000	$991,628
Pool AN3381, 2.52%, 10/01/2026	2,698,578	2,663,348
Pool AN7890, 3.06%, 12/01/2027	2,750,000	2,696,334
TOTAL MORTGAGE-BACKED SECURITIES (Cost $14,595,650)		14,579,310

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 4.4%	Shares
First American Government Obligations Fund - Class X, 3.67% (e)	14,198,428	14,198,428
TOTAL MONEY MARKET FUNDS (Cost $14,198,428)		14,198,428

U.S. TREASURY BILLS - 2.8%	Par
3.64%, 03/10/2026 (f)	$3,000,000	2,980,622
0.00%, 04/30/2026 (g)	6,000,000	5,931,083
TOTAL U.S. TREASURY BILLS (Cost $8,910,632)		8,911,705

TOTAL INVESTMENTS - 101.4% (Cost $326,136,469)		$325,973,134
Liabilities in Excess of Other Assets - (1.4)% (h)		(4,420,047)
TOTAL NET ASSETS - 100.0%		$321,553,087
Percentages are stated as a percent of net assets.

LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2025, the value of these securities total $170,451,015 or 53.0% of the Fund’s net assets.

(b)	Step coupon bond. The rate disclosed is as of December 31, 2025.
(c)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of December 31, 2025.

(d)	Represents less than 0.05% of net assets.
(e)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
(f)	The rate shown is the annualized yield as of December 31, 2025.
(g)	Zero coupon bonds make no periodic interest payments.
(h)	Includes cash of $41,325 that is pledged as collateral for derivatives.
(i)	Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $995,040 or 0.3% of net assets as of December 31, 2025.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.
The accompanying notes are an integral part of these financial statements.

STRIVE INTERNATIONAL DEVELOPED MARKETS ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.2%
Australia - 4.8%
ANZ Group Holdings Ltd.	3,814	$92,496
BHP Group Ltd.	6,239	189,403
Commonwealth Bank of Australia	2,101	225,136
CSL Ltd.	610	70,283
Macquarie Group Ltd.	476	64,548
National Australia Bank Ltd.	3,846	108,594
Rio Tinto Ltd.	462	45,267
Transurban Group	3,808	36,112
Wesfarmers Ltd.	1,431	77,439
Westpac Banking Corp.	4,291	110,535
Woodside Energy Group Ltd.	2,338	36,807
		1,056,620

Austria - 0.2%
Erste Group Bank AG	415	50,185

Belgium - 0.8%
Anheuser-Busch InBev SA/NV	1,258	81,164
KBC Group NV	324	42,360
UCB SA	154	43,182
		166,706

Canada - 12.9%
Agnico Eagle Mines Ltd.	630	106,837
Alimentation Couche-Tard, Inc.	953	52,047
Bank of Montreal	859	111,556
Bank of Nova Scotia	1,534	113,137
Barrick Mining Corp.	2,142	93,308
Brookfield Corp.	2,516	115,521
Cameco Corp.	558	51,094
Canadian Imperial Bank of Commerce	1,140	103,348
Canadian National Railway Co.	770	76,156
Canadian Natural Resources Ltd.	2,590	87,727
Canadian Pacific Kansas City Ltd.	1,139	83,856
Celestica, Inc. (a)	143	42,300
Cenovus Energy, Inc.	2,119	35,848
Constellation Software, Inc.	25	60,133
Dollarama, Inc.	336	50,218
Enbridge, Inc.	2,742	131,212
Fairfax Financial Holdings Ltd.	28	53,364
Fortis, Inc.	645	33,534
Franco-Nevada Corp.	238	49,334
The accompanying notes are an integral part of these financial statements.

STRIVE INTERNATIONAL DEVELOPED MARKETS ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Intact Financial Corp.	224	$46,631
Kinross Gold Corp.	1,489	41,940
Loblaw Cos. Ltd.	723	32,685
Manulife Financial Corp.	2,104	76,400
National Bank of Canada	481	60,490
Nutrien Ltd.	591	36,479
Power Corp. of Canada	644	34,228
Royal Bank of Canada	1,664	283,676
Shopify, Inc. - Class A (a)	1,529	246,191
Sun Life Financial, Inc.	714	44,571
Suncor Energy, Inc.	1,513	67,154
TC Energy Corp.	1,305	71,860
Toronto-Dominion Bank	2,070	195,093
Waste Connections, Inc.	322	56,473
Wheaton Precious Metals Corp.	583	68,539
		2,812,940

Denmark - 1.5%
Danske Bank AS	826	41,406
DSV AS	238	60,477
Novo Nordisk AS	4,264	218,210
		320,093

Finland - 0.7%
Nokia Oyj	6,852	44,868
Nordea Bank Abp	4,095	77,408
Sampo Oyj	2,988	36,274
		158,550

France - 10.4%
Air Liquide SA	723	136,168
Airbus SE	747	174,170
AXA SA	2,242	107,921
BNP Paribas SA	1,307	124,092
Capgemini SE	206	34,437
Cie de Saint-Gobain SA	490	50,076
Danone SA	811	73,178
Engie SA	2,048	53,937
EssilorLuxottica SA	397	125,923
Hermes International SCA	42	104,738
Legrand SA	322	48,153
L'Oreal SA	301	129,679
LVMH Moet Hennessy Louis Vuitton SE	322	244,077
Orange SA	2,271	37,898
The accompanying notes are an integral part of these financial statements.

STRIVE INTERNATIONAL DEVELOPED MARKETS ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Safran SA	434	$151,685
Sanofi SA	1,418	137,847
Schneider Electric SE	689	190,201
Societe Generale SA	959	77,449
TotalEnergies SE	2,572	168,027
Vinci SA	715	100,874
		2,270,530

Germany - 9.3%
adidas AG	211	41,919
Allianz SE	485	222,574
BASF SE	1,149	59,994
Bayer AG	1,162	50,540
Bayerische Motoren Werke AG	364	39,843
Commerzbank AG	866	36,740
Deutsche Bank AG	2,246	87,394
Deutsche Boerse AG	238	62,568
Deutsche Post AG	1,190	65,351
Deutsche Telekom AG	4,359	141,694
E.ON SE	2,682	50,824
Heidelberg Materials AG	152	39,835
Infineon Technologies AG	1,539	68,240
Mercedes-Benz Group AG	987	69,676
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	164	108,354
Rheinmetall AG	58	106,400
RWE AG	850	45,211
SAP SE	1,351	330,796
Siemens AG	986	277,114
Siemens Energy AG (a)	902	127,627
		2,032,694

Hong Kong - 1.2%
AIA Group Ltd.	13,168	135,187
Hong Kong Exchanges & Clearing Ltd.	1,534	80,340
Prudential PLC	3,216	49,614
		265,141

Ireland - 0.2%
Experian PLC	1,180	53,491

Israel - 0.5%
Bank Hapoalim BM	1,562	35,340
Bank Leumi Le-Israel BM	1,550	34,168
The accompanying notes are an integral part of these financial statements.

STRIVE INTERNATIONAL DEVELOPED MARKETS ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Teva Pharmaceutical Industries Ltd. (a)	1,366	$43,281
		112,789

Italy - 2.7%
Enel SpA	9,854	102,799
Eni SpA	2,535	48,083
Ferrari NV	135	50,563
Generali	1,363	57,264
Intesa Sanpaolo SpA	19,210	133,670
Prysmian SpA	373	37,865
UniCredit SpA	1,919	159,939
		590,183

Japan - 18.1%
Advantest Corp.	910	114,069
Aeon Co. Ltd.	2,907	45,969
Bridgestone Corp.	1,400	31,407
Chugai Pharmaceutical Co. Ltd.	784	41,257
Dai-ichi Life Holdings, Inc.	4,480	37,281
Daiichi Sankyo Co. Ltd.	2,324	49,673
Daikin Industries Ltd.	336	43,073
Disco Corp.	112	34,442
East Japan Railway Co.	1,292	34,082
FANUC Corp.	1,162	45,133
Fast Retailing Co. Ltd.	226	82,153
Fujikura Ltd.	344	38,300
Fujitsu Ltd.	2,184	60,358
Hitachi Ltd.	5,583	174,718
Honda Motor Co. Ltd.	4,766	46,735
Hoya Corp.	420	63,507
ITOCHU Corp.	8,750	110,325
Japan Tobacco, Inc.	1,344	48,392
KDDI Corp.	3,649	63,096
Keyence Corp.	238	86,120
Komatsu Ltd.	1,148	36,645
Marubeni Corp.	2,016	56,024
Mitsubishi Corp.	4,530	103,706
Mitsubishi Electric Corp.	2,453	71,802
Mitsubishi Estate Co. Ltd.	1,400	34,151
Mitsubishi Heavy Industries Ltd.	4,078	99,971
Mitsubishi UFJ Financial Group, Inc.	12,615	200,774
Mitsui & Co. Ltd.	3,514	104,159
Mitsui Fudosan Co. Ltd.	3,192	36,283
Mizuho Financial Group, Inc.	2,940	106,984
The accompanying notes are an integral part of these financial statements.

STRIVE INTERNATIONAL DEVELOPED MARKETS ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
MS&AD Insurance Group Holdings, Inc.	1,633	$38,396
Murata Manufacturing Co. Ltd.	2,268	46,999
NEC Corp.	1,647	55,832
Nintendo Co. Ltd.	1,464	99,024
NTT, Inc.	64,260	64,695
ORIX Corp.	1,330	38,667
Otsuka Holdings Co. Ltd.	542	30,702
Panasonic Holdings Corp.	2,840	36,688
Recruit Holdings Co. Ltd.	1,708	96,468
Seven & i Holdings Co. Ltd.	2,524	36,263
Shin-Etsu Chemical Co. Ltd.	2,314	71,987
SoftBank Corp.	35,523	48,713
SoftBank Group Corp.	4,668	131,124
Sompo Holdings, Inc.	1,120	38,153
Sony Group Corp.	7,480	192,157
Sumitomo Corp.	1,428	49,338
Sumitomo Electric Industries Ltd.	935	37,755
Sumitomo Mitsui Financial Group, Inc.	4,514	145,270
Suzuki Motor Corp.	2,191	32,654
Takeda Pharmaceutical Co. Ltd.	1,899	58,616
TDK Corp.	2,261	31,914
Tokio Marine Holdings, Inc.	2,254	83,705
Tokyo Electron Ltd.	561	122,916
Toyota Motor Corp.	12,956	277,581
		3,966,206

Netherlands - 4.6%
Adyen NV (a)(b)	37	59,788
Argenx SE (a)	77	64,863
ASM International NV	57	34,672
ASML Holding NV	478	517,592
Ferrovial SE	623	40,517
ING Groep NV	3,680	103,837
Koninklijke Ahold Delhaize NV	1,162	47,618
Prosus NV	1,580	98,133
Universal Music Group NV	1,382	36,104
		1,003,124

Singapore - 1.5%
DBS Group Holdings Ltd.	2,588	113,474
Oversea-Chinese Banking Corp. Ltd.	4,935	75,864
Sea Ltd. - ADR (a)	341	43,501
Singapore Telecommunications Ltd.	10,543	37,320
The accompanying notes are an integral part of these financial statements.

STRIVE INTERNATIONAL DEVELOPED MARKETS ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
United Overseas Bank Ltd.	1,788	$48,769
		318,928

Spain - 3.4%
Amadeus IT Group SA	545	40,248
Banco Bilbao Vizcaya Argentaria SA	7,276	171,442
Banco Santander SA	18,473	218,614
CaixaBank SA	4,113	50,487
Iberdrola SA	8,117	176,139
Industria de Diseno Textil SA	1,404	92,960
		749,890

Sweden - 1.9%
Assa Abloy AB - Class B	1,204	46,936
Atlas Copco AB - Class A	3,165	57,085
Investor AB (a)	2,270	81,465
Sandvik AB	1,288	42,054
Skandinaviska Enskilda Banken AB - Class A	1,863	39,480
Swedbank AB - Class A	1,344	46,875
Telefonaktiebolaget LM Ericsson - Class B	3,568	35,112
Volvo AB - Class B	1,906	61,260
		410,267

Switzerland - 10.2%
ABB Ltd.	1,955	146,162
Alcon AG	641	51,209
Amrize Ltd. (a)	593	32,618
Cie Financiere Richemont SA	652	141,619
Galderma Group AG	167	34,176
Geberit AG	42	32,853
Givaudan SA	10	39,717
Glencore PLC	13,652	74,814
Holcim AG	606	59,491
Lonza Group AG	87	59,069
Nestle SA	3,233	321,382
Novartis AG	2,465	341,073
Partners Group Holding AG	28	34,727
Roche Holding AG	885	366,692
Sandoz Group AG	564	41,184
Sika AG	208	42,698
Swiss Life Holding AG	36	41,668
Swiss Re AG	380	63,733
UBS Group AG	3,494	163,033
The accompanying notes are an integral part of these financial statements.

STRIVE INTERNATIONAL DEVELOPED MARKETS ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Zurich Insurance Group AG	185	$140,554
		2,228,472

United Kingdom - 14.1%
3i Group PLC	1,242	54,627
Anglo American PLC	1,446	60,131
Ashtead Group PLC	532	36,472
AstraZeneca PLC	1,902	353,547
Aviva PLC - Class B (a)	3,680	33,949
BAE Systems PLC	3,770	87,101
Barclays PLC	17,650	113,234
BP PLC	18,292	106,714
British American Tobacco PLC	2,805	159,331
Compass Group PLC	2,112	67,300
Diageo PLC	2,824	61,039
GSK PLC	4,852	119,326
Haleon PLC	11,184	56,503
HSBC Holdings PLC	21,810	345,082
Imperial Brands PLC	1,009	42,421
Lloyds Banking Group PLC	74,237	98,306
London Stock Exchange Group PLC	625	75,418
National Grid PLC	6,120	94,167
NatWest Group PLC	10,082	88,580
Reckitt Benckiser Group PLC	868	70,224
RELX PLC	2,219	90,331
Rio Tinto PLC	1,359	109,802
Rolls-Royce Holdings PLC	10,564	163,756
Shell PLC	7,263	268,249
SSE PLC	1,334	39,182
Standard Chartered PLC	2,952	72,500
Tesco PLC	8,126	48,392
Unilever PLC	2,704	177,121
		3,092,805

United States - 0.2%
Flutter Entertainment PLC (a)	209	45,441
TOTAL COMMON STOCKS (Cost $17,345,111)		21,705,055

REAL ESTATE INVESTMENT TRUSTS - 0.2%
Australia - 0.2%
Goodman Group	2,381	49,226
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $54,070)		49,226

The accompanying notes are an integral part of these financial statements.

STRIVE INTERNATIONAL DEVELOPED MARKETS ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value

PREFERRED STOCKS - 0.2%
Germany - 0.2%
Volkswagen AG	248	$30,180
TOTAL PREFERRED STOCKS (Cost $29,230)		30,180

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.3%
First American Government Obligations Fund - Class X, 3.67% (c)	62,178	62,178
TOTAL MONEY MARKET FUNDS (Cost $62,178)		62,178

TOTAL INVESTMENTS - 99.9% (Cost $17,490,589)		$21,846,639
Other Assets in Excess of Liabilities - 0.1%		26,793
TOTAL NET ASSETS - 100.0%		$21,873,432

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2025, the value of these securities total $59,788 or 0.3% of the Fund’s net assets.

(c)	The rate shown represents the 7-day annualized yield as of December 31, 2025.

The accompanying notes are an integral part of these financial statements.

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 92.5%
Communication Services - 3.2%
Alternative Carriers - 0.4%
AST SpaceMobile, Inc. (a)	1,201	$87,229

Broadcasting - 0.3%
Paramount Skydance Corp.	4,963	66,504

Cable & Satellite - 0.7%
EchoStar Corp. - Class A (a)	748	81,308
Liberty Broadband Corp. - Class A (a)	92	4,442
Liberty Broadband Corp. - Class C (a)	641	31,152
Sirius XM Holdings, Inc.	1,065	21,295
		138,197
Integrated Telecommunication Services - 0.3%
Frontier Communications Parent, Inc. (a)	1,387	52,803

Interactive Media & Services - 0.2%
Match Group, Inc.	1,376	44,431

Movies & Entertainment - 0.5%
Liberty Live Holdings, Inc. - Class A (a)	110	8,965
Liberty Live Holdings, Inc. - Class C (a)	294	24,449
Roku, Inc. (a)	723	78,438
		111,852
Publishing - 0.6%
New York Times Co. - Class A	859	59,632
News Corp. - Class A	2,127	55,557
News Corp. - Class B	703	20,830
		136,019
Wireless Telecommunication Services - 0.2%
Millicom International Cellular SA	568	31,490
Total Communication Services		668,525

Consumer Discretionary - 10.7%
Apparel Retail - 0.8%
Burlington Stores, Inc. (a)	358	103,408
Gap, Inc.	1,389	35,559
Urban Outfitters, Inc. (a)	359	27,018
		165,985
Apparel, Accessories & Luxury Goods - 0.4%
Levi Strauss & Co. - Class A	574	11,905
The accompanying notes are an integral part of these financial statements.

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Ralph Lauren Corp.	218	$77,087
		88,992
Automobile Manufacturers - 0.0%(b)
Lucid Group, Inc. (a)	725	7,663

Automotive Parts & Equipment - 0.3%
BorgWarner, Inc.	1,229	55,379

Automotive Retail - 0.8%
AutoNation, Inc. (a)	192	39,644
CarMax, Inc. (a)	843	32,574
Lithia Motors, Inc.	134	44,532
Murphy USA, Inc.	99	39,949
Penske Automotive Group, Inc.	105	16,620
		173,319
Broadline Retail - 0.2%
Dillard's, Inc. - Class A	15	9,095
Ollie's Bargain Outlet Holdings, Inc. (a)	343	37,596
		46,691
Casinos & Gaming - 0.9%
Boyd Gaming Corp.	321	27,362
Churchill Downs, Inc.	344	39,140
MGM Resorts International (a)	1,073	39,154
Red Rock Resorts, Inc. - Class A	281	17,408
Sportradar Group AG - Class A (a)	848	20,157
Wynn Resorts Ltd.	439	52,825
		196,046
Computer & Electronics Retail - 0.2%
GameStop Corp. - Class A (a)	2,309	46,365

Distributors - 0.4%
LKQ Corp.	1,444	43,609
Pool Corp.	184	42,090
		85,699
Education Services - 0.4%
Bright Horizons Family Solutions, Inc. (a)	319	32,347
Duolingo, Inc. (a)	223	39,136
		71,483
Footwear - 0.3%
On Holding AG - Class A (a)	1,286	59,773

Home Furnishings - 0.6%
Mohawk Industries, Inc. (a)	287	31,369
The accompanying notes are an integral part of these financial statements.

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Somnigroup International, Inc.	1,157	$103,297
		134,666
Home Improvement Retail - 0.2%
Floor & Decor Holdings, Inc. - Class A (a)	604	36,778

Homebuilding - 0.7%
Toll Brothers, Inc.	550	74,371
TopBuild Corp. (a)	160	66,750
		141,121
Homefurnishing Retail - 0.3%
Wayfair, Inc. - Class A (a)	578	58,037

Hotels, Resorts & Cruise Lines - 0.6%
Hyatt Hotels Corp. - Class A	227	36,393
Norwegian Cruise Line Holdings Ltd. (a)	2,628	58,657
Wyndham Hotels & Resorts, Inc.	418	31,584
		126,634
Household Appliances - 0.2%
SharkNinja, Inc. (a)	435	48,676

Leisure Facilities - 0.3%
Life Time Group Holdings, Inc. (a)	742	19,722
Planet Fitness, Inc. - Class A (a)	471	51,090
		70,812
Leisure Products - 0.3%
Hasbro, Inc.	744	61,008

Other Specialty Retail - 0.9%
Bath & Body Works, Inc.	1,189	23,875
Chewy, Inc. - Class A (a)	1,232	40,718
Dick's Sporting Goods, Inc.	360	71,269
Five Below, Inc. (a)	303	57,073
		192,935
Restaurants - 1.3%
Aramark	1,467	54,074
Brinker International, Inc. (a)	244	35,019
Cava Group, Inc. (a)	557	32,690
Dutch Bros, Inc. - Class A (a)	680	41,630
Texas Roadhouse, Inc.	373	61,918
Wingstop, Inc.	156	37,204
		262,535
Specialized Consumer Services - 0.6%
ADT, Inc.	2,959	23,879
H&R Block, Inc.	747	32,554
The accompanying notes are an integral part of these financial statements.

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Service Corp. International	774	$60,349
		116,782
Total Consumer Discretionary		2,247,379

Consumer Staples - 4.7%
Agricultural Products & Services - 0.6%
Bunge Global SA	931	82,934
Ingredion, Inc.	358	39,473
		122,407
Brewers - 0.2%
Molson Coors Beverage Co. - Class B	952	44,439

Consumer Staples Merchandise Retail - 0.3%
BJ's Wholesale Club Holdings, Inc. (a)	741	66,712

Food Distributors - 0.8%
Performance Food Group Co. (a)	865	77,781
US Foods Holding Corp. (a)	1,258	94,752
		172,533
Food Retail - 1.2%
Albertsons Cos., Inc. - Class A	2,193	37,654
Casey's General Stores, Inc.	208	114,964
Maplebear, Inc. (a)	1,096	49,298
Sprouts Farmers Market, Inc. (a)	572	45,571
		247,487
Packaged Foods & Meats - 0.8%
Campbell's Co.	1,101	30,685
Conagra Brands, Inc.	2,680	46,391
J M Smucker Co.	597	58,393
Lamb Weston Holdings, Inc.	778	32,590
Pilgrim's Pride Corp.	246	9,591
		177,650
Personal Care Products - 0.2%
BellRing Brands, Inc. (a)	707	18,898
elf Beauty, Inc. (a)	311	23,649
		42,547
Soft Drinks & Non-alcoholic Beverages - 0.6%
Celsius Holdings, Inc. (a)	1,077	49,262
Coca-Cola Consolidated, Inc.	315	48,289
Primo Brands Corp.	1,442	23,577
		121,128
Total Consumer Staples		994,903

The accompanying notes are an integral part of these financial statements.

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Energy - 2.5%
Oil & Gas Exploration & Production - 1.7%
Antero Resources Corp. (a)	1,641	$56,549
APA Corp.	2,030	49,654
Chord Energy Corp.	318	29,478
Matador Resources Co.	645	27,374
Ovintiv, Inc.	1,430	56,042
Permian Resources Corp.	4,098	57,495
Range Resources Corp.	1,309	46,155
Viper Energy, Inc. - Class A	940	36,312
		359,059
Oil & Gas Refining & Marketing - 0.2%
HF Sinclair Corp.	898	41,380

Oil & Gas Storage & Transportation - 0.6%
Antero Midstream Corp.	1,875	33,356
DT Midstream, Inc.	569	68,098
Hess Midstream LP - Class A	733	25,289
Kinetik Holdings, Inc.	244	8,796
		135,539
Total Energy		535,978

Financials - 13.2%
Asset Management & Custody Banks - 1.2%
Franklin Resources, Inc.	1,762	42,094
Hamilton Lane, Inc. - Class A	222	29,817
Invesco Ltd.	2,489	65,386
Janus Henderson Group PLC	698	33,204
SEI Investments Co.	638	52,328
StepStone Group, Inc. - Class A	387	24,834
		247,663
Commercial & Residential Mortgage Finance - 0.0%(b)
UWM Holdings Corp.	935	4,095

Consumer Finance - 0.8%
Ally Financial, Inc.	1,546	70,018
OneMain Holdings, Inc.	670	45,259
SLM Corp.	1,099	29,739
Upstart Holdings, Inc. (a)	464	20,291
		165,307
Diversified Banks - 0.9%
Comerica, Inc.	732	63,633
KeyCorp	6,292	129,867
		193,500

The accompanying notes are an integral part of these financial statements.

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Diversified Financial Services - 0.6%
Equitable Holdings, Inc.	1,711	$81,529
Voya Financial, Inc.	538	40,076
		121,605
Financial Exchanges & Data - 0.3%
MarketAxess Holdings, Inc.	203	36,794
Morningstar, Inc.	135	29,337
		66,131
Insurance Brokers - 0.1%
Ryan Specialty Holdings, Inc.	599	30,926

Investment Banking & Brokerage - 1.3%
Evercore, Inc. - Class A	210	71,453
Houlihan Lokey, Inc.	307	53,476
Jefferies Financial Group, Inc.	832	51,559
PJT Partners, Inc. - Class A	127	21,235
Stifel Financial Corp.	547	68,495
Virtu Financial, Inc. - Class A	450	14,994
		281,212
Life & Health Insurance - 0.9%
F&G Annuities & Life, Inc.	88	2,728
Globe Life, Inc.	454	63,496
Primerica, Inc.	181	46,763
Unum Group	927	71,843
		184,830
Property & Casualty Insurance - 1.7%
American Financial Group, Inc.	403	55,082
Assurant, Inc.	293	70,569
Axis Capital Holdings Ltd.	415	44,442
Fidelity National Financial, Inc.	1,474	80,466
Kinsale Capital Group, Inc.	130	50,846
Old Republic International Corp.	1,283	58,556
		359,961
Regional Banks - 3.8%
BOK Financial Corp.	122	14,452
Cadence Bank	1,018	43,611
Commerce Bancshares, Inc.	760	39,789
Cullen/Frost Bankers, Inc.	357	45,207
East West Bancorp, Inc.	771	86,653
First Horizon Corp.	2,820	67,398
Old National Bancorp	1,932	43,103
Pinnacle Financial Partners, Inc.	424	40,454
Popular, Inc.	378	47,069
Prosperity Bancshares, Inc.	511	35,315
The accompanying notes are an integral part of these financial statements.

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Southstate Bank Corp.	565	$53,172
Synovus Financial Corp.	746	37,337
UMB Financial Corp.	384	44,175
Webster Financial Corp.	941	59,227
Western Alliance Bancorp	592	49,769
Wintrust Financial Corp.	372	52,013
Zions Bancorp NA	821	48,061
		806,805
Reinsurance - 1.1%
Everest Group Ltd.	233	79,068
Reinsurance Group of America, Inc.	371	75,484
RenaissanceRe Holdings Ltd.	254	71,415
		225,967
Transaction & Payment Processing Services - 0.5%
Jack Henry & Associates, Inc.	406	74,087
Shift4 Payments, Inc. - Class A (a)	370	23,299
		97,386
Total Financials		2,785,388

Health Care - 10.1%
Biotechnology - 3.4%
BioMarin Pharmaceutical, Inc. (a)	1,072	63,709
Bridgebio Pharma, Inc. (a)	983	75,190
Exact Sciences Corp. (a)	1,042	105,826
Exelixis, Inc. (a)	1,458	63,904
Halozyme Therapeutics, Inc. (a)	688	46,302
Ionis Pharmaceuticals, Inc. (a)	870	68,826
Madrigal Pharmaceuticals, Inc. (a)	104	60,563
Neurocrine Biosciences, Inc. (a)	569	80,701
Revolution Medicines, Inc. (a)	973	77,499
Roivant Sciences Ltd. (a)	2,465	53,491
Summit Therapeutics, Inc. (a)	653	11,421
		707,432
Health Care Distributors - 0.2%
Henry Schein, Inc. (a)	585	44,214

Health Care Equipment - 0.8%
Globus Medical, Inc. - Class A (a)	632	55,180
Masimo Corp. (a)	296	38,498
Penumbra, Inc. (a)	213	66,224
		159,902
Health Care Facilities - 1.3%
Encompass Health Corp.	560	59,438
Ensign Group, Inc.	318	55,396
The accompanying notes are an integral part of these financial statements.

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Tenet Healthcare Corp. (a)	496	$98,565
Universal Health Services, Inc. - Class B	304	66,278
		279,677
Health Care Services - 0.3%
DaVita, Inc. (a)	210	23,858
Hims & Hers Health, Inc. (a)	1,166	37,860
		61,718
Health Care Supplies - 0.3%
Solventum Corp. (a)	831	65,849

Health Care Technology - 0.2%
Doximity, Inc. - Class A (a)	732	32,413

Life Sciences Tools & Services - 2.2%
Avantor, Inc. (a)	3,687	42,253
Bio-Rad Laboratories, Inc. - Class A (a)	103	31,208
Bio-Techne Corp.	874	51,400
Charles River Laboratories International, Inc. (a)	271	54,059
Medpace Holdings, Inc. (a)	129	72,453
QIAGEN NV	1,261	56,707
Repligen Corp. (a)	300	49,158
Revvity, Inc.	659	63,758
Tempus AI, Inc. (a)	570	33,659
		454,655
Managed Health Care - 0.4%
HealthEquity, Inc. (a)	475	43,515
Molina Healthcare, Inc. (a)	286	49,632
		93,147
Pharmaceuticals - 1.0%
Corcept Therapeutics, Inc. (a)	508	17,678
Elanco Animal Health, Inc. (a)	2,850	64,496
Jazz Pharmaceuticals PLC (a)	341	57,970
Viatris, Inc.	6,454	80,352
		220,496
Total Health Care		2,119,503

Industrials - 24.9%
Aerospace & Defense - 4.3%
AeroVironment, Inc. (a)	212	51,281
Archer Aviation, Inc. - Class A (a)	2,970	22,335
ATI, Inc. (a)	757	86,873
BWX Technologies, Inc.	512	88,494
Carpenter Technology Corp.	273	85,951
Curtiss-Wright Corp.	212	116,869
The accompanying notes are an integral part of these financial statements.

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Huntington Ingalls Industries, Inc.	213	$72,435
Karman Holdings, Inc. (a)	622	45,512
Kratos Defense & Security Solutions, Inc. (a)	929	70,520
Leonardo DRS, Inc.	423	14,420
Loar Holdings, Inc. (a)	251	17,068
Moog, Inc. - Class A	157	38,237
StandardAero, Inc. (a)	641	18,384
Textron, Inc.	997	86,909
Woodward, Inc.	341	103,091
		918,379
Agricultural & Farm Machinery - 0.6%
AGCO Corp.	345	35,990
CNH Industrial NV	4,507	41,555
Toro Co.	551	43,375
		120,920
Air Freight & Logistics - 0.5%
CH Robinson Worldwide, Inc.	645	103,690

Building Products - 2.5%
A O Smith Corp.	638	42,669
AAON, Inc.	380	28,975
Advanced Drainage Systems, Inc.	447	64,739
Allegion PLC	478	76,107
Armstrong World Industries, Inc.	240	45,864
Carlisle Cos., Inc.	241	77,086
Fortune Brands Innovations, Inc.	676	33,814
Owens Corning	465	52,038
Simpson Manufacturing Co., Inc.	235	37,946
Trex Co., Inc. (a)	602	21,118
Zurn Elkay Water Solutions Corp.	918	42,678
		523,034
Cargo Ground Transportation - 1.2%
Knight-Swift Transportation Holdings, Inc.	889	46,477
Ryder System, Inc.	210	40,192
Saia, Inc. (a)	150	48,978
U-Haul Holding Co.	562	26,268
U-Haul Holding Co. (a)	41	2,067
XPO, Inc. (a)	630	85,623
		249,605
Construction & Engineering - 2.1%
AECOM	760	72,451
API Group Corp. (a)	2,153	82,374
Dycom Industries, Inc. (a)	157	53,050
Fluor Corp. (a)	916	36,301
The accompanying notes are an integral part of these financial statements.

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
IES Holdings, Inc. (a)	48	$18,673
MasTec, Inc. (a)	359	78,036
Sterling Infrastructure, Inc. (a)	166	50,834
Valmont Industries, Inc.	109	43,853
		435,572
Construction Machinery & Heavy Transportation Equipment - 0.6%
Allison Transmission Holdings, Inc.	471	46,111
Federal Signal Corp.	334	36,269
Oshkosh Corp.	353	44,347
		126,727
Data Processing & Outsourced Services - 0.4%
ExlService Holdings, Inc. (a)	873	37,050
Genpact Ltd.	976	45,657
		82,707
Electrical Components & Equipment - 1.5%
Acuity Brands, Inc.	171	61,567
Generac Holdings, Inc. (a)	324	44,184
Nextpower, Inc. - Class A (a)	803	69,949
nVent Electric PLC	896	91,365
Regal Rexnord Corp.	373	52,340
		319,405
Environmental & Facilities Services - 0.7%
Casella Waste Systems, Inc. - Class A (a)	348	34,083
Clean Harbors, Inc. (a)	272	63,779
Tetra Tech, Inc.	1,484	49,773
		147,635
Heavy Electrical Equipment - 0.5%
Bloom Energy Corp. - Class A (a)	1,221	106,093
NuScale Power Corp. (a)	673	9,536
		115,629
Human Resource & Employment Services - 0.7%
Dayforce, Inc. (a)	917	63,420
Paycom Software, Inc.	286	45,577
Paylocity Holding Corp. (a)	245	37,362
		146,359
Industrial Machinery & Supplies & Components - 5.5%
Chart Industries, Inc. (a)	251	51,764
Crane Co.	275	50,718
Donaldson Co., Inc.	650	57,629
Esab Corp.	319	35,639
Flowserve Corp.	731	50,717
Gates Industrial Corp. PLC (a)	1,429	30,681
Graco, Inc.	952	78,036
ITT, Inc.	436	75,650
The accompanying notes are an integral part of these financial statements.

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
JBT Marel Corp.	305	$45,954
Lincoln Electric Holdings, Inc.	313	75,007
Middleby Corp. (a)	276	41,033
Mueller Industries, Inc.	610	70,028
Nordson Corp.	293	70,446
Pentair PLC	937	97,579
RBC Bearings, Inc. (a)	175	78,475
Snap-on, Inc.	290	99,934
SPX Technologies, Inc. (a)	273	54,616
Stanley Black & Decker, Inc.	870	64,624
Watts Water Technologies, Inc. - Class A	153	42,231
		1,170,761
Marine Transportation - 0.2%
Kirby Corp. (a)	314	34,597

Office Services & Supplies - 0.1%
MSA Safety, Inc.	208	33,309

Passenger Airlines - 0.3%
American Airlines Group, Inc. (a)	989	15,161
Joby Aviation, Inc. (a)	2,975	39,270
		54,431
Research & Consulting Services - 0.5%
CACI International, Inc. - Class A (a)	123	65,536
Parsons Corp. (a)	302	18,663
UL Solutions, Inc.	345	27,207
		111,406
Trading Companies & Distributors - 2.7%
AerCap Holdings NV	969	139,303
Air Lease Corp.	565	36,290
Applied Industrial Technologies, Inc.	210	53,922
Core & Main, Inc. - Class A (a)	1,070	55,608
FTAI Aviation Ltd.	579	113,976
QXO, Inc. (a)	3,604	69,521
SiteOne Landscape Supply, Inc. (a)	247	30,766
WESCO International, Inc.	265	64,830
		564,216
Total Industrials		5,258,382

Information Technology - 15.3%
Application Software - 3.7%
Appfolio, Inc. - Class A (a)	118	27,453
Aurora Innovation, Inc. (a)	8,556	32,855
CCC Intelligent Solutions Holdings, Inc. (a)	3,190	25,360
The accompanying notes are an integral part of these financial statements.

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Confluent, Inc. - Class A (a)	1,486	$44,937
Docusign, Inc. (a)	1,129	77,224
Dropbox, Inc. - Class A (a)	1,083	30,107
Dynatrace, Inc. (a)	1,694	73,418
Elastic NV (a)	520	39,229
Guidewire Software, Inc. (a)	479	96,284
InterDigital, Inc.	149	47,439
Klaviyo, Inc. - Class A (a)	676	21,950
Manhattan Associates, Inc. (a)	349	60,485
Pegasystems, Inc.	520	31,054
Procore Technologies, Inc. (a)	670	48,736
ServiceTitan, Inc. - Class A (a)	313	33,334
Unity Software, Inc. (a)	1,895	83,702
		773,567
Communications Equipment - 2.0%
Ciena Corp. (a)	784	183,354
F5, Inc. (a)	327	83,470
Lumentum Holdings, Inc. (a)	389	143,382
		410,206
Electronic Components - 0.9%
Coherent Corp. (a)	885	163,345
Littelfuse, Inc.	133	33,638
		196,983
Electronic Equipment & Instruments - 0.1%
Itron, Inc. (a)	252	23,401

Electronic Manufacturing Services - 0.6%
Flex Ltd. (a)	2,136	129,057

Internet Services & Infrastructure - 0.3%
Akamai Technologies, Inc. (a)	790	68,927

IT Consulting & Other Services - 0.7%
Amdocs Ltd.	627	50,480
EPAM Systems, Inc. (a)	302	61,873
Kyndryl Holdings, Inc. (a)	1,282	34,050
		146,403
Semiconductor Materials & Equipment - 0.6%
Entegris, Inc.	850	71,612
MKS, Inc.	377	60,245
		131,857
Semiconductors - 2.0%
Credo Technology Group Holding Ltd. (a)	854	122,882
Lattice Semiconductor Corp. (a)	763	56,142
The accompanying notes are an integral part of these financial statements.

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
MACOM Technology Solutions Holdings, Inc. (a)	376	$64,401
Qorvo, Inc. (a)	520	43,945
Rambus, Inc. (a)	600	55,134
Skyworks Solutions, Inc.	844	53,518
Universal Display Corp.	247	28,845
		424,867
Systems Software - 2.1%
Commvault Systems, Inc. (a)	245	30,713
Dolby Laboratories, Inc. - Class A	338	21,706
Gen Digital, Inc.	3,136	85,268
Gitlab, Inc. - Class A (a)	730	27,397
Monday.com Ltd. (a)	244	36,005
Nebius Group NV (a)	1,173	98,186
Rubrik, Inc. - Class A (a)	775	59,272
SentinelOne, Inc. - Class A (a)	1,767	26,505
UiPath, Inc. - Class A (a)	2,247	36,828
Varonis Systems, Inc. (a)	636	20,861
		442,741
Technology Distributors - 0.5%
Arrow Electronics, Inc. (a)	287	31,621
TD SYNNEX Corp.	408	61,294
		92,915
Technology Hardware, Storage & Peripherals - 1.8%
IonQ, Inc. (a)	1,783	80,003
Pure Storage, Inc. - Class A (a)	1,788	119,814
Sandisk Corp./DE (a)	791	187,768
		387,585
Total Information Technology		3,228,509

Materials - 4.7%
Aluminum - 0.4%
Alcoa Corp.	1,456	77,372

Commodity Chemicals - 0.1%
Westlake Corp.	195	14,418

Construction Materials - 0.5%
Eagle Materials, Inc.	179	36,996
James Hardie Industries PLC (a)	3,276	67,977
		104,973
Diversified Metals & Mining - 0.2%
MP Materials Corp. (a)	823	41,578

The accompanying notes are an integral part of these financial statements.

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Fertilizers & Agricultural Chemicals - 0.2%
Mosaic Co.	1,784	$42,976

Forest Products - 0.1%
Louisiana-Pacific Corp.	351	28,347

Gold - 0.5%
Royal Gold, Inc.	474	105,365

Metal, Glass & Plastic Containers - 0.5%
AptarGroup, Inc.	371	45,247
Crown Holdings, Inc.	648	66,725
		111,972
Paper & Plastic Packaging Products & Materials - 0.5%
Avery Dennison Corp.	431	78,390
Graphic Packaging Holding Co.	1,650	24,849
		103,239
Specialty Chemicals - 1.3%
Albemarle Corp.	658	93,068
Axalta Coating Systems Ltd. (a)	1,218	39,354
Eastman Chemical Co.	644	41,106
NewMarket Corp.	47	32,301
RPM International, Inc.	714	74,256
		280,085
Steel - 0.4%
Reliance, Inc.	292	84,350
Total Materials		994,675

Real Estate - 0.8%
Real Estate Services - 0.8%
Jones Lang LaSalle, Inc. (a)	261	87,819
Zillow Group, Inc. - Class A (a)	280	19,104
Zillow Group, Inc. - Class C (a)	924	63,035
Total Real Estate		169,958

Utilities - 2.4%
Electric Utilities - 0.9%
IDACORP, Inc.	304	38,474
OGE Energy Corp.	1,132	48,336
Oklo, Inc. (a)	677	48,582
Pinnacle West Capital Corp.	672	59,606
		194,998

The accompanying notes are an integral part of these financial statements.

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Gas Utilities - 0.4%
National Fuel Gas Co.	499	$39,950
UGI Corp.	1,204	45,066
		85,016
Independent Power Producers & Energy Traders - 0.7%
AES Corp.	3,965	56,858
Talen Energy Corp. (a)	259	97,084
		153,942
Renewable Electricity - 0.1%
Clearway Energy, Inc. - Class A	168	5,278
Clearway Energy, Inc. - Class C	461	15,333
		20,611
Water Utilities - 0.3%
Essential Utilities, Inc.	1,581	60,647
Total Utilities		515,214
TOTAL COMMON STOCKS (Cost $17,237,650)		19,518,414

REAL ESTATE INVESTMENT TRUSTS - 7.0%
Financials - 1.0%
Mortgage REITs - 1.0%
AGNC Investment Corp.	5,734	61,468
Annaly Capital Management, Inc.	3,602	80,541
Rithm Capital Corp.	2,980	32,482
Starwood Property Trust, Inc.	1,960	35,300
Total Financials		209,791

Real Estate - 6.0%
Diversified REITs - 0.4%
WP Carey, Inc.	1,218	78,391

Health Care REITs - 0.6%
Healthpeak Properties, Inc.	3,916	62,969
Omega Healthcare Investors, Inc.	1,634	72,452
		135,421
Hotel & Resort REITs - 0.3%
Host Hotels & Resorts, Inc.	3,811	67,569

Industrial REITs - 1.0%
EastGroup Properties, Inc.	299	53,264
First Industrial Realty Trust, Inc.	746	42,723
Lineage, Inc.	398	13,930
Rexford Industrial Realty, Inc.	1,333	51,614
STAG Industrial, Inc.	1,054	38,745
		200,276
The accompanying notes are an integral part of these financial statements.

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Multi-Family Residential REITs - 0.3%
Camden Property Trust	596	$65,608

Office REITs - 0.4%
BXP, Inc.	891	60,125
Vornado Realty Trust	988	32,880
		93,005
Other Specialized REITs - 0.6%
Gaming and Leisure Properties, Inc.	1,589	71,012
Lamar Advertising Co. - Class A	491	62,151
		133,163
Retail REITs - 1.6%
Agree Realty Corp.	635	45,739
Brixmor Property Group, Inc.	1,718	45,046
Federal Realty Investment Trust	481	48,485
Kimco Realty Corp.	3,756	76,134
NNN REIT, Inc.	1,098	43,514
Regency Centers Corp.	1,014	69,996
		328,914
Self-Storage REITs - 0.2%
CubeSmart	1,279	46,108

Single-Family Residential REITs - 0.6%
American Homes 4 Rent - Class A	1,798	57,716
Equity LifeStyle Properties, Inc.	992	60,125
		117,841
Total Real Estate		1,266,296
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,454,825)		1,476,087

RIGHTS - 0.0% (b)
Sycamore Partners LLC, Expires 08/28/2026, Exercise Price $3.00 (a)(c)	3,622	—
Pharmaceuticals — 0.0%(b)
Sanofi SA, Expires 07/21/2026, Exercise Price $6.00 (a)(c)	353	—
TOTAL RIGHTS (Cost $0)		—

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.4%
First American Government Obligations Fund - Class X, 3.67% (d)	78,562	78,562
TOTAL MONEY MARKET FUNDS (Cost $78,562)		78,562

TOTAL INVESTMENTS - 99.9% (Cost $18,771,037)		$21,073,063
Other Assets in Excess of Liabilities - 0.1%		17,911
TOTAL NET ASSETS - 100.0%		$21,090,974
Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of December 31, 2025.

(d)	The rate shown represents the 7-day annualized yield as of December 31, 2025.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

STRIVE NATURAL RESOURCES AND SECURITY ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.8%
Consumer Staples - 1.0%
Agricultural Products & Services - 1.0%
Darling Ingredients, Inc. (a)	6,580	$236,880
Ingredion, Inc.	2,804	309,169
Total Consumer Staples		546,049

Energy - 24.6%
Coal & Consumable Fuels - 5.2%
Cameco Corp.	21,506	1,969,236
Centrus Energy Corp. - Class A (a)	826	200,520
Energy Fuels, Inc. (a)	11,102	160,801
NexGen Energy Ltd. (a)	28,587	263,053
Uranium Energy Corp. (a)	23,472	274,153
		2,867,763
Integrated Oil & Gas - 11.3%
Chevron Corp.	14,948	2,278,225
Exxon Mobil Corp.	33,156	3,989,993
		6,268,218
Oil & Gas Equipment & Services - 0.8%
SLB Ltd.	11,632	446,436

Oil & Gas Exploration & Production - 3.4%
Canadian Natural Resources Ltd.	15,922	539,298
ConocoPhillips	9,736	911,387
EOG Resources, Inc.	4,249	446,187
		1,896,872
Oil & Gas Refining & Marketing - 1.4%
Marathon Petroleum Corp.	2,366	384,783
Phillips 66	3,137	404,798
		789,581
Oil & Gas Storage & Transportation - 2.5%
Enbridge, Inc.	16,882	807,847
Williams Cos., Inc.	9,485	570,143
		1,377,990
Total Energy		13,646,860

Industrials - 32.7% (b)
Aerospace & Defense - 21.5%
Axon Enterprise, Inc. (a)	666	378,241
Boeing Co. (a)	6,776	1,471,205
BWX Technologies, Inc.	4,504	778,471
General Dynamics Corp.	2,129	716,749
The accompanying notes are an integral part of these financial statements.

STRIVE NATURAL RESOURCES AND SECURITY ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
General Electric Co.	9,061	$2,791,060
Howmet Aerospace, Inc.	3,560	729,871
L3Harris Technologies, Inc.	1,664	488,501
Lockheed Martin Corp.	2,064	998,295
Northrop Grumman Corp.	1,271	724,737
RTX Corp.	11,956	2,192,731
TransDigm Group, Inc.	496	659,606
		11,929,467
Agricultural & Farm Machinery - 11.0%
AGCO Corp.	2,723	284,063
CNH Industrial NV	35,212	324,655
Deere & Co.	11,018	5,129,650
Toro Co.	4,279	336,843
		6,075,211
Heavy Electrical Equipment - 0.2%
NuScale Power Corp. (a)	5,936	84,113
Total Industrials		18,088,791

Materials - 29.4% (b)
Copper - 3.9%
First Quantum Minerals Ltd. (a)	18,933	507,620
Freeport-McMoRan, Inc.	32,410	1,646,104
		2,153,724
Diversified Metals & Mining - 0.9%
Teck Resources Ltd. - Class B	10,912	522,405

Fertilizers & Agricultural Chemicals - 7.6%
CF Industries Holdings, Inc.	7,072	546,949
Corteva, Inc.	29,940	2,006,878
Mosaic Co.	13,938	335,766
Nutrien Ltd.	21,363	1,318,621
		4,208,214
Gold - 17.0%
Agnico Eagle Mines Ltd.	11,421	1,936,798
Barrick Mining Corp.	38,417	1,673,493
Franco-Nevada Corp.	4,354	902,522
Kinross Gold Corp.	27,498	774,524
Newmont Corp.	24,757	2,471,986
Royal Gold, Inc.	1,912	425,019
Wheaton Precious Metals Corp.	10,308	1,211,831
		9,396,173
Total Materials		16,280,516

The accompanying notes are an integral part of these financial statements.

STRIVE NATURAL RESOURCES AND SECURITY ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Utilities - 12.1%
Electric Utilities - 10.6%
Constellation Energy Corp.	15,424	$5,448,836
Oklo, Inc. (a)	5,848	419,653
		5,868,489
Independent Power Producers & Energy Traders - 1.5%
Talen Energy Corp. (a)	2,252	844,140
Total Utilities		6,712,629
TOTAL COMMON STOCKS (Cost $44,689,894)		55,274,845

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.2%
First American Government Obligations Fund - Class X, 3.67% (c)	91,958	91,958
TOTAL MONEY MARKET FUNDS (Cost $91,958)		91,958

TOTAL INVESTMENTS - 100.0% (Cost $44,781,852)		$55,366,803
Other Assets in Excess of Liabilities - 0.0% (d)		16,045
TOTAL NET ASSETS - 100.0%		$55,382,848

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
(d)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 92.4%
Communication Services - 2.7%
Advertising - 0.2%
DoubleVerify Holdings, Inc. (a)	5,231	$59,843
Magnite, Inc. (a)	4,422	71,769
		131,612
Alternative Carriers - 0.7%
Cogent Communications Holdings, Inc.	1,458	31,434
Globalstar, Inc. (a)	1,630	99,495
Iridium Communications, Inc.	2,961	51,462
Lumen Technologies, Inc. (a)	30,254	235,074
		417,465
Broadcasting - 0.4%
Newsmax, Inc. (a)	267	2,064
Nexstar Media Group, Inc.	901	182,948
TEGNA, Inc.	5,101	99,010
		284,022
Interactive Media & Services - 0.7%
Cargurus, Inc. (a)	2,605	99,902
IAC, Inc. (a)	2,177	85,120
Rumble, Inc. (a)	2,940	18,581
TripAdvisor, Inc. (a)	3,537	51,499
Trump Media & Technology Group Corp. (a)	5,148	68,159
Yelp, Inc. (a)	1,984	60,294
ZoomInfo Technologies, Inc. (a)	8,293	84,340
		467,895
Movies & Entertainment - 0.4%
Atlanta Braves Holdings, Inc. - Class A (a)	320	13,597
Atlanta Braves Holdings, Inc. - Class C (a)	1,193	47,064
Cinemark Holdings, Inc.	3,292	76,506
Madison Square Garden Sports Corp. (a)	556	143,809
		280,976
Publishing - 0.1%
John Wiley & Sons, Inc. - Class A	1,222	37,430

Wireless Telecommunication Services - 0.2%
Array Digital Infrastructure, Inc.	500	26,810
Gogo, Inc. (a)	2,345	10,928
Telephone and Data Systems, Inc.	2,834	116,194
		153,932
Total Communication Services		1,773,332

The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Consumer Discretionary - 11.9%
Apparel Retail - 0.6%
Abercrombie & Fitch Co. - Class A (a)	1,492	$187,798
Boot Barn Holdings, Inc. (a)	972	171,529
Buckle, Inc.	1,029	54,969
		414,296
Apparel, Accessories & Luxury Goods - 0.9%
Capri Holdings Ltd. (a)	3,689	90,012
Columbia Sportswear Co.	820	45,174
Kontoor Brands, Inc.	1,749	106,846
PVH Corp.	1,518	101,736
Under Armour, Inc. - Class A (a)	6,056	30,098
Under Armour, Inc. - Class C (a)	3,772	18,106
VF Corp.	12,260	221,661
		613,633
Automobile Manufacturers - 0.3%
Thor Industries, Inc.	1,627	167,044

Automotive Parts & Equipment - 1.7%
Dana, Inc.	4,169	99,056
Dorman Products, Inc. (a)	881	108,531
Garrett Motion, Inc.	4,979	86,784
Gentex Corp.	6,993	162,727
LCI Industries	780	94,645
Lear Corp.	1,760	201,696
Patrick Industries, Inc.	1,026	111,249
QuantumScape Corp. (a)	14,169	147,641
Visteon Corp.	862	81,976
		1,094,305
Automotive Retail - 0.8%
Advance Auto Parts, Inc.	1,902	74,749
Asbury Automotive Group, Inc. (a)	626	145,564
Group 1 Automotive, Inc.	395	155,353
Sonic Automotive, Inc. - Class A	464	28,703
Valvoline, Inc. (a)	4,038	117,344
		521,713
Broadline Retail - 0.5%
Etsy, Inc. (a)	3,000	166,320
Macy's, Inc.	8,264	182,221
		348,541
Casinos & Gaming - 0.6%
Brightstar Lottery PLC	3,224	49,907
Caesars Entertainment, Inc. (a)	6,264	146,515
Penn Entertainment, Inc. (a)	4,789	70,638
The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Rush Street Interactive, Inc. (a)	2,847	$55,317
Sharplink Gaming, Inc. (a)	6,236	55,750
		378,127
Education Services - 0.7%
Adtalem Global Education, Inc. (a)	1,089	112,679
Graham Holdings Co. - Class B	106	116,452
Grand Canyon Education, Inc. (a)	923	153,504
Stride, Inc. (a)	1,398	90,772
		473,407
Footwear - 0.2%
Crocs, Inc. (a)	1,725	147,522

Homebuilding - 1.9%
Cavco Industries, Inc. (a)	256	151,229
Champion Homes, Inc. (a)	1,892	159,874
Dream Finders Homes, Inc. - Class A (a)	905	15,476
Green Brick Partners, Inc. (a)	987	61,845
Installed Building Products, Inc.	765	198,433
KB Home	1,888	106,502
M/I Homes, Inc. (a)	818	104,663
Meritage Homes Corp.	2,224	146,339
Taylor Morrison Home Corp. (a)	3,035	178,671
Tri Pointe Homes, Inc. (a)	2,716	85,473
		1,208,505
Homefurnishing Retail - 0.1%
RH (a)	489	87,604

Hotels, Resorts & Cruise Lines - 0.6%
Choice Hotels International, Inc.	824	78,494
Global Business Travel Group I (a)	5,232	40,025
Hilton Grand Vacations, Inc. (a)	2,390	106,953
Marriott Vacations Worldwide Corp.	1,010	58,267
Travel + Leisure Co.	1,987	140,143
		423,882
Household Appliances - 0.2%
Whirlpool Corp.	1,782	128,554

Housewares & Specialties - 0.1%
Newell Brands, Inc.	13,351	49,666

Leisure Facilities - 0.4%
Six Flags Entertainment Corp. (a)	2,940	45,099
United Parks & Resorts, Inc. (a)	856	31,073
The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Vail Resorts, Inc.	1,180	$156,704
		232,876
Leisure Products - 1.1%
Acushnet Holdings Corp.	880	70,241
Brunswick Corp.	2,070	153,677
Mattel, Inc. (a)	9,851	195,444
Peloton Interactive, Inc. - Class A (a)	13,954	85,957
Polaris, Inc.	1,685	106,576
YETI Holdings, Inc. (a)	2,637	116,476
		728,371
Motorcycle Manufacturers - 0.1%
Harley-Davidson, Inc.	3,874	79,378

Other Specialty Retail - 0.3%
Academy Sports & Outdoors, Inc.	2,108	105,316
Signet Jewelers Ltd.	1,356	112,385
		217,701
Restaurants - 0.3%
Cheesecake Factory, Inc.	1,458	73,600
Shake Shack, Inc. - Class A (a)	1,232	100,001
		173,601
Specialized Consumer Services - 0.4%
Driven Brands Holdings, Inc. (a)	1,937	28,706
Frontdoor, Inc. (a)	2,352	135,687
OneSpaWorld Holdings Ltd.	3,175	65,850
		230,243
Tires & Rubber - 0.1%
Goodyear Tire & Rubber Co. (a)	8,303	72,734
Total Consumer Discretionary		7,791,703

Consumer Staples - 2.1%
Agricultural Products & Services - 0.3%
Darling Ingredients, Inc. (a)	4,758	171,288

Brewers - 0.1%
Boston Beer Co., Inc. - Class A (a)	252	49,173

Consumer Staples Merchandise Retail - 0.1%
PriceSmart, Inc.	817	100,221

Food Distributors - 0.1%
Chefs' Warehouse, Inc. (a)	1,178	73,425

The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Household Products - 0.3%
Central Garden & Pet Co. (a)	254	$8,166
Central Garden & Pet Co. - Class A (a)	1,605	46,850
Reynolds Consumer Products, Inc.	1,752	40,156
WD-40 Co.	428	84,273
		179,445
Packaged Foods & Meats - 1.1%
Cal-Maine Foods, Inc.	1,394	110,920
Flowers Foods, Inc.	6,231	67,793
Freshpet, Inc. (a)	1,544	94,076
J & J Snack Foods Corp.	505	45,637
Marzetti Co.	642	105,558
Post Holdings, Inc. (a)	1,574	155,905
Seaboard Corp.	8	35,558
Simply Good Foods Co. (a)	2,946	59,156
Tootsie Roll Industries, Inc.	548	20,073
		694,676
Personal Care Products - 0.1%
Coty, Inc. - Class A (a)	11,797	36,335
Interparfums, Inc.	581	49,286
		85,621
Soft Drinks & Non-alcoholic Beverages - 0.0%(b)
National Beverage Corp. (a)	804	25,640
Total Consumer Staples		1,379,489

Energy - 4.7%
Coal & Consumable Fuels - 0.7%
Centrus Energy Corp. - Class A (a)	534	129,634
Core Natural Resources, Inc.	1,582	140,023
Uranium Energy Corp. (a)	15,165	177,127
		446,784
Oil & Gas Drilling - 0.6%
Noble Corp. PLC	4,042	114,146
Patterson-UTI Energy, Inc.	12,057	73,669
Transocean Ltd. (a)	31,709	130,958
Valaris Ltd. (a)	1,868	94,147
		412,920
Oil & Gas Equipment & Services - 1.4%
Archrock, Inc.	5,532	143,943
Cactus, Inc. - Class A	2,182	99,674
Kodiak Gas Services, Inc.	2,312	86,469
NOV, Inc.	11,798	184,403
Oceaneering International, Inc. (a)	3,151	75,718
Solaris Energy Infrastructure, Inc. - Class A	1,499	68,909
The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Tidewater, Inc. (a)	1,356	$68,491
Weatherford International PLC	2,259	176,789
		904,396
Oil & Gas Exploration & Production - 1.5%
California Resources Corp.	2,235	99,927
Civitas Resources, Inc.	2,943	79,726
CNX Resources Corp. (a)	4,267	156,898
Comstock Resources, Inc. (a)	2,505	58,066
Crescent Energy Co. - Class A	8,591	72,078
Gulfport Energy Corp. (a)	436	90,684
Magnolia Oil & Gas Corp. - Class A	5,839	127,816
Murphy Oil Corp.	4,313	134,781
Northern Oil & Gas, Inc.	3,081	66,149
Sable Offshore Corp. (a)	2,390	21,558
SM Energy Co.	3,605	67,413
		975,096
Oil & Gas Refining & Marketing - 0.1%
CVR Energy, Inc. (a)	964	24,524
PBF Energy, Inc. - Class A	2,641	71,624
		96,148
Oil & Gas Storage & Transportation - 0.4%
Excelerate Energy, Inc. - Class A	771	21,627
Golar LNG Ltd.	3,096	115,202
NextDecade Corp. (a)	5,712	30,102
Scorpio Tankers, Inc.	1,407	71,518
		238,449
Total Energy		3,073,793

Financials - 18.2%
Asset Management & Custody Banks - 1.0%
Affiliated Managers Group, Inc.	862	248,497
Artisan Partners Asset Management, Inc. - Class A	2,203	89,750
Cohen & Steers, Inc.	881	55,309
Federated Hermes, Inc.	2,446	127,363
GCM Grosvenor, Inc. - Class A	2,264	25,629
Victory Capital Holdings, Inc. - Class A	1,796	113,310
		659,858
Commercial & Residential Mortgage Finance - 1.3%
Enact Holdings, Inc.	935	37,063
Essent Group Ltd.	3,038	197,500
MGIC Investment Corp.	7,042	205,767
NMI Holdings, Inc. - Class A (a)	2,430	99,120
PennyMac Financial Services, Inc.	897	118,261
Radian Group, Inc.	4,257	153,209
The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Walker & Dunlop, Inc.	1,031	$62,015
		872,935
Consumer Finance - 1.0%
Bread Financial Holdings, Inc.	1,455	107,714
Credit Acceptance Corp. (a)	152	67,406
Dave, Inc. (a)	355	78,600
Enova International, Inc. (a)	756	118,843
FirstCash Holdings, Inc.	1,234	196,675
Nelnet, Inc. - Class A	558	74,192
		643,430
Diversified Financial Services - 0.3%
Jackson Financial, Inc. - Class A	2,178	232,284

Insurance Brokers - 0.2%
Baldwin Insurance Group, Inc. - Class A (a)	2,213	53,178
Goosehead Insurance, Inc. - Class A	780	57,447
Hagerty, Inc. - Class A (a)	834	11,209
		121,834
Investment Banking & Brokerage - 1.2%
BGC Group, Inc. - Class A	11,979	106,973
Lazard, Inc.	3,674	178,409
Moelis & Co. - Class A	2,358	162,089
Piper Sandler Cos.	547	185,821
StoneX Group, Inc. (a)	1,491	141,839
		775,131
Life & Health Insurance - 1.1%
Brighthouse Financial, Inc. (a)	1,822	118,047
CNO Financial Group, Inc.	3,090	131,232
F&G Annuities & Life, Inc.	604	18,634
Genworth Financial, Inc. - Class A (a)	13,022	117,589
Lincoln National Corp.	6,001	267,225
Oscar Health, Inc. - Class A (a)	6,571	94,425
		747,152
Property & Casualty Insurance - 2.1%
Assured Guaranty Ltd.	1,477	132,738
First American Financial Corp.	3,231	198,513
Hamilton Insurance Group Ltd. - Class B (a)	1,520	42,408
Hanover Insurance Group, Inc.	1,025	187,339
Kemper Corp.	1,954	79,215
Mercury General Corp.	853	80,233
Palomar Holdings, Inc. (a)	836	112,659
RLI Corp.	2,949	188,677
Selective Insurance Group, Inc.	1,916	160,312
The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
White Mountains Insurance Group Ltd.	79	$164,165
		1,346,259
Regional Banks - 8.8%
Ameris Bancorp	2,090	155,224
Associated Banc-Corp.	5,191	133,720
Atlantic Union Bankshares Corp.	4,510	159,203
Axos Financial, Inc. (a)	1,730	149,057
Banc of California, Inc.	4,060	78,317
BancFirst Corp.	595	63,082
Bancorp, Inc. (a)	1,407	95,001
Bank of Hawaii Corp.	1,253	85,668
Bank OZK	3,438	158,217
BankUnited, Inc.	2,395	106,745
Banner Corp.	1,082	67,798
Cathay General Bancorp	2,144	103,748
Columbia Banking System, Inc.	9,715	271,534
Community Financial System, Inc.	1,676	96,269
Customers Bancorp, Inc. (a)	1,080	78,970
CVB Financial Corp.	4,155	77,283
Eastern Bankshares, Inc.	6,974	128,531
Enterprise Financial Services Corp.	1,135	61,290
FB Financial Corp.	1,340	74,772
First Bancorp	1,295	65,773
First BanCorp	5,073	105,163
First Financial Bancorp	2,920	73,058
First Financial Bankshares, Inc.	3,877	115,806
First Hawaiian, Inc.	4,009	101,428
First Interstate BancSystem, Inc. - Class A	2,769	95,807
First Merchants Corp.	1,824	68,364
Flagstar Bank NA	10,838	136,450
FNB Corp.	11,304	193,298
Fulton Financial Corp.	5,771	111,553
Glacier Bancorp, Inc.	4,307	189,723
Hancock Whitney Corp.	2,680	170,662
Home BancShares, Inc.	5,865	162,930
Independent Bank Corp.	1,571	114,809
International Bancshares Corp.	1,813	120,456
NBT Bancorp, Inc.	1,630	67,678
Park National Corp.	471	71,677
Provident Financial Services, Inc.	4,055	80,086
Renasant Corp.	2,989	105,273
Seacoast Banking Corp. of Florida	3,187	100,136
ServisFirst Bancshares, Inc.	1,611	115,654
Simmons First National Corp. - Class A	4,418	83,279
The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Stock Yards Bancorp, Inc.	920	$59,754
Texas Capital Bancshares, Inc. (a)	1,443	130,649
TFS Financial Corp.	1,898	25,395
Towne Bank	2,580	86,095
Trustmark Corp.	1,769	68,903
United Bankshares, Inc.	4,459	171,226
United Community Banks, Inc.	3,875	120,977
Valley National Bancorp	15,380	179,638
WaFd, Inc.	2,531	81,068
WesBanco, Inc.	2,998	99,654
WSFS Financial Corp.	1,802	99,542
		5,716,393
Reinsurance - 0.1%
SiriusPoint Ltd. (a)	3,298	72,193

Transaction & Payment Processing Services - 1.1%
Euronet Worldwide, Inc. (a)	1,274	96,964
EVERTEC, Inc.	2,015	58,616
Marqeta, Inc. - Class A (a)	13,299	63,170
Paymentus Holdings, Inc. - Class A (a)	1,359	42,931
Payoneer Global, Inc. (a)	11,291	63,455
Remitly Global, Inc. (a)	5,300	73,140
Sezzle, Inc. (a)	519	32,944
Western Union Co.	10,286	95,763
WEX, Inc. (a)	1,125	167,603
		694,586
Total Financials		11,882,055

Health Care - 13.6%
Biotechnology - 6.7%
ACADIA Pharmaceuticals, Inc. (a)	3,973	106,119
ADMA Biologics, Inc. (a)	7,409	135,140
Agios Pharmaceuticals, Inc. (a)	1,830	49,813
Alkermes PLC (a)	5,219	146,028
Alvotech SA (a)	3,704	19,001
Apellis Pharmaceuticals, Inc. (a)	3,460	86,915
Apogee Therapeutics, Inc. (a)	1,537	116,013
Arcellx, Inc. (a)	1,729	112,731
Arrowhead Pharmaceuticals, Inc. (a)	4,223	280,365
Avidity Biosciences, Inc. (a)	4,196	302,657
Catalyst Pharmaceuticals, Inc. (a)	3,677	85,821
CG oncology, Inc. (a)	1,981	82,251
CRISPR Therapeutics AG (a)	2,835	148,667
Cytokinetics, Inc. (a)	3,794	241,071
The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Disc Medicine, Inc. (a)	848	$67,340
Ideaya Biosciences, Inc. (a)	2,712	93,754
ImmunityBio, Inc. (a)	13,965	27,651
Immunovant, Inc. (a)	2,209	56,153
Kiniksa Pharmaceuticals International PLC (a)	1,243	51,274
Krystal Biotech, Inc. (a)	858	211,531
Kymera Therapeutics, Inc. (a)	1,893	147,294
Mirum Pharmaceuticals, Inc. (a)	1,342	106,004
MoonLake Immunotherapeutics (a)	1,189	15,671
Newamsterdam Pharma Co. NV (a)	2,428	85,174
Nuvalent, Inc. - Class A (a)	1,483	149,175
Protagonist Therapeutics, Inc. (a)	1,961	171,274
PTC Therapeutics, Inc. (a)	2,504	190,204
Recursion Pharmaceuticals, Inc. - Class A (a)	13,098	53,571
Rhythm Pharmaceuticals, Inc. (a)	2,167	231,956
Scholar Rock Holding Corp. (a)	2,579	113,605
Soleno Therapeutics, Inc. (a)	1,495	69,218
TG Therapeutics, Inc. (a)	4,602	137,186
Twist Bioscience Corp. (a)	1,834	58,174
Ultragenyx Pharmaceutical, Inc. (a)	2,871	66,033
Vaxcyte, Inc. (a)	4,248	196,003
Vericel Corp. (a)	1,601	57,652
Viking Therapeutics, Inc. (a)	3,723	130,975
		4,399,464
Health Care Equipment - 1.7%
Envista Holdings Corp. (a)	5,265	114,303
Glaukos Corp. (a)	1,769	199,738
Inspire Medical Systems, Inc. (a)	933	86,050
Integer Holdings Corp. (a)	1,111	87,136
iRhythm Technologies, Inc. (a)	1,039	184,360
LivaNova PLC (a)	1,739	107,001
PROCEPT BioRobotics Corp. (a)	1,669	52,507
Teleflex, Inc.	1,464	178,666
TransMedics Group, Inc. (a)	1,049	127,611
		1,137,372
Health Care Facilities - 0.2%
Acadia Healthcare Co., Inc. (a)	2,860	40,584
Concentra Group Holdings Parent, Inc.	3,976	78,248
Surgery Partners, Inc. (a)	2,452	37,883
		156,715
Health Care Services - 2.0%
BrightSpring Health Services, Inc. (a)	3,697	138,453
Chemed Corp.	476	203,661
CorVel Corp. (a)	926	62,663
The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
GeneDx Holdings Corp. (a)	563	$73,224
Guardant Health, Inc. (a)	3,937	402,125
Option Care Health, Inc. (a)	5,191	165,385
Privia Health Group, Inc. (a)	3,520	83,459
RadNet, Inc. (a)	2,218	158,254
		1,287,224
Health Care Supplies - 1.0%
Dentsply Sirona, Inc.	6,329	72,341
Haemonetics Corp. (a)	1,520	121,828
ICU Medical, Inc. (a)	833	118,844
Lantheus Holdings, Inc. (a)	2,171	144,480
Merit Medical Systems, Inc. (a)	1,853	163,323
		620,816
Health Care Technology - 0.2%
Waystar Holding Corp. (a)	3,778	123,730

Life Sciences Tools & Services - 0.4%
Bruker Corp.	3,309	155,887
Sotera Health Co. (a)	5,532	97,584
		253,471
Managed Health Care - 0.2%
Alignment Healthcare, Inc. (a)	5,085	100,429

Pharmaceuticals - 1.2%
Amneal Pharmaceuticals, Inc. (a)	5,382	67,813
Axsome Therapeutics, Inc. (a)	1,302	237,797
Crinetics Pharmaceuticals, Inc. (a)	2,941	136,904
Ligand Pharmaceuticals, Inc. (a)	602	113,820
Organon & Co.	8,327	59,705
Perrigo Co. PLC	4,399	61,234
Prestige Consumer Healthcare, Inc. (a)	1,561	96,298
		773,571
Total Health Care		8,852,792

Industrials - 14.2%
Aerospace & Defense - 0.9%
AAR Corp. (a)	1,228	101,666
Boeing Co. (a)	0(c)	47
Hexcel Corp.	2,531	187,041
Intuitive Machines, Inc. (a)	3,227	52,374
Mercury Systems, Inc. (a)	1,668	121,780
VSE Corp.	688	118,866
		581,774

The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Agricultural & Farm Machinery - 0.1%
Alamo Group, Inc.	326	$54,726

Air Freight & Logistics - 0.4%
GXO Logistics, Inc. (a)	3,601	189,557
Hub Group, Inc. - Class A	1,869	79,638
		269,195
Building Products - 1.6%
AZZ, Inc.	938	100,535
CSW Industrials, Inc.	532	156,158
Griffon Corp.	1,398	102,963
Hayward Holdings, Inc. (a)	6,749	104,272
Modine Manufacturing Co. (a)	1,691	225,765
Resideo Technologies, Inc. (a)	4,329	152,034
Tecnoglass, Inc.	967	48,659
UFP Industries, Inc.	1,832	166,804
		1,057,190
Cargo Ground Transportation - 0.4%
Landstar System, Inc.	1,095	157,352
RXO, Inc. (a)	5,163	65,260
Schneider National, Inc. - Class B	1,425	37,805
		260,417
Commercial Printing - 0.2%
Brady Corp. - Class A	1,352	105,956

Construction & Engineering - 2.0%
Arcosa, Inc.	1,614	171,600
Argan, Inc.	414	129,715
Construction Partners, Inc. - Class A (a)	1,492	161,957
Everus Construction Group, Inc. (a)	1,630	139,463
Granite Construction, Inc.	1,394	160,798
MYR Group, Inc. (a)	484	105,754
Primoris Services Corp.	1,695	210,417
Tutor Perini Corp.	1,420	95,168
WillScot Holdings Corp.	5,702	107,369
		1,282,241
Construction Machinery & Heavy Transportation Equipment - 0.5%
Atmus Filtration Technologies, Inc.	2,639	136,991
REV Group, Inc.	1,502	91,337
Terex Corp.	2,017	107,667
		335,995
Data Processing & Outsourced Services - 0.5%
Concentrix Corp.	1,687	70,145
Maximus, Inc.	1,783	153,909
The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Verra Mobility Corp. (a)	4,884	$109,450
		333,504
Diversified Support Services - 0.4%
ACV Auctions, Inc. - Class A (a)	5,314	42,618
OPENLANE, Inc. (a)	3,382	100,716
UniFirst Corp./MA	475	91,628
		234,962
Electrical Components & Equipment - 1.1%
Atkore, Inc.	1,066	67,425
EnerSys	1,175	172,431
Enovix Corp. (a)	5,169	37,785
Powell Industries, Inc.	305	97,228
Sensata Technologies Holding PLC	4,625	153,966
Sunrun, Inc. (a)	7,104	130,714
Vicor Corp. (a)	741	81,214
		740,763
Environmental & Facilities Services - 0.1%
ABM Industries, Inc.	1,967	83,204

Human Resource & Employment Services - 0.5%
Alight, Inc. - Class A	13,583	26,487
First Advantage Corp. (a)	2,632	38,243
Insperity, Inc.	1,109	42,940
Korn Ferry	1,640	108,273
Robert Half, Inc.	3,176	86,260
TriNet Group, Inc.	944	55,819
		358,022
Industrial Machinery & Supplies & Components - 1.5%
Albany International Corp. - Class A	958	48,571
Enerpac Tool Group Corp.	1,709	65,352
Enpro, Inc.	665	142,396
ESCO Technologies, Inc.	815	159,243
Franklin Electric Co., Inc.	1,260	120,368
Kadant, Inc.	373	106,312
Mueller Water Products, Inc. - Class A	4,965	118,266
Timken Co.	2,051	172,551
Worthington Enterprises, Inc.	989	51,003
		984,062
Marine Transportation - 0.2%
Matson, Inc.	1,024	126,515

Office Services & Supplies - 0.2%
HNI Corp.	2,080	87,443
The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Pitney Bowes, Inc.	5,182	$54,774
		142,217
Passenger Airlines - 0.2%
Alaska Air Group, Inc. (a)	925	46,527
Copa Holdings SA - Class A	243	29,308
SkyWest, Inc. (a)	326	32,734
		108,569
Passenger Ground Transportation - 0.5%
Avis Budget Group, Inc. (a)	516	66,213
Lyft, Inc. - Class A (a)	12,090	234,183
		300,396
Research & Consulting Services - 1.5%
Amentum Holdings, Inc. (a)	4,926	142,854
CBIZ, Inc. (a)	1,645	82,990
Clarivate PLC (a)	12,606	42,104
Exponent, Inc.	1,611	111,900
FTI Consulting, Inc. (a)	966	165,022
Huron Consulting Group, Inc. (a)	540	93,371
KBR, Inc.	4,061	163,252
Science Applications International Corp.	1,484	149,380
		950,873
Security & Alarm Services - 0.2%
Brink's Co.	1,307	152,566

Trading Companies & Distributors - 1.2%
Boise Cascade Co.	1,190	87,584
GATX Corp.	1,166	197,754
Herc Holdings, Inc.	1,042	154,612
McGrath RentCorp	802	84,154
MSC Industrial Direct Co., Inc. - Class A	1,490	125,309
Rush Enterprises, Inc. - Class A	1,931	104,158
Rush Enterprises, Inc. - Class B	223	12,546
		766,117
Total Industrials		9,229,264

Information Technology - 15.2%
Application Software - 5.1%
ACI Worldwide, Inc. (a)	3,316	158,538
Agilysys, Inc. (a)	812	96,498
Alarm.com Holdings, Inc. (a)	1,510	77,040
Alkami Technology, Inc. (a)	2,095	48,332
Asana, Inc. - Class A (a)	2,889	39,608
AvePoint, Inc. (a)	4,824	67,005
BILL Holdings, Inc. (a)	2,841	154,948
The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Bitdeer Technologies Group (a)	3,076	$34,482
Blackbaud, Inc. (a)	1,527	96,690
BlackLine, Inc. (a)	1,819	100,572
Box, Inc. - Class A (a)	4,466	133,578
Braze, Inc. - Class A (a)	2,554	87,577
C3.ai, Inc. - Class A (a)	4,521	60,943
Cleanspark, Inc. (a)	8,774	88,793
Clear Secure, Inc. - Class A	2,684	94,155
Clearwater Analytics Holdings, Inc. - Class A (a)	8,958	216,067
Core Scientific, Inc. (a)	9,429	137,286
Five9, Inc. (a)	2,378	47,679
Freshworks, Inc. - Class A (a)	7,202	88,224
Intapp, Inc. (a)	1,791	82,064
Life360, Inc. (a)	2,385	152,974
LiveRamp Holdings, Inc. (a)	2,038	59,856
MARA Holdings, Inc. (a)	11,459	102,902
nCino, Inc. (a)	3,342	85,689
Pagaya Technologies Ltd. - Class A (a)	2,005	41,904
PAR Technology Corp. (a)	1,272	46,148
Q2 Holdings, Inc. (a)	1,904	137,393
RingCentral, Inc. - Class A (a)	2,473	71,420
Riot Platforms, Inc. (a)	10,595	134,239
SoundHound AI, Inc. - Class A (a)	11,619	115,841
Sprinklr, Inc. - Class A (a)	4,941	38,441
SPS Commerce, Inc. (a)	1,204	107,313
Vertex, Inc. - Class A (a)	2,097	41,877
Workiva, Inc. (a)	1,590	137,137
Zeta Global Holdings Corp. - Class A (a)	5,896	119,984
		3,303,197
Communications Equipment - 0.7%
Calix, Inc. (a)	1,892	100,144
Extreme Networks, Inc. (a)	4,154	69,164
Viasat, Inc. (a)	3,997	137,737
Viavi Solutions, Inc. (a)	7,059	125,791
		432,836
Electronic Components - 0.3%
Belden, Inc.	1,249	145,571
Vishay Intertechnology, Inc.	3,910	56,656
		202,227
Electronic Equipment & Instruments - 2.3%
Advanced Energy Industries, Inc.	1,193	249,778
Badger Meter, Inc.	941	164,120
Cognex Corp.	5,527	198,861
Crane NXT Co.	1,562	73,523
The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Mirion Technologies, Inc. (a)	7,616	$178,367
Novanta, Inc. (a)	1,145	136,244
OSI Systems, Inc. (a)	508	129,571
Ralliant Corp.	3,630	184,803
Vontier Corp.	4,656	173,110
		1,488,377
Electronic Manufacturing Services - 1.0%
IPG Photonics Corp. (a)	775	55,490
Plexus Corp. (a)	854	125,538
Sanmina Corp. (a)	1,641	246,265
TTM Technologies, Inc. (a)	3,175	219,075
		646,368
Internet Services & Infrastructure - 0.4%
Applied Digital Corp. (a)	7,813	191,575
DigitalOcean Holdings, Inc. (a)	2,197	105,720
		297,295
IT Consulting & Other Services - 0.4%
ASGN, Inc. (a)	1,351	65,078
DXC Technology Co. (a)	5,731	83,959
Globant SA (a)	1,385	90,537
		239,574
Semiconductor Materials & Equipment - 1.2%
ACM Research, Inc. - Class A (a)	1,609	63,475
Amkor Technology, Inc.	3,714	146,629
Axcelis Technologies, Inc. (a)	1,009	81,063
Enphase Energy, Inc. (a)	4,060	130,123
FormFactor, Inc. (a)	2,452	136,772
Onto Innovation, Inc. (a)	1,551	244,841
		802,903
Semiconductors - 2.3%
Ambarella, Inc. (a)	1,302	92,234
Cirrus Logic, Inc. (a)	1,692	200,502
Diodes, Inc. (a)	1,441	71,099
Impinj, Inc. (a)	920	160,089
Power Integrations, Inc.	1,769	62,870
Rigetti Computing, Inc. (a)	10,251	227,060
Semtech Corp. (a)	2,750	202,648
Silicon Laboratories, Inc. (a)	1,019	133,183
SiTime Corp. (a)	668	235,931
Synaptics, Inc. (a)	1,203	89,046
		1,474,662
Systems Software - 1.0%
Appian Corp. - Class A (a)	1,303	46,152
JFrog Ltd. (a)	3,179	198,560
The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Onestream, Inc. (a)	2,688	$49,405
Progress Software Corp. (a)	1,358	58,340
Qualys, Inc. (a)	1,151	152,968
Tenable Holdings, Inc. (a)	3,853	90,661
Teradata Corp. (a)	2,983	90,803
		686,889
Technology Distributors - 0.3%
Avnet, Inc.	2,669	128,325
Insight Enterprises, Inc. (a)	1,012	82,448
		210,773
Technology Hardware, Storage & Peripherals - 0.2%
Diebold Nixdorf, Inc. (a)	795	53,973
Quantum Computing, Inc. (a)	5,229	53,649
		107,622
Total Information Technology		9,892,723

Materials - 5.6%
Aluminum - 0.1%
Constellium SE (a)	4,491	84,655

Commodity Chemicals - 0.5%
Cabot Corp.	1,699	112,610
Hawkins, Inc.	610	86,656
Olin Corp.	3,666	76,363
PureCycle Technologies, Inc. (a)	5,161	44,333
		319,962
Construction Materials - 0.3%
Knife River Corp. (a)	1,913	134,579
United States Lime & Minerals, Inc.	347	41,550
		176,129
Diversified Metals & Mining - 0.1%
Materion Corp.	648	80,560

Fertilizers & Agricultural Chemicals - 0.2%
FMC Corp.	3,900	54,093
Scotts Miracle-Gro Co.	1,362	79,473
		133,566
Gold - 0.5%
Coeur Mining, Inc. (a)	17,963	320,280

Metal, Glass & Plastic Containers - 0.3%
Ardagh Metal Packaging SA	4,604	18,876
Greif, Inc. - Class A	828	56,056
Greif, Inc. - Class B	192	14,341
The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Silgan Holdings, Inc.	2,831	$114,287
		203,560
Paper & Plastic Packaging Products & Materials - 0.5%
Sealed Air Corp.	4,685	194,100
Sonoco Products Co.	3,136	136,855
		330,955
Silver - 0.6%
Hecla Mining Co.	20,417	391,802

Specialty Chemicals - 1.6%
Ashland, Inc.	1,451	85,130
Avient Corp.	2,881	90,002
Balchem Corp.	1,039	159,341
Celanese Corp.	3,500	147,980
Element Solutions, Inc.	7,541	188,450
HB Fuller Co.	1,721	102,331
Perimeter Solutions, Inc. (a)	4,466	122,949
Sensient Technologies Corp.	1,342	126,081
		1,022,264
Steel - 0.9%
Cleveland-Cliffs, Inc. (a)	15,561	206,650
Commercial Metals Co.	3,500	242,270
Warrior Met Coal, Inc.	1,654	145,833
		594,753
Total Materials		3,658,486

Real Estate - 0.9%
Diversified Real Estate Activities - 0.1%
St Joe Co.	1,391	82,584

Real Estate Development - 0.1%
Howard Hughes Holdings, Inc. (a)	988	78,813

Real Estate Operating Companies - 0.1%
Landbridge Co. LLC - Class A	738	36,154

Real Estate Services - 0.6%
Compass, Inc. - Class A (a)	16,388	173,221
Cushman & Wakefield Ltd. (a)	7,325	118,592
Newmark Group, Inc. - Class A	4,728	81,983
		373,796
Total Real Estate		571,347

The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Utilities - 3.3%
Electric Utilities - 0.8%
MGE Energy, Inc.	1,169	$91,673
Otter Tail Corp.	1,316	106,346
Portland General Electric Co.	3,501	168,013
TXNM Energy, Inc.	3,331	196,129
		562,161
Gas Utilities - 1.3%
Chesapeake Utilities Corp.	731	91,200
MDU Resources Group, Inc.	6,457	126,041
New Jersey Resources Corp.	3,203	147,722
ONE Gas, Inc.	1,982	153,109
Southwest Gas Holdings, Inc.	2,178	174,284
Spire, Inc.	1,809	149,604
		841,960
Multi-Utilities - 0.6%
Avista Corp.	2,565	98,855
Black Hills Corp.	2,315	160,707
Northwestern Energy Group, Inc.	1,946	125,595
		385,157
Renewable Electricity - 0.3%
Ormat Technologies, Inc.	1,871	206,689

Water Utilities - 0.3%
American States Water Co.	1,225	88,788
California Water Service Group	1,899	82,284
		171,072
Total Utilities		2,167,039
TOTAL COMMON STOCKS (Cost $54,149,797)		60,272,023

REAL ESTATE INVESTMENT TRUSTS - 7.2%
Financials - 0.2%
Mortgage REITs - 0.2%
Arbor Realty Trust, Inc.	5,820	45,163
Blackstone Mortgage Trust, Inc. - Class A	5,148	98,481
Total Financials		143,644

Industrials - 0.2%
Security & Alarm Services - 0.2%
CoreCivic, Inc. (a)	3,405	65,070
GEO Group, Inc. (a)	4,316	69,574
Total Industrials		134,644

The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Real Estate - 6.8%
Diversified REITs - 0.4%
Broadstone Net Lease, Inc.	5,927	$102,952
Essential Properties Realty Trust, Inc.	6,293	186,650
		289,602
Health Care REITs - 1.6%
American Healthcare REIT, Inc.	5,227	245,983
CareTrust REIT, Inc.	7,003	253,229
Healthcare Realty Trust, Inc.	11,520	195,264
Medical Properties Trust, Inc.	14,774	73,870
National Health Investors, Inc.	1,430	109,209
Sabra Health Care REIT, Inc.	7,510	142,239
		1,019,794
Hotel & Resort REITs - 0.5%
Apple Hospitality REIT, Inc.	6,790	80,461
Park Hotels & Resorts, Inc.	5,914	61,860
Ryman Hospitality Properties, Inc.	1,996	188,862
		331,183
Industrial REITs - 0.6%
Americold Realty Trust, Inc.	9,135	117,476
LXP Industrial Trust	1,845	91,475
Terreno Realty Corp.	3,235	189,927
		398,878
Multi-Family Residential REITs - 0.2%
Independence Realty Trust, Inc.	7,448	130,191

Office REITs - 1.0%
COPT Defense Properties	3,614	100,469
Cousins Properties, Inc.	5,352	137,974
Douglas Emmett, Inc.	5,217	57,335
Highwoods Properties, Inc.	3,449	89,053
Kilroy Realty Corp.	3,759	140,474
SL Green Realty Corp.	2,280	104,584
		629,889
Other Specialized REITs - 0.7%
EPR Properties	2,390	119,261
Four Corners Property Trust, Inc.	3,184	73,423
Millrose Properties, Inc.	3,851	115,030
Outfront Media, Inc. (a)	5,231	126,067
		433,781
Retail REITs - 1.4%
Acadia Realty Trust	4,185	85,960
Curbline Properties Corp.	3,072	71,301
InvenTrust Properties Corp.	2,476	69,848
Kite Realty Group Trust	7,013	168,102
The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Macerich Co.	8,063	$148,843
Phillips Edison & Co., Inc.	4,014	142,778
Tanger, Inc.	3,547	118,363
Urban Edge Properties	4,040	77,528
		882,723
Self-Storage REITs - 0.1%
National Storage Affiliates Trust	2,264	63,867

Timber REITs - 0.3%
PotlatchDeltic Corp.	2,461	97,899
Rayonier, Inc.	5,556	120,292
		218,191
Total Real Estate		4,398,099
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,546,278)		4,676,387

RIGHTS - 0.0% (b)
Pharmaceuticals - 0.0%(b)
Novo Nordisk AS, Exercise Price $0.00 (a)(d)	2,475	—
Pfizer, Inc., Expires 11/16/2026, Exercise Price $20.65 (a)(d)	2,014	—
TOTAL RIGHTS (Cost $0)		—

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.3%
First American Government Obligations Fund - Class X, 3.67% (e)	212,973	212,973
TOTAL MONEY MARKET FUNDS (Cost $212,973)		212,973

TOTAL INVESTMENTS - 99.9% (Cost $58,909,048)		$65,161,383
Other Assets in Excess of Liabilities - 0.1%		57,660
TOTAL NET ASSETS - 100.0%		$65,219,043
Percentages are stated as a percent of net assets.

LLC - Limited Liability Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	Rounds to zero.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of December 31, 2025.

(e)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.
The accompanying notes are an integral part of these financial statements.

STRIVE TOTAL RETURN BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Par	Value
MORTGAGE-BACKED SECURITIES - 36.8%
Federal Home Loan Mortgage Corp.
Pool QF3730, 5.00%, 11/01/2052	$740,178	$743,478
Pool QF5342, 4.00%, 12/01/2052	1,366,629	1,296,741
Pool QJ0225, 6.00%, 07/01/2054	1,119,720	1,155,797
Pool QJ7711, 5.00%, 11/01/2054	888,589	887,750
Pool QX1669, 5.00%, 12/01/2054	898,490	906,065
Pool SD1961, 5.50%, 12/01/2052	331,760	336,501
Pool SD2500, 5.00%, 03/01/2053	837,948	836,109
Pool SD8134, 2.00%, 03/01/2051	1,373,394	1,114,319
Pool SD8256, 4.00%, 10/01/2052	1,796,009	1,712,021
Pool SD8322, 4.50%, 05/01/2053	837,840	818,100
Pool SD8325, 6.00%, 05/01/2053	805,805	828,999
Pool SD8384, 6.00%, 12/01/2053	1,628,081	1,676,468
Pool SL0079, 5.00%, 02/01/2055	951,308	951,928
Pool SL0741, 6.00%, 02/01/2055	852,422	878,875
Federal National Mortgage Association
Pool BT0240, 2.00%, 09/01/2051	1,470,341	1,195,734
Pool CB4379, 4.00%, 08/01/2052	2,160,953	2,055,170
Pool DB6624, 5.50%, 06/01/2054	601,147	616,477
Pool DC9709, 6.00%, 01/01/2055	428,342	441,742
Pool FA0516, 5.00%, 02/01/2055	957,036	957,329
Pool FA1342, 5.00%, 03/01/2054	3,247,630	3,254,713
Pool FA2387, 4.50%, 06/01/2053	3,355,927	3,292,590
Pool FS4932, 6.00%, 06/01/2053	613,050	632,994
Pool FS5635, 4.00%, 11/01/2052	1,713,569	1,625,938
Pool FS8417, 4.00%, 10/01/2052	991,640	947,746
Pool FS9287, 5.50%, 09/01/2054	957,177	972,651
Pool MA4437, 2.00%, 10/01/2051	2,549,491	2,078,118
Pool MA4919, 5.50%, 02/01/2053	792,168	803,489
Pool MA5008, 4.50%, 05/01/2053	1,251,450	1,221,965
Pool MA5039, 5.50%, 06/01/2053	835,235	849,781
Pool MA5109, 6.50%, 08/01/2053	264,817	276,081
Pool MA5165, 5.50%, 10/01/2053	776,043	790,286
Pool MA5215, 5.50%, 12/01/2053	2,445,900	2,486,969
Pool MB0302, 5.50%, 02/01/2055	884,593	897,234
Ginnie Mae II Pool
Pool MA8493, 6.50%, 12/20/2052	81,082	83,822
Pool MA8570, 5.50%, 01/20/2053	654,132	660,618
Pool MA8727, 6.00%, 03/20/2053	833,551	849,729
Pool MA8800, 5.00%, 04/20/2053	391,056	392,154
Pool MA8801, 5.50%, 04/20/2053	762,906	771,425
Pool MA8877, 4.50%, 05/20/2053	1,260,869	1,228,797
Pool MA8880, 6.00%, 05/20/2053	563,327	574,260
The accompanying notes are an integral part of these financial statements.

STRIVE TOTAL RETURN BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Par	Value
Pool MA9018, 6.00%, 07/20/2053	$289,147	$294,759
Pool MA9166, 3.00%, 09/20/2053	157,221	142,082
TOTAL MORTGAGE-BACKED SECURITIES (Cost $43,798,419)		44,537,804

ASSET-BACKED SECURITIES - 15.7%
Affirm, Inc., Series 2024-A, Class D, 6.89%, 02/15/2029 (a)	200,000	200,433
American Credit Acceptance Receivables Trust, Series 2023-1, Class D, 6.35%, 04/12/2029 (a)	250,000	252,141
American Heritage Auto Receivables Trust, Series 2024-1A, Class D, 6.34%, 01/18/2033 (a)	250,000	256,983
Arivo Acceptance Auto Loan Receivables Trust, Series 2025-1A, Class D, 5.82%, 01/15/2032 (a)	500,000	499,645
Avis Budget Car Rental LLC, Series 2025-2A, Class C, 6.24%, 08/20/2031 (a)	1,000,000	1,038,387
Carvana Auto Receivables Trust
Series 2023-P4, Class D, 7.37%, 10/10/2030 (a)	1,000,000	1,066,375
Series 2023-P5, Class D, 7.18%, 12/10/2030 (a)	1,000,000	1,063,084
Exeter Automobile Receivables Trust, Series 2025-5A, Class D, 5.16%, 03/15/2032	1,000,000	1,007,882
FHF Trust
Series 2024-2A, Class D, 7.15%, 09/15/2031 (a)	500,000	491,357
Series 2024-3A, Class D, 6.01%, 12/15/2031 (a)	500,000	473,346
FIGRE Trust 2024-HE1, Series 2024-HE1, Class B, 6.51%, 03/25/2054 (a)(b)	644,268	665,179
FREED ABS Trust, Series 2022-4FP, Class D, 7.40%, 12/18/2029 (a)	71,581	71,922
GLS Auto Select Receivables Trust, Series 2024-2A, Class D, 6.37%, 08/15/2031 (a)	1,000,000	1,034,346
GoodLeap Sustainable Home Solutions Trust, Series 2022-1GS, Class A, 2.70%, 01/20/2049 (a)	118,811	103,519
GreenSky LLC, Series 2024-2, Class D, 6.43%, 10/27/2059 (a)	966,443	986,052
Hertz Corp.
Series 2023-4A, Class C, 7.51%, 03/25/2030 (a)	500,000	527,491
Series 2025-6A, Class A, 4.89%, 05/25/2032 (a)	1,000,000	1,006,606
Mariner Finance Issuance Trust, Series 2024-BA, Class D, 6.36%, 11/20/2038 (a)	538,000	551,597
Marlette Funding Trust
Series 2023-2A, Class D, 7.92%, 06/15/2033 (a)	300,000	306,126
Series 2024-1A, Class D, 6.93%, 07/17/2034 (a)	500,000	513,722
Marlette Funding Trust 2025-1, Series 2025-1A, Class D, 6.02%, 07/16/2035 (a)	500,000	505,471
Octane Receivables Trust, Series 2024-RVM1, Class D, 6.30%, 01/22/2046 (a)	500,000	514,463
Pagaya AI Debt Selection Trust
Series 2025-1, Class D, 6.28%, 07/15/2032 (a)	916,965	921,267
Series 2025-7, Class D, 5.54%, 05/15/2033 (a)	950,000	951,399
Purchasing Power Funding, Series 2024-A, Class D, 7.26%, 08/15/2028 (a)	200,000	200,274
The accompanying notes are an integral part of these financial statements.

STRIVE TOTAL RETURN BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Par	Value
Republic Finance Issuance Trust, Series 2024-A, Class C, 7.28%, 08/20/2032 (a)	$250,000	$257,596
Saluda Grade Mortgage Funding LLC, Series 2023-FIG4, Class A, 6.72%, 11/25/2053 (a)(b)	323,466	330,127
SoFi Consumer Loan Program Trust, Series 2025-1, Class D, 5.72%, 02/27/2034 (a)	1,000,000	1,016,556
Sunnova Energy International, Inc., Series 2023-B, Class A, 5.30%, 08/22/2050 (a)	84,485	77,470
Theorem Funding Trust, Series 2022-2A, Class B, 9.27%, 12/15/2028 (a)	140,092	140,281
Towd Point Mortgage Trust, Series 2024-4, Class A2, 4.58%, 10/27/2064 (a)(b)	1,500,000	1,436,170
Veros Automobile Receivables Trust, Series 2024-1, Class C, 7.57%, 12/15/2028 (a)	500,000	513,335
TOTAL ASSET-BACKED SECURITIES (Cost $18,619,148)		18,980,602

U.S. TREASURY SECURITIES - 14.2%
United States Treasury Note/Bond
1.25%, 04/30/2028	1,000,000	950,156
4.38%, 08/31/2028	1,000,000	1,021,270
3.50%, 04/30/2030	1,000,000	992,969
4.13%, 08/31/2030	1,000,000	1,017,773
1.25%, 08/15/2031	2,250,000	1,960,708
4.13%, 11/15/2032	1,200,000	1,213,875
3.50%, 02/15/2033	1,000,000	971,973
3.88%, 08/15/2033	1,000,000	991,914
4.38%, 05/15/2034	1,000,000	1,022,129
4.50%, 05/15/2038	1,000,000	1,019,336
3.50%, 02/15/2039	1,200,000	1,094,062
1.13%, 05/15/2040	3,000,000	1,904,648
1.13%, 08/15/2040	1,000,000	628,516
3.88%, 08/15/2040	1,600,000	1,482,500
1.88%, 11/15/2051	1,500,000	829,629
TOTAL U.S. TREASURY SECURITIES (Cost $17,103,787)		17,101,458

COLLATERALIZED MORTGAGE OBLIGATIONS - 12.1%
Ellington Financial Mortgage Trust, Series 2021-2, Class M1, 2.30%, 06/25/2066 (a)(b)	885,000	625,708
Federal Home Loan Mortgage Corp.
Series K-171, Class A2, 4.40%, 06/25/2035 (b)	2,000,000	1,992,436
Series K-172, Class A2, 4.58%, 08/25/2035 (b)	2,000,000	2,017,364
Series K-173, Class A2, 4.60%, 09/25/2035 (b)	2,000,000	2,019,754
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2023-HQA2, Class M1B, 7.22% (30 day avg SOFR US + 3.35%), 06/25/2043 (a)	500,000	516,214
GCAT, Series 2021-NQM4, Class A3, 1.56%, 08/25/2066 (a)(b)	1,030,986	856,635
The accompanying notes are an integral part of these financial statements.

STRIVE TOTAL RETURN BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Par	Value
GS Mortgage-Backed Securities Trust
Series 2021-MM1, Class A2, 2.50%, 04/25/2052 (a)(b)	$1,573,743	$1,291,730
Series 2023-PJ4, Class A15, 6.00%, 01/25/2054 (a)(b)	275,373	278,342
JP Morgan Mortgage Trust, Series 2021-1, Class A3, 2.50%, 06/25/2051 (a)(b)	422,904	357,281
MFRA Trust, Series 2021-NQM2, Class A3, 1.47%, 11/25/2064 (a)(b)	339,141	301,776
Onslow Bay Mortgage Loan Trust
Series 2021-J2, Class A1, 2.50%, 07/25/2051 (a)(b)	1,114,724	930,747
Series 2021-NQM2, Class A3, 1.56%, 05/25/2061 (a)(b)	610,024	519,774
RCKT Mortgage Trust, Series 2022-4, Class A2, 3.50%, 06/25/2052 (a)(b)	774,502	697,769
SGR Residential Mortgage Trust
Series 2020-2, Class A1, 1.38%, 05/25/2065 (a)(b)	309,152	288,368
Series 2021-1, Class M1, 2.50%, 07/25/2061 (a)(b)	744,000	511,984
Starwood Mortgage Residential Trust, Series 2022-2, Class A1, 3.17%, 02/25/2067 (a)(b)	1,024,760	995,719
Western Alliance Bancorp, Series 2021-CL2, Class M3, 7.97% (30 day avg SOFR US + 4.10%), 07/25/2059 (a)	418,027	442,587
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $14,542,054)		14,644,188

CORPORATE BONDS - 10.2%
Communication Services - 0.5%
Cable & Satellite - 0.1%
Comcast Corp., 6.50%, 11/15/2035	110,000	122,118

Integrated Telecommunication Services - 0.3%
AT&T, Inc., 4.90%, 08/15/2037	185,000	180,342
Verizon Communications, Inc., 4.27%, 01/15/2036	195,000	182,796
		363,138

Wireless Telecommunication Services - 0.1%
T-Mobile USA, Inc., 5.75%, 01/15/2034	115,000	122,042
Total Communication Services		607,298

Consumer Discretionary - 0.7%
Automobile Manufacturers - 0.1%
Ford Motor Credit Co. LLC, 6.13%, 03/08/2034	60,000	60,996
General Motors Financial Co., Inc., 6.10%, 01/07/2034	85,000	90,143
		151,139

Automotive Parts & Equipment - 0.2%
BorgWarner, Inc., 5.40%, 08/15/2034	90,000	92,841
Phinia, Inc., 6.75%, 04/15/2029 (a)	100,000	103,623
		196,464

The accompanying notes are an integral part of these financial statements.

STRIVE TOTAL RETURN BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Par	Value
Automotive Retail - 0.1%
O'Reilly Automotive, Inc., 4.70%, 06/15/2032	$90,000	$90,956

Home Improvement Retail - 0.1%
Lowe's Cos., Inc., 5.15%, 07/01/2033	90,000	93,058

Homebuilding - 0.1%
Meritage Homes Corp., 5.65%, 03/15/2035	90,000	92,001
PulteGroup, Inc., 6.38%, 05/15/2033	85,000	93,273
		185,274

Hotels, Resorts & Cruise Lines - 0.1%
Royal Caribbean Cruises Ltd., 6.00%, 02/01/2033 (a)	120,000	123,341
Total Consumer Discretionary		840,232

Consumer Staples - 1.2%
Agricultural Products & Services - 0.1%
Bunge Ltd. Finance Corp., 2.75%, 05/14/2031	130,000	119,449

Brewers - 0.1%
Molson Coors Beverage Co., 4.20%, 07/15/2046	75,000	60,321

Distillers & Vintners - 0.1%
Brown-Forman Corp., 4.00%, 04/15/2038	100,000	90,291
Constellation Brands, Inc., 4.90%, 05/01/2033	90,000	90,480
		180,771

Food & Beverage - 0.2%
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl, 6.75%, 03/15/2034	110,000	121,597
Mars, Inc., 5.20%, 03/01/2035 (a)	120,000	123,383
		244,980

Food Retail - 0.1%
Kroger Co., 5.00%, 09/15/2034	120,000	120,709

Packaged Foods & Meats - 0.4%
Campbell's Co., 5.40%, 03/21/2034	120,000	122,262
Conagra Brands, Inc., 5.30%, 11/01/2038	95,000	90,748
J M Smucker Co., 6.20%, 11/15/2033	110,000	119,289
Kraft Heinz Foods Co., 6.88%, 01/26/2039	80,000	89,471
Tyson Foods, Inc., 4.88%, 08/15/2034	120,000	119,708
		541,478

The accompanying notes are an integral part of these financial statements.

STRIVE TOTAL RETURN BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Par	Value
Soft Drinks & Non-alcoholic Beverages - 0.1%
Keurig Dr Pepper, Inc., 5.30%, 03/15/2034	$120,000	$122,406

Tobacco - 0.1%
Philip Morris International, Inc., 5.25%, 02/13/2034	115,000	118,906
Total Consumer Staples		1,509,020

Energy - 0.9%
Midstream - 0.1%
Plains All American Pipeline LP / PAA Finance Corp., 5.70%, 09/15/2034	90,000	92,956

Oil & Gas Exploration & Production - 0.1%
Continental Resources, Inc., 5.75%, 01/15/2031 (a)	90,000	92,338
Hess Corp., 7.13%, 03/15/2033	80,000	92,669
		185,007

Oil & Gas Storage & Transportation - 0.7%
Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/2039	105,000	89,797
Cheniere Energy Partners LP, 5.75%, 08/15/2034	90,000	94,014
Energy Transfer LP, 7.38%, 02/01/2031 (a)	60,000	62,339
Kinder Morgan, Inc., 5.95%, 08/01/2054	90,000	89,853
MPLX LP, 5.00%, 03/01/2033	90,000	90,597
ONEOK, Inc., 6.05%, 09/01/2033	85,000	90,607
Targa Resources Corp., 6.50%, 03/30/2034	85,000	92,800
Western Midstream Operating LP, 6.15%, 04/01/2033	85,000	90,197
Williams Cos., Inc., 5.60%, 03/15/2035	90,000	93,807
		794,011
Total Energy		1,071,974

Financials - 3.5%
Commercial & Residential Mortgage Finance - 0.2%
Enact Holdings, Inc., 6.25%, 05/28/2029	85,000	89,083
NMI Holdings, Inc., 6.00%, 08/15/2029	90,000	93,306
Radian Group, Inc., 6.20%, 05/15/2029	85,000	89,170
		271,559

Consumer Finance - 0.4%
American Express Co., 5.28% to 07/26/2034 then SOFR + 1.42%, 07/26/2035	235,000	242,259
Capital One Financial Corp., 6.18% to 01/30/2035 then SOFR + 2.04%, 01/30/2036	230,000	240,177
		482,436

The accompanying notes are an integral part of these financial statements.

STRIVE TOTAL RETURN BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Par	Value
Diversified Banks - 1.1%
Bank of America Corp., 2.48% to 09/21/2031 then 5 yr. CMT Rate + 1.20%, 09/21/2036	$310,000	$272,136
Fifth Third Bancorp, 5.63% to 01/29/2031 then SOFR + 1.84%, 01/29/2032	230,000	241,471
JPMorgan Chase & Co., 6.25% to 10/23/2033 then SOFR + 1.81%, 10/23/2034	275,000	302,415
PNC Financial Services Group, Inc., 5.68% to 01/22/2034 then SOFR + 1.90%, 01/22/2035	260,000	274,225
Wells Fargo & Co., 5.56% to 07/25/2033 then SOFR + 1.99%, 07/25/2034	230,000	241,264
		1,331,511

Diversified Capital Markets - 0.2%
UBS Group AG, 5.70% to 02/08/2034 then 1 yr. CMT Rate + 1.77%, 02/08/2035 (a)	230,000	241,961

Financial Exchanges & Data - 0.1%
MSCI, Inc., 5.25%, 09/01/2035	120,000	120,836

Investment Banking & Brokerage - 0.5%
Goldman Sachs Group, Inc., 5.54% to 01/28/2035 then SOFR + 1.38%, 01/28/2036	235,000	244,036
LPL Holdings, Inc., 4.00%, 03/15/2029 (a)	125,000	122,974
Morgan Stanley, 5.95% to 01/19/2033 then 5 yr. CMT Rate + 2.43%, 01/19/2038	230,000	242,103
		609,113

Life & Health Insurance - 0.1%
Prudential Financial, Inc., 5.20%, 03/14/2035	120,000	123,143

Regional Banks - 0.2%
M&T Bank Corp., 5.40% to 07/30/2030 then 5 yr. CMT Rate + 1.43%, 07/30/2035	240,000	242,421

Specialized Finance - 0.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.30%, 01/30/2032	130,000	120,068
Aircastle Ltd. / Aircastle Ireland DAC, 5.25%, 03/15/2030 (a)	120,000	122,665
Avolon Holdings Funding Ltd., 5.75%, 11/15/2029 (a)	115,000	119,370
GGAM Finance Ltd., 6.88%, 04/15/2029 (a)	100,000	103,969
Macquarie Airfinance Holdings Ltd., 6.50%, 03/26/2031 (a)	115,000	123,230
		589,302

Transaction & Payment Processing Services - 0.2%
Fiserv, Inc., 5.25%, 08/11/2035	90,000	89,832
The accompanying notes are an integral part of these financial statements.

STRIVE TOTAL RETURN BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Par	Value
Global Payments, Inc., 5.40%, 08/15/2032	$90,000	$91,585
		181,417
Total Financials		4,193,699

Health Care - 0.8%
Biotechnology - 0.1%
Amgen, Inc., 5.25%, 03/02/2033	115,000	119,078

Health Care Equipment - 0.3%
Baxter International, Inc., 2.54%, 02/01/2032	140,000	122,032
GE HealthCare Technologies, Inc., 5.50%, 06/15/2035	115,000	119,534
Zimmer Biomet Holdings, Inc., 2.60%, 11/24/2031	135,000	122,109
		363,675

Health Care Facilities - 0.1%
HCA, Inc., 5.45%, 09/15/2034	120,000	123,577

Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc., 4.75%, 09/09/2034	120,000	119,837
Bio-Rad Laboratories, Inc., 3.70%, 03/15/2032	130,000	122,781
		242,618

Pharmaceuticals - 0.1%
Royalty Pharma PLC, 3.30%, 09/02/2040	155,000	120,061
Total Health Care		969,009

Industrials - 0.7%
Aerospace & Defense - 0.1%
Northrop Grumman Corp., 5.20%, 06/01/2054	95,000	89,009
RTX Corp., 6.10%, 03/15/2034	85,000	93,042
		182,051

Air Freight & Logistics - 0.0%(c)
United Parcel Service, Inc., 5.50%, 05/22/2054	60,000	58,380

Building Products - 0.0%(c)
Carrier Global Corp., 3.38%, 04/05/2040	75,000	60,673

Commercial Services - 0.1%
Ashtead Capital, Inc., 5.95%, 10/15/2033 (a)	115,000	121,734

Environmental & Facilities Services - 0.1%
Waste Management, Inc., 4.88%, 02/15/2034	90,000	92,364

The accompanying notes are an integral part of these financial statements.

STRIVE TOTAL RETURN BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Par	Value
Rail Transportation - 0.2%
Burlington Northern Santa Fe LLC, 4.13%, 06/15/2047	$110,000	$90,611
CSX Corp., 6.15%, 05/01/2037	85,000	93,434
		184,045

Trading Companies & Distributors - 0.2%
GATX Corp., 5.50%, 06/15/2035	120,000	123,078
United Rentals North America, Inc., 6.00%, 12/15/2029 (a)	60,000	61,684
		184,762
Total Industrials		884,009

Information Technology - 0.8%
Application Software - 0.1%
Roper Technologies, Inc., 1.75%, 02/15/2031	140,000	122,875

Electronic Components - 0.1%
Amphenol Corp., 5.25%, 04/05/2034	90,000	93,779

Systems Software - 0.2%
Oracle Corp., 3.90%, 05/15/2035	140,000	120,738
VMware LLC, 2.20%, 08/15/2031	135,000	120,013
		240,751

Technology - 0.1%
IBM International Capital Pte Ltd., 4.90%, 02/05/2034	120,000	121,200

Technology Distributors - 0.2%
Arrow Electronics, Inc., 5.88%, 04/10/2034	115,000	120,301
CDW LLC / CDW Finance Corp., 5.55%, 08/22/2034	120,000	122,380
		242,681

Technology Hardware, Storage & Peripherals - 0.1%
Dell International LLC / EMC Corp., 4.85%, 02/01/2035	125,000	123,392
Total Information Technology		944,678

Materials - 0.5%
Construction Materials - 0.1%
CRH America Finance, Inc., 5.40%, 05/21/2034	115,000	119,494

Copper - 0.1%
Freeport-McMoRan, Inc., 5.40%, 11/14/2034	90,000	92,871

The accompanying notes are an integral part of these financial statements.

STRIVE TOTAL RETURN BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Par	Value
Fertilizers & Agricultural Chemicals - 0.2%
Mosaic Co., 5.63%, 11/15/2043	$95,000	$91,802
Nutrien Ltd., 2.95%, 05/13/2030	95,000	89,849
		181,651

Mining - 0.0%(c)
Barrick International Barbados Corp., 6.35%, 10/15/2036 (a)	55,000	60,142

Steel - 0.1%
Nucor Corp., 5.10%, 06/01/2035	90,000	92,148
Total Materials		546,306

Real Estate - 0.2%
Telecom Tower REITs - 0.2%
American Tower Corp., 5.55%, 07/15/2033	115,000	120,487
Crown Castle, Inc., 5.10%, 05/01/2033	120,000	121,059
Total Real Estate		241,546

Utilities - 0.4%
Electric Utilities - 0.2%
Duke Energy Florida LLC, 6.40%, 06/15/2038	110,000	122,831
Virginia Electric and Power Co., 5.15%, 03/15/2035	120,000	122,297
		245,128

Independent Power Producers & Energy Traders - 0.1%
Vistra Operations Co. LLC, 6.00%, 04/15/2034 (a)	115,000	121,280

Multi-Utilities - 0.1%
Berkshire Hathaway Energy Co., 6.13%, 04/01/2036	110,000	119,399
Total Utilities		485,807
TOTAL CORPORATE BONDS (Cost $11,936,418)		12,293,578

COLLATERALIZED LOAN OBLIGATIONS - 5.8%
Ballyrock CLO Ltd., Series 2019-1A, Class A2R, 5.72% (3 mo. Term SOFR + 1.81%), 07/15/2032 (a)	1,200,000	1,201,588
BlueMountain CLO Ltd., Series 2020-29A, Class BR, 5.87% (3 mo. Term SOFR + 2.01%), 07/25/2034 (a)	1,710,000	1,711,423
Dryden Senior Loan Fund, Series 2018-64A, Class D, 6.80% (3 mo. Term SOFR + 2.91%), 04/18/2031 (a)	500,000	504,153
Jamestown CLO Ltd., Series 2018-11A, Class A2, 5.87% (3 mo. Term SOFR + 1.96%), 07/14/2031 (a)	1,030,000	1,031,895
Madison Park Funding Ltd., Series 2019-37A, Class BR2, 5.85% (3 mo. Term SOFR + 1.95%), 04/15/2037 (a)	750,000	750,816
The accompanying notes are an integral part of these financial statements.

STRIVE TOTAL RETURN BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Par	Value
Ocean Trails CLO, Series 2023-14A, Class D1R, 6.98% (3 mo. Term SOFR + 3.10%), 01/20/2038 (a)	$580,000	$583,357
Octagon Investment Partners Ltd., Series 2018-1A, Class C, 5.87% (3 mo. Term SOFR + 1.96%), 04/15/2031 (a)	500,000	500,717
Voya CLO Ltd., Series 2016-1A, Class BR, 5.95% (3 mo. Term SOFR + 2.06%), 01/20/2031 (a)	750,000	751,007
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $7,024,637)		7,034,956

CONVERTIBLE BONDS - 2.8%
Information Technology - 2.8%
Application Software - 2.8%
Strategy, Inc.
0.63%, 09/15/2028	525,000	613,725
0.00%, 12/01/2029 (d)	1,250,000	1,029,500
0.00%, 03/01/2030 (a)(d)	2,000,000	1,730,000
Total Information Technology		3,373,225
TOTAL CONVERTIBLE BONDS (Cost $4,553,035)		3,373,225

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.9%	Shares
First American Government Obligations Fund - Class X, 3.67% (e)	1,035,066	1,035,066
TOTAL MONEY MARKET FUNDS (Cost $1,035,066)		1,035,066

U.S. TREASURY BILLS - 0.8%	Par
3.77%, 03/10/2026 (f)	$1,000,000	993,541
TOTAL U.S. TREASURY BILLS (Cost $992,964)		993,541

TOTAL INVESTMENTS - 99.3% (Cost $119,605,528)		$119,994,418
Other Assets in Excess of Liabilities - 0.7% (g)		871,292
TOTAL NET ASSETS - 100.0%		$120,865,710

Percentages are stated as a percent of net assets.

CMT - Constant Maturity Treasury
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate

The accompanying notes are an integral part of these financial statements.

STRIVE TOTAL RETURN BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2025, the value of these securities total $37,056,343 or 30.7% of the Fund’s net assets.

(b)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of December 31, 2025.

(c)	Represents less than 0.05% of net assets.
(d)	Zero coupon bonds make no periodic interest payments.
(e)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
(f)	The rate shown is the annualized yield as of December 31, 2025.
(g)	Includes cash of $651,544 that is pledged as collateral for derivatives.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

STRIVE TOTAL RETURN BOND ETF
SCHEDULE OF FUTURES CONTRACTS
December 31, 2025 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional	Value / Unrealized Appreciation (Depreciation)
U.S. Treasury 10 Year Notes	152	03/20/2026	$ 17,090,500	$(39,719)
U.S. Treasury 5 Year Note	115	03/31/2026	12,570,039	(7,590)
U.S. Treasury Long Bonds	17	03/20/2026	1,965,094	(9,622)
Net Unrealized Appreciation (Depreciation)				$(56,931)

The Fund has recorded a liability of $(56,931) as of December 31, 2025 related to the current day's variation margin related to these contracts.
The accompanying notes are an integral part of these financial statements.

STRIVE U.S. ENERGY ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.9%
Consumer Discretionary - 0.8%
Automotive Retail - 0.8%
Murphy USA, Inc.	4,674	$1,886,052

Energy - 99.0% (a)
Integrated Oil & Gas - 49.7%(a)
Chevron Corp.	356,921	54,398,330
Exxon Mobil Corp.	464,499	55,897,810
Occidental Petroleum Corp.	190,137	7,818,433
		118,114,573
Oil & Gas Exploration & Production - 35.9%(a)
Antero Resources Corp. (b)	76,627	2,640,566
APA Corp.	94,564	2,313,036
California Resources Corp.	18,068	807,820
Chord Energy Corp.	15,057	1,395,784
Civitas Resources, Inc.	23,509	636,859
CNX Resources Corp. (b)	34,748	1,277,684
Comstock Resources, Inc. (b)	19,798	458,918
ConocoPhillips	123,094	11,522,829
Coterra Energy, Inc.	197,041	5,186,119
Crescent Energy Co. - Class A	46,043	386,301
Devon Energy Corp.	167,280	6,127,466
Diamondback Energy, Inc.	49,297	7,410,818
EOG Resources, Inc.	101,124	10,619,031
EQT Corp.	164,541	8,819,398
Expand Energy Corp.	61,447	6,781,291
Gulfport Energy Corp. (b)	3,511	730,253
Magnolia Oil & Gas Corp. - Class A	46,803	1,024,518
Matador Resources Co.	29,867	1,267,556
Murphy Oil Corp.	34,872	1,089,750
Northern Oil & Gas, Inc.	24,158	518,672
Ovintiv, Inc.	67,275	2,636,507
Permian Resources Corp.	193,376	2,713,065
Range Resources Corp.	62,076	2,188,800
Sable Offshore Corp. (b)	15,517	139,963
SM Energy Co.	28,685	536,410
Texas Pacific Land Corp.	15,111	4,340,181
Viper Energy, Inc. - Class A	44,861	1,732,980
		85,302,575
Oil & Gas Refining & Marketing - 13.4%
CVR Energy, Inc. (b)	7,228	183,881
HF Sinclair Corp.	42,337	1,950,889
Marathon Petroleum Corp.	55,392	9,008,401
The accompanying notes are an integral part of these financial statements.

STRIVE U.S. ENERGY ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares		Value
PBF Energy, Inc. - Class A	21,050		$570,876
Phillips 66	80,528		10,391,333
Valero Energy Corp.	60,051		9,775,702
			31,881,082
Total Energy			235,298,230

Real Estate - 0.1%
Real Estate Operating Companies - 0.1%
Landbridge Co. LLC - Class A	6,143		300,946
TOTAL COMMON STOCKS (Cost $249,111,627)			237,485,228

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.1%
First American Government Obligations Fund - Class X, 3.67% (c)	330,916		330,916
TOTAL MONEY MARKET FUNDS (Cost $330,916)			330,916

TOTAL INVESTMENTS - 100.0% (Cost $249,442,543)			$237,816,144
Liabilities in Excess of Other Assets - (0.0)% (d)		—	(16,526)
TOTAL NET ASSETS - 100.0%			$237,799,618

Percentages are stated as a percent of net assets.

LLC - Limited Liability Company

(a)
To the extent that the Fund invests more heavily in particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
(d)	Represents less than (0.05)% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

STRIVE U.S. SEMICONDUCTOR ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.6%
Information Technology - 99.5% (a)
Application Software - 4.9%
Cadence Design Systems, Inc. (b)	10,774	$3,367,737
Synopsys, Inc. (b)	7,340	3,447,745
		6,815,482
Electronic Equipment & Instruments - 1.0%
Keysight Technologies, Inc. (b)	6,773	1,376,206

Electronic Manufacturing Services - 1.9%
TE Connectivity PLC	11,666	2,654,132

Semiconductor Materials & Equipment - 20.0%
Applied Materials, Inc.	25,427	6,534,485
ASML Holding NV	5,752	6,153,835
Entegris, Inc.	5,984	504,152
KLA Corp.	5,121	6,222,424
Lam Research Corp.	40,179	6,877,841
MKS, Inc.	2,649	423,310
Teradyne, Inc.	6,200	1,200,072
		27,916,119
Semiconductors - 71.7%(a)
Advanced Micro Devices, Inc. (b)	26,744	5,727,495
Analog Devices, Inc.	19,477	5,282,162
ARM Holdings PLC - ADR (b)	5,403	590,602
Astera Labs, Inc. (b)	5,397	897,845
Broadcom, Inc.	69,638	24,101,712
Intel Corp. (b)	162,543	5,997,837
Lattice Semiconductor Corp. (b)	5,338	392,770
Marvell Technology, Inc.	34,141	2,901,302
Microchip Technology, Inc.	21,004	1,338,375
Micron Technology, Inc.	26,463	7,552,805
Monolithic Power Systems, Inc.	1,825	1,654,107
NVIDIA Corp.	160,270	29,890,355
NXP Semiconductors NV	9,977	2,165,608
ON Semiconductor Corp. (b)	15,892	860,552
QUALCOMM, Inc.	21,240	3,633,102
Rambus, Inc. (b)	4,243	389,889
STMicroelectronics NV	24,763	642,352
Texas Instruments, Inc.	36,019	6,248,936
		100,267,806
Total Information Technology		139,029,745

The accompanying notes are an integral part of these financial statements.

STRIVE U.S. SEMICONDUCTOR ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Materials - 0.1%
Specialty Chemicals - 0.1%
DuPont de Nemours, Inc.	5,525	$222,105
TOTAL COMMON STOCKS (Cost $101,985,405)		139,251,850

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.4%
First American Government Obligations Fund - Class X, 3.67% (c)	503,077	503,077
TOTAL MONEY MARKET FUNDS (Cost $503,077)		503,077

TOTAL INVESTMENTS - 100.0% (Cost $102,488,482)		$139,754,927
Liabilities in Excess of Other Assets - (0.0)% (d)		(20,577)
TOTAL NET ASSETS - 100.0%		$139,734,350

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)
To the extent that the Fund invests more heavily in particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
(d)	Represents less than (0.05)% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(b) Not applicable
The accompanying notes are an integral part of these financial statements.

STRIVE ETFs
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment
Companies.

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2025 (Unaudited)

	Strive 1000 Dividend Growth ETF	Strive 1000 Growth ETF	Strive 1000 Value ETF	Strive 500 ETF	Strive Emerging Markets Ex-China ETF
ASSETS:
Investments, at value (See Note 2)	$51,451,659	$142,858,591	$68,806,883	$1,016,711,759	$109,118,065
Dividends receivable	30,656	38,578	87,321	504,524	217,644
Dividend tax reclaims receivable	68	279	977	5,528	7,021
Receivable for investments sold	—	—	—	—	168
Foreign currency, at value	—	—	—	—	13,150
Total assets	51,482,383	142,897,448	68,895,181	1,017,221,811	109,356,048

LIABILITIES:
Payable to adviser (See Note 3)	15,356	21,941	10,662	47,715	28,589
Deferred foreign capital gains tax	—	—	—	—	807,803
Total liabilities	15,356	21,941	10,662	47,715	836,392
NET ASSETS	$51,467,027	$142,875,507	$68,884,519	$1,017,174,096	$108,519,656

NET ASSETS CONSISTS OF:
Paid-in capital	$39,910,151	$98,357,704	$59,925,809	$718,702,402	$79,312,960
Total distributable earnings	11,556,876	44,517,803	8,958,710	298,471,694	29,206,696
Total net assets	$51,467,027	$142,875,507	$68,884,519	$1,017,174,096	$108,519,656

Net assets	$51,467,027	$142,875,507	$68,884,519	$1,017,174,096	$108,519,656
Shares issued and outstanding(a)	1,390,000	2,810,000	2,060,000	23,080,000	3,000,000
Net asset value per share	$37.03	$50.85	$33.44	$44.07	$36.17

COST:
Investments, at cost	$41,194,435	$98,340,389	$60,728,630	$741,623,052	$72,512,210
Foreign currency, at cost	—	—	—	—	13,102

(a) Unlimited shares authorized.

The accompanying notes are an integral part of these financial statements.

1

STRIVE ETFs

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2025 (Unaudited)

	Strive Enhanced Income Short Maturity ETF	Strive International Developed Markets ETF	Strive Mid Cap ETF	Strive Natural Resources and Security ETF	Strive Small-Cap ETF
ASSETS:
Investments, at value (See Note 2)	$325,973,134	$21,846,639	$21,073,063	$55,366,803	$65,161,383
Interest receivable	1,922,384	—	—	—	—
Deposit at broker for other investments	41,325	—	—	—	—
Dividends receivable	39,156	14,826	21,174	37,171	67,805
Dividend tax reclaims receivable	—	20,277	—	1,846	—
Total assets	327,975,999	21,881,742	21,094,237	55,405,820	65,229,188

LIABILITIES:
Payable for investments purchased	6,352,801	2,975	—	—	—
Payable to adviser (See Note 3)	70,111	5,335	3,263	22,972	10,145
Total liabilities	6,422,912	8,310	3,263	22,972	10,145
NET ASSETS	$321,553,087	$21,873,432	$21,090,974	$55,382,848	$65,219,043

NET ASSETS CONSISTS OF:
Paid-in capital	$321,795,710	$18,015,989	$18,620,527	$45,331,900	$60,496,388
Total distributable earnings (accumulated losses)	(242,623)	3,857,443	2,470,447	10,050,948	4,722,655
Total net assets	$321,553,087	$21,873,432	$21,090,974	$55,382,848	$65,219,043

Net assets	$321,553,087	$21,873,432	$21,090,974	$55,382,848	$65,219,043
Shares issued and outstanding(a)	15,890,000	700,000	740,000	1,370,000	1,960,000
Net asset value per share	$20.24	$31.25	$28.50	$40.43	$33.28

COST:
Investments, at cost	$326,136,469	$17,490,589	$18,771,037	$44,781,852	$58,909,048

(a) Unlimited shares authorized.

The accompanying notes are an integral part of these financial statements.

2

STRIVE ETFs

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2025 (Unaudited)

	Strive Total Return Bond ETF	Strive U.S. Energy ETF	Strive U.S. Semiconductor ETF
ASSETS:
Investments, at value (See Note 2)	$119,994,418	$237,816,144	$139,754,927
Interest receivable	696,383	—	—
Deposit at broker for future contracts (See Note 2)	651,544	—	—
Dividends receivable	9,199	64,606	27,121
Dividend tax reclaims receivable	—	3,369	—
Total assets	121,351,544	237,884,119	139,782,048

LIABILITIES:
Payable for investments purchased	377,741	—	—
Variation margin on futures contracts	56,931	—	—
Payable to adviser (See Note 3)	51,162	84,501	47,698
Total liabilities	485,834	84,501	47,698
NET ASSETS	$120,865,710	$237,799,618	$139,734,350

NET ASSETS CONSISTS OF:
Paid-in capital	$120,664,183	$260,654,853	$95,432,312
Total distributable earnings (accumulated losses)	201,527	(22,855,235)	44,302,038
Total net assets	$120,865,710	$237,799,618	$139,734,350

Net assets	$120,865,710	$237,799,618	$139,734,350
Shares issued and outstanding(a)	6,020,000	8,330,000	2,040,000
Net asset value per share	$20.08	$28.55	$68.50

COST:
Investments, at cost	$119,605,528	$249,442,543	$102,488,482

(a) Unlimited shares authorized.

The accompanying notes are an integral part of these financial statements.

3

STRIVE ETFs
STATEMENTS OF OPERATIONS
For the Period Ended December 31, 2025 (Unaudited)

	Strive 1000 Dividend Growth ETF	Strive 1000 Growth ETF	Strive 1000 Value ETF	Strive 500 ETF	Strive Emerging Markets Ex-China ETF
INVESTMENT INCOME:
Dividend income	$413,018	$480,473	$886,818	$5,827,867	$1,370,313
Less: Issuance fees	(6)	(12)	(20)	(120)	—
Less: Dividend withholding taxes	(185)	(343)	(361)	(1,450)	(190,254)
Total investment income	412,827	480,118	886,437	5,826,297	1,180,059

EXPENSES:
Investment advisory fee (See Note 3)	92,916	127,386	60,779	273,858	162,989
Total expenses	92,916	127,386	60,779	273,858	162,989
NET INVESTMENT INCOME (LOSS)	319,911	352,732	825,658	5,552,439	1,017,070

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(86,733)	(791,135)	(788,533)	(690,016)	(269,919)
Foreign capital gains tax	—	—	—	—	(35,772)
In-kind redemptions	2,544,693	1,470,367	2,393,211	27,503,319	225,109
Distributions received from other investment companies	—	1,841	—	—	—
Foreign currency translation	—	—	—	—	(67,757)
Net realized gain (loss)	2,457,960	681,073	1,604,678	26,813,303	(148,339)

Net change in unrealized appreciation (depreciation) on:
Investments	940,651	13,141,029	3,888,358	68,820,854	16,052,121
Deferred foreign capital gains tax	—	—	—	—	231,860
Foreign currency translation	—	—	—	—	(4,335)
Net change in unrealized appreciation (depreciation)	940,651	13,141,029	3,888,358	68,820,854	16,279,646
Net realized and unrealized gain (loss)	3,398,611	13,822,102	5,493,036	95,634,157	16,131,307
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,718,522	$14,174,834	$6,318,694	$101,186,596	$17,148,377

The accompanying notes are an integral part of these financial statements.

4

STRIVE ETFs
STATEMENTS OF OPERATIONS (CONTINUED)
For the Period Ended December 31, 2025 (Unaudited)

	Strive Enhanced Income Short Maturity ETF	Strive International Developed Markets ETF	Strive Mid Cap ETF	Strive Natural Resources and Security ETF	Strive Small-Cap ETF
INVESTMENT INCOME:
Dividend income	$336,198	$198,611	$151,724	$395,439	$518,773
Less: Dividend withholding taxes	—	(25,795)	(440)	(14,073)	(523)
Less: Issuance fees	—	(6)	(4)	—	(10)
Interest income	7,590,149	—	—	—	—
Total investment income	7,926,347	172,810	151,280	381,366	518,240

EXPENSES:
Investment advisory fee (See Note 3)	392,923	29,198	17,983	117,963	58,038
Total expenses	392,923	29,198	17,983	117,963	58,038
NET INVESTMENT INCOME (LOSS)	7,533,424	143,612	133,297	263,403	460,202

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:	108,670	(63,135	376,068	123,768	3,699,811
Investments	108,964	(61,125)	(485,341)	289	(1,685,008)
In-kind redemptions	—	—	861,410	122,337	5,384,819
Futures contracts	(294)	—	—	—	—
Foreign currency translation	—	(2,010)	—	1,142	—
Net realized gain (loss)	108,670	(63,135)	376,069	123,768	3,699,811

Net change in unrealized appreciation (depreciation) on:
Investments	(825,121)	2,039,335	1,060,813	5,604,150	1,965,662
Future contracts	(11,330)	—	—	—	—
Foreign currency translation	—	(726)	—	10	—
Net change in unrealized appreciation (depreciation)	(836,451)	2,038,609	1,060,813	5,604,160	1,965,662
Net realized and unrealized gain (loss)	(727,781)	1,975,474	1,436,882	5,727,928	5,665,473
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,805,643	$2,119,086	$1,570,179	$5,991,331	$6,125,675

The accompanying notes are an integral part of these financial statements.

5

STRIVE ETFs

STATEMENTS OF OPERATIONS (CONTINUED)
For the Period Ended December 31, 2025 (Unaudited)

	Strive Total Return Bond ETF	Strive U.S. Energy ETF	Strive U.S. Semiconductor ETF
INVESTMENT INCOME:
Dividend income	$82,665	$4,298,246	$393,678
Less: Dividend withholding taxes	—	(185)	(7,115)
Less: Issuance fees	—	—	(153)
Interest income	3,138,437	—	—
Total investment income	3,221,102	4,298,061	386,410

EXPENSES:
Investment advisory fee (See Note 3)	306,367	525,452	244,231
Total expenses	306,367	525,452	244,231
NET INVESTMENT INCOME (LOSS)	2,914,735	3,772,609	142,179

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:	1,138,460	1,827,392	11,418,670
Investments	427,175	(2,556,685)	(61,388)
In-kind redemptions	—	4,384,077	11,480,058
Futures contracts	711,285	—	—
Net realized gain (loss)	1,138,460	1,827,392	11,418,670

Net change in unrealized appreciation (depreciation) on:
Investments	(885,528)	11,582,674	18,763,447
Future contracts	(614,556)	—	—
Net change in unrealized appreciation (depreciation)	(1,500,084)	11,582,674	18,763,447
Net realized and unrealized gain (loss)	(361,624)	13,410,066	30,182,117
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,553,111	$17,182,675	$30,324,296
The accompanying notes are an integral part of these financial statements.

6

STRIVE ETFs
STATEMENTS OF CHANGES IN NET ASSETS

	Strive 1000 Dividend Growth ETF
	Period ended December 31, 2025 (Unaudited)	Period ended June 30, 2025(a)	Year ended July 31, 2024
OPERATIONS:
Net investment income (loss)	$319,911	$565,697	$499,800
Net realized gain (loss)	2,457,960	897,955	134,921
Net change in unrealized appreciation (depreciation)	940,651	2,676,363	5,164,282
Net increase (decrease) in net assets from operations	3,718,522	4,140,015	5,799,003

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(318,778)	(602,333)	(485,575)
Total distributions to shareholders	(318,778)	(602,333)	(485,575)

CAPITAL TRANSACTIONS:
Shares sold	2,134,156	9,911,624	17,841,150
Shares redeemed	(6,148,782)	(4,567,154)	(2,370,182)
Net increase (decrease) in net assets from capital transactions	(4,014,626)	5,344,470	15,470,968

NET INCREASE (DECREASE) IN NET ASSETS	(614,882)	8,882,152	20,784,396

NET ASSETS:
Beginning of the period	52,081,909	43,199,757	22,415,361
End of the period	$51,467,027	$52,081,909	$43,199,757

SHARES TRANSACTIONS
Shares sold	60,000	300,000	620,000
Shares redeemed	(170,000)	(140,000)	(80,000)
Total increase (decrease) in shares outstanding	(110,000)	160,000	540,000

(a) For the period August 1, 2024 to June 30, 2025. See Note 1.

The accompanying notes are an integral part of these financial statements.

7

STRIVE ETFs

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

	Strive 1000 Growth ETF
	Period ended December 31, 2025 (Unaudited)	Period ended June 30, 2025(a)	Year ended July 31, 2024
OPERATIONS:
Net investment income (loss)	$352,732	$586,023	$342,956
Net realized gain (loss)	681,073	(311,002)	102,826
Net change in unrealized appreciation (depreciation)	13,141,029	16,049,450	12,170,244
Net increase (decrease) in net assets from operations	14,174,834	16,324,471	12,616,026

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(326,424)	(621,083)	(350,997)
Total distributions to shareholders	(326,424)	(621,083)	(350,997)

CAPITAL TRANSACTIONS:
Shares sold	2,340,366	27,794,907	46,415,893
Shares redeemed	(2,942,622)	(821,471)	(706,110)
ETF transaction fees (See Note 1)	—	—	1
Net increase (decrease) in net assets from capital transactions	(602,256)	26,973,436	45,709,784

NET INCREASE (DECREASE) IN NET ASSETS	13,246,154	42,676,824	57,974,813

NET ASSETS:
Beginning of the period	129,629,353	86,952,529	28,977,716
End of the period	$142,875,507	$129,629,353	$86,952,529

SHARES TRANSACTIONS
Shares sold	50,000	650,000	1,310,000
Shares redeemed	(60,000)	(20,000)	(20,000)
Total increase (decrease) in shares outstanding	(10,000)	630,000	1,290,000

(a) For the period August 1, 2024 to June 30, 2025. See Note 1.

The accompanying notes are an integral part of these financial statements.

8

STRIVE ETFs

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

	Strive 1000 Value ETF
	Period ended December 31, 2025 (Unaudited)	Period ended June 30, 2025(a)	Year ended July 31, 2024
OPERATIONS:
Net investment income (loss)	$825,658	$1,474,613	$815,676
Net realized gain (loss)	1,604,678	3,137,970	569,429
Net change in unrealized appreciation (depreciation)	3,888,358	(927,463)	4,181,033
Net increase (decrease) in net assets from operations	6,318,694	3,685,120	5,566,138

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(846,703)	(1,560,714)	(750,769)
Total distributions to shareholders	(846,703)	(1,560,714)	(750,769)

CAPITAL TRANSACTIONS:
Shares sold	8,913,880	21,070,148	36,289,885
Shares redeemed	(7,752,086)	(15,622,754)	(3,526,850)
Net increase (decrease) in net assets from capital transactions	1,161,794	5,447,394	32,763,035

NET INCREASE (DECREASE) IN NET ASSETS	6,633,785	7,571,800	37,578,404

NET ASSETS:
Beginning of the period	62,250,734	54,678,934	17,100,530
End of the period	$68,884,519	$62,250,734	$54,678,934

SHARES TRANSACTIONS
Shares sold	280,000	690,000	1,330,000
Shares redeemed	(240,000)	(520,000)	(130,000)
Total increase (decrease) in shares outstanding	40,000	170,000	1,200,000

(a) For the period August 1, 2024 to June 30, 2025. See Note 1.

The accompanying notes are an integral part of these financial statements.

9

STRIVE ETFs

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

	Strive 500 ETF
	Period ended December 31, 2025 (Unaudited)	Period ended June 30, 2025(a)	Year ended July 31, 2024
OPERATIONS:
Net investment income (loss)	$5,552,439	$8,823,875	$5,657,210
Net realized gain (loss)	26,813,303	1,645,366	4,645,378
Net change in unrealized appreciation (depreciation)	68,820,854	93,471,415	82,705,354
Net increase (decrease) in net assets from operations	101,186,596	103,940,656	93,007,942

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(5,687,613)	(9,265,451)	(5,358,321)
Total distributions to shareholders	(5,687,613)	(9,265,451)	(5,358,321)

CAPITAL TRANSACTIONS:
Shares sold	57,456,350	238,341,972	281,414,552
Shares redeemed	(59,286,465)	(10,719,940)	(19,724,717)
ETF transaction fees (See Note 1)	—	13	9
Net increase (decrease) in net assets from capital transactions	(1,830,115)	227,622,045	261,689,844

NET INCREASE (DECREASE) IN NET ASSETS	93,668,868	322,297,250	349,339,465

NET ASSETS:
Beginning of the period	923,505,228	601,207,978	251,868,513
End of the period	$1,017,174,096	$923,505,228	$601,207,978

SHARES TRANSACTIONS
Shares sold	1,350,000	6,370,000	9,060,000
Shares redeemed	(1,360,000)	(290,000)	(650,000)
Total increase (decrease) in shares outstanding	(10,000)	6,080,000	8,410,000

(a) For the period August 1, 2024 to June 30, 2025. See Note 1.

The accompanying notes are an integral part of these financial statements.

10

STRIVE ETFs

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

	Strive Emerging Markets Ex-China ETF
	Period ended December 31, 2025 (Unaudited)	Period ended June 30, 2025(a)	Year ended July 31, 2024
OPERATIONS:
Net investment income (loss)	$1,017,070	$1,989,454	$2,883,534
Net realized gain (loss)	(148,339)	(1,495,710)	(3,135,048)
Net change in unrealized appreciation (depreciation)	16,279,646	6,143,651	3,542,221
Net increase (decrease) in net assets from operations	17,148,377	6,637,395	3,290,707

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(1,772,689)	(3,932,685)	(1,599,535)
Total distributions to shareholders	(1,772,689)	(3,932,685)	(1,599,535)

CAPITAL TRANSACTIONS:
Shares sold	—	4,469,560	31,796,470
Shares redeemed	(6,173,820)	(8,277,105)	(87,293,030)
ETF transaction fees (See Note 1)	16,960	57,996	424,052
Net increase (decrease) in net assets from capital transactions	(6,156,860)	(3,749,549)	(55,072,508)

NET INCREASE (DECREASE) IN NET ASSETS	9,218,828	(1,044,839)	(53,381,336)

NET ASSETS:
Beginning of the period	99,300,828	100,345,667	153,727,003
End of the period	$108,519,656	$99,300,828	$100,345,667

SHARES TRANSACTIONS
Shares sold	—	150,000	1,150,000
Shares redeemed	(200,000)	(300,000)	(3,500,000)
Total increase (decrease) in shares outstanding	(200,000)	(150,000)	(2,350,000)

(a) For the period August 1, 2024 to June 30, 2025. See Note 1.

The accompanying notes are an integral part of these financial statements.

11

STRIVE ETFs

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

	Strive Enhanced Income Short Maturity ETF
	Period ended December 31, 2025 (Unaudited)	Period ended June 30, 2025(a)	Period ended July 31, 2024(b)
OPERATIONS:
Net investment income (loss)	$7,533,424	$9,608,702	$4,183,104
Net realized gain (loss)	108,670	150,916	51,287
Net change in unrealized appreciation (depreciation)	(836,451)	241,430	431,686
Net increase (decrease) in net assets from operations	6,805,643	10,001,048	4,666,077

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(8,107,581)	(9,514,662)	(4,093,148)
Total distributions to shareholders	(8,107,581)	(9,514,662)	(4,093,148)

CAPITAL TRANSACTIONS:
Shares sold	109,565,493	225,092,385	119,308,162
Shares redeemed	(101,895,835)	(26,021,470)	(4,253,025)
Net increase (decrease) in net assets from capital transactions	7,669,658	199,070,915	115,055,137

NET INCREASE (DECREASE) IN NET ASSETS	6,367,720	199,557,301	115,628,066

NET ASSETS:
Beginning of the period	315,185,367	115,628,066	—
End of the period	$321,553,087	$315,185,367	$115,628,066

SHARES TRANSACTIONS
Shares sold	5,390,000	11,080,000	5,920,000
Shares redeemed	(5,010,000)	(1,280,000)	(210,000)
Total increase (decrease) in shares outstanding	380,000	9,800,000	5,710,000

(a) For the period August 1, 2024 to June 30, 2025. See Note 1.
(b) The Fund commenced operations on August 9, 2023.

The accompanying notes are an integral part of these financial statements.

12

STRIVE ETFs

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

	Strive International Developed Markets ETF
	Period ended December 31, 2025 (Unaudited)	Period ended June 30, 2025(a)	Period ended July 31, 2024(b)
OPERATIONS:
Net investment income (loss)	$143,612	$390,599	$4,944
Net realized gain (loss)	(63,135)	(223,196)	(56)
Net change in unrealized appreciation (depreciation)	2,038,609	2,198,236	120,273
Net increase (decrease) in net assets from operations	2,119,086	2,365,639	125,161

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(359,503)	(392,940)	—
Total distributions to shareholders	(359,503)	(392,940)	—

CAPITAL TRANSACTIONS:
Shares sold	1,506,935	6,364,635	10,144,250
ETF transaction fees (See Note 1)	40	59	70
Net increase (decrease) in net assets from capital transactions	1,506,975	6,364,694	10,144,320

NET INCREASE (DECREASE) IN NET ASSETS	3,266,558	8,337,393	10,269,481

NET ASSETS:
Beginning of the period	18,606,874	10,269,481	—
End of the period	$21,873,432	$18,606,874	$10,269,481

SHARES TRANSACTIONS
Shares sold	50,000	250,000	400,000
Shares redeemed	—	—	—
Total increase (decrease) in shares outstanding	50,000	250,000	400,000

(a) For the period August 1, 2024 to June 30, 2025. See Note 1.
(b) The Fund commenced operations on June 25, 2024.

The accompanying notes are an integral part of these financial statements.

13

STRIVE ETFs
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

	Strive Mid Cap ETF
	Period ended December 31, 2025 (Unaudited)	Period ended June 30, 2025(a)	Period ended July 31, 2024(b)
OPERATIONS:
Net investment income (loss)	$133,297	$175,047	$30,394
Net realized gain (loss)	376,069	(57,733)	(11,259)
Net change in unrealized appreciation (depreciation)	1,060,813	718,696	522,518
Net increase (decrease) in net assets from operations	1,570,179	836,010	541,653

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(127,321)	(187,000)	(21,665)
Total distributions to shareholders	(127,321)	(187,000)	(21,665)

CAPITAL TRANSACTIONS:
Shares sold	4,736,647	5,548,112	11,867,833
Shares redeemed	(2,242,648)	(1,430,826)	—
Net increase (decrease) in net assets from capital transactions	2,493,999	4,117,286	11,867,833

NET INCREASE (DECREASE) IN NET ASSETS	3,936,857	4,766,296	12,387,821

NET ASSETS:
Beginning of the period	17,154,117	12,387,821	—
End of the period	$21,090,974	$17,154,117	$12,387,821

SHARES TRANSACTIONS
Shares sold	170,000	220,000	490,000
Shares redeemed	(80,000)	(60,000)	—
Total increase (decrease) in shares outstanding	90,000	160,000	490,000

(a) For the period August 1, 2024 to June 30, 2025. See Note 1.
(b) The Fund commenced operations on April 10, 2024.

The accompanying notes are an integral part of these financial statements.

14

STRIVE ETFs

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

	Strive Natural Resources and Security ETF
	Period ended December 31, 2025 (Unaudited)	Period ended June 30, 2025(a)	Period ended July 31, 2024(b)
OPERATIONS:
Net investment income (loss)	$263,403	$335,921	$87,473
Net realized gain (loss)	123,768	747,809	348,917
Net change in unrealized appreciation (depreciation)	5,604,160	4,145,236	835,574
Net increase (decrease) in net assets from operations	5,991,331	5,228,966	1,271,964

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(354,676)	(332,147)	(76,248)
Total distributions to shareholders	(354,676)	(332,147)	(76,248)

CAPITAL TRANSACTIONS:
Shares sold	14,474,900	19,197,201	25,055,282
Shares redeemed	(380,961)	(11,649,535)	(3,043,232)
ETF transaction fees (See Note 1)	3	—	—
Net increase (decrease) in net assets from capital transactions	14,093,942	7,547,666	22,012,050

NET INCREASE (DECREASE) IN NET ASSETS	19,730,597	12,444,485	23,207,766

NET ASSETS:
Beginning of the period	35,652,251	23,207,766	—
End of the period	$55,382,848	$35,652,251	$23,207,766

SHARES TRANSACTIONS
Shares sold	380,000	600,000	910,000
Shares redeemed	(10,000)	(400,000)	(110,000)
Total increase (decrease) in shares outstanding	370,000	200,000	800,000

(a) For the period August 1, 2024 to June 30, 2025. See Note 1.
(b) The Fund commenced operations on August 30, 2023.

The accompanying notes are an integral part of these financial statements.

15

STRIVE ETFs

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

	Strive Small-Cap ETF
	Period ended December 31, 2025 (Unaudited)	Period ended June 30, 2025(a)	Year ended July 31, 2024
OPERATIONS:
Net investment income (loss)	$460,202	$733,225	$507,005
Net realized gain (loss)	3,699,811	128,559	1,497,696
Net change in unrealized appreciation (depreciation)	1,965,662	(2,322,836)	4,721,382
Net increase (decrease) in net assets from operations	6,125,675	(1,461,052)	6,726,083

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(469,195)	(895,104)	(530,975)
Return of capital	—	(85,083)	—
Total distributions to shareholders	(469,195)	(980,187)	(530,975)

CAPITAL TRANSACTIONS:
Shares sold	12,872,067	20,760,909	35,108,214
Shares redeemed	(14,010,742)	(12,464,167)	(10,297,175)
ETF transaction fees (See Note 1)	—	2	4
Net increase (decrease) in net assets from capital transactions	(1,138,675)	8,296,744	24,811,043

NET INCREASE (DECREASE) IN NET ASSETS	4,517,805	5,855,505	31,006,151

NET ASSETS:
Beginning of the period	60,701,238	54,845,733	23,839,582
End of the period	$65,219,043	$60,701,238	$54,845,733

SHARES TRANSACTIONS
Shares sold	390,000	690,000	1,260,000
Shares redeemed	(430,000)	(430,000)	(370,000)
Total increase (decrease) in shares outstanding	(40,000)	260,000	890,000

(a) For the period August 1, 2024 to June 30, 2025. See Note 1.

The accompanying notes are an integral part of these financial statements.

16

STRIVE ETFs

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

	Strive Total Return Bond ETF
	Period ended December 31, 2025 (Unaudited)	Period ended June 30, 2025(a)	Period ended July 31, 2024(b)
OPERATIONS:
Net investment income (loss)	$2,914,735	$5,686,349	$3,701,274
Net realized gain (loss)	1,138,460	(230,400)	(894,469)
Net change in unrealized appreciation (depreciation)	(1,500,084)	(509,162)	2,341,205
Net increase (decrease) in net assets from operations	2,553,111	4,946,787	5,148,010

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(3,133,164)	(5,676,002)	(3,637,215)
Total distributions to shareholders	(3,133,164)	(5,676,002)	(3,637,215)

CAPITAL TRANSACTIONS:
Shares sold	12,276,586	37,233,228	100,345,459
Shares redeemed	(20,229,790)	(8,961,300)	—
Net increase (decrease) in net assets from capital transactions	(7,953,204)	28,271,928	100,345,459

NET INCREASE (DECREASE) IN NET ASSETS	(8,533,257)	27,542,713	101,856,254

NET ASSETS:
Beginning of the period	129,398,967	101,856,254	—
End of the period	$120,865,710	$129,398,967	$101,856,254

SHARES TRANSACTIONS
Shares sold	610,000	1,840,000	5,020,000
Shares redeemed	(1,000,000)	(450,000)	—
Total increase (decrease) in shares outstanding	(390,000)	1,390,000	5,020,000

(a) For the period August 1, 2024 to June 30, 2025. See Note 1.
(b) The Fund commenced operations on August 9, 2023.

The accompanying notes are an integral part of these financial statements.

17

STRIVE ETFs

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

	Strive U.S. Energy ETF
	Period ended December 31, 2025 (Unaudited)	Period ended June 30, 2025(a)	Year ended July 31, 2024
OPERATIONS:
Net investment income (loss)	$3,772,609	$8,499,847	$9,493,069
Net realized gain (loss)	1,827,392	2,903,104	15,050,085
Net change in unrealized appreciation (depreciation)	11,582,674	(39,729,553)	(4,310,160)
Net increase (decrease) in net assets from operations	17,182,675	(28,326,602)	20,232,994

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(3,752,372)	(8,592,613)	(9,743,291)
Total distributions to shareholders	(3,752,372)	(8,592,613)	(9,743,291)

CAPITAL TRANSACTIONS:
Shares sold	2,636,928	42,813,334	98,672,695
Shares redeemed	(40,184,369)	(88,188,217)	(125,154,920)
Net increase (decrease) in net assets from capital transactions	(37,547,441)	(45,374,883)	(26,482,225)

NET INCREASE (DECREASE) IN NET ASSETS	(24,117,138)	(82,294,098)	(15,992,522)

NET ASSETS:
Beginning of the period	261,916,756	344,210,854	360,203,376
End of the period	$237,799,618	$261,916,756	$344,210,854

SHARES TRANSACTIONS
Shares sold	90,000	1,460,000	3,120,000
Shares redeemed	(1,410,000)	(3,130,000)	(4,060,000)
Total increase (decrease) in shares outstanding	(1,320,000)	(1,670,000)	(940,000)

(a) For the period August 1, 2024 to June 30, 2025. See Note 1.

The accompanying notes are an integral part of these financial statements.

18

STRIVE ETFs

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

	Strive U.S. Semiconductor ETF
	Period ended December 31, 2025 (Unaudited)	Period ended June 30, 2025(a)	Year ended July 31, 2024
OPERATIONS:
Net investment income (loss)	$142,179	$273,026	$269,073
Net realized gain (loss)	11,418,670	(1,251,158)	13,999,964
Net change in unrealized appreciation (depreciation)	18,763,447	11,085,082	(1,271,109)
Net increase (decrease) in net assets from operations	30,324,296	10,106,950	12,997,928

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(131,833)	(299,204)	(254,625)
Total distributions to shareholders	(131,833)	(299,204)	(254,625)

CAPITAL TRANSACTIONS:
Shares sold	28,354,841	16,385,664	67,659,754
Shares redeemed	(21,767,412)	(6,408,243)	(33,860,172)
Net increase (decrease) in net assets from capital transactions	6,587,429	9,977,421	33,799,582

NET INCREASE (DECREASE) IN NET ASSETS	36,779,892	19,785,167	46,542,885

NET ASSETS:
Beginning of the period	102,954,458	83,169,291	36,626,406
End of the period	$139,734,350	$102,954,458	$83,169,291

SHARES TRANSACTIONS
Shares sold	440,000	330,000	1,530,000
Shares redeemed	(340,000)	(140,000)	(780,000)
Total increase (decrease) in shares outstanding	100,000	190,000	750,000

(a) For the period August 1, 2024 to June 30, 2025. See Note 1.

The accompanying notes are an integral part of these financial statements.

19

STRIVE ETFs

 FINANCIAL HIGHLIGHTS

		INVESTMENT OPERATIONS:			LESS DISTRIBUTIONS FROM:							SUPPLEMENTAL DATA AND RATIOS:
For the period ended	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gain (loss) on investments (b)	Total from investment operations	Net investment income	Net realized gains	Return of capital	Total distributions	ETF transaction fees per share	Net asset value, end of period	Total return (c)	Net assets, end of period (in thousands)	Ratio of expense to average net assets (d)	Ratio of net investment income (loss) to average net assets (d)	Portfolio turnover rate (c)(e)
Strive 1000 Dividend Growth ETF
12/31/2025 (f)	$34.72	0.22	2.31	2.53	(0.22)	–	–	(0.22)	–	$37.03	7.29%	$51,467	0.35%	1.21%	1%
6/30/2025(q)	$32.24	0.39	2.50	2.89	(0.41)	–	–	(0.41)	–	$34.72	9.02%	$52,082	0.35%	1.29%	18%
7/31/2024	$28.02	0.44	4.20	4.64	(0.42)	–	–	(0.42)	–	$32.24	16.73%	$43,200	0.35%	1.50%	10%
7/31/2023 (g)	$24.59	0.30	3.35	3.65	(0.22)	–	–	(0.22)	0.00 (h)	$28.02	14.90%	$22,415	0.35%	1.56%	18%

Strive 1000 Growth ETF
12/31/2025 (f)	$45.97	0.12	4.87	4.99	(0.11)	–	–	(0.11)	–	$50.85	10.86%	$142,876	0.18%	0.50%	6%
6/30/2025(q)	$39.70	0.24	6.27	6.51	(0.23)	(0.01)	–	(0.24)	–	$45.97	16.43%	$129,629	0.18%	0.61%	8%
7/31/2024	$32.20	0.24	7.49	7.73	(0.23)	–	–	(0.23)	0.00 (h)	$39.70	24.14%	$86,953	0.18%	0.65%	9%
7/31/2023 (g)	$24.51	0.16	7.64	7.8	(0.11)	–	–	(0.11)	–	$32.20	31.88%	$28,978	0.18%	0.74%	2%

Strive 1000 Value ETF
12/31/2025 (f)	$30.82	0.4	2.62	3.02	(0.40)	–	–	(0.40)	–	$33.44	9.83%	$68,885	0.18%	2.45%	12%
6/30/2025(q)	$29.56	0.73	1.30	2.03	(0.77)	–	–	(0.77)	–	$30.82	6.97%	$62,251	0.18%	2.63%	17%
7/31/2024	$26.31	0.73	3.18	3.91	(0.66)	–	–	(0.66)	–	$29.56	15.12%	$54,679	0.18%	2.66%	13%
7/31/2023 (g)	$24.45	0.47	1.72	2.19	(0.33)	–	–	(0.33)	–	$26.31	9.03%	$17,101	0.18%	2.62%	4%

Strive 500 ETF
12/31/2025 (f)	$40.00	0.24	4.07	4.31	(0.24)	–	–	(0.24)	–	$44.07	10.80%	$1,017,174	0.05%	1.10%	1%
6/30/2025(q)	$35.34	0.44	4.67	5.11	(0.45)	–	–	(0.45)	0.00 (h)	$40.00	14.50%	$923,505	0.05%	1.28%	2%
7/31/2024	$29.29	0.44	6.02	6.46	(0.41)	–	–	(0.41)	0.00 (h)	$35.34	22.26%	$601,208	0.05%	1.40%	4%
7/31/2023 (i)	$25.10	0.35	4.10	4.45	(0.26)	–	–	(0.26)	–	$29.29	17.85%	$251,869	0.05%	1.52%	3%

The accompanying notes are an integral part of these financial statements.

20

STRIVE ETFs

 FINANCIAL HIGHLIGHTS (CONTINUED)

		INVESTMENT OPERATIONS:			LESS DISTRIBUTIONS FROM:							SUPPLEMENTAL DATA AND RATIOS:
For the period ended	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gain (loss) on investments (b)	Total from investment operations	Net investment income	Net realized gains	Return of capital	Total distributions	ETF transaction fees per share	Net asset value, end of period	Total return (c)	Net assets, end of period (in thousands)	Ratio of expense to average net assets (d)	Ratio of net investment income (loss) to average net assets (d)	Portfolio turnover rate (c)(e)
Strive Emerging Markets Ex-China ETF
12/31/2025 (f)	$31.03	0.33	5.39	5.72	(0.59)	–	–	(0.59)	0.01	$36.17	18.63%	$108,520	0.32%	2.00%	11%
6/30/2025(q)	$29.95	0.59	1.63	2.22	(1.16)	–	–	(1.16)	0.02	$31.03	7.72%	$99,301	0.32%	2.24%	21%
7/31/2024	$26.97	0.82	2.35	3.17	(0.31)	–	–	(0.31)	0.12	$29.95	12.38%	$100,346	0.32%	3.02%	80%
7/31/2023 (j)	$25.17	0.29	1.43	1.88	(0.08)	–	–	(0.08)	0.16	$26.97	7.49%	$153,727	1.29%	2.28%	39%

Strive Enhanced Income Short Maturity ETF
12/31/2025 (f)	$20.32	0.49	(0.04)	0.45	(0.53)	(0.00) (h)	–	(0.53)	–	$20.24	2.22%	$321,553	0.25%	4.79%	36%
6/30/2025(q)	$20.25	0.98	0.04	1.02	(0.95)	–	–	(0.95)	–	$20.32	5.15%	$315,185	0.25%	5.29%	54%
7/31/2024 (k)	$20.00	1.17	0.12	1.29	(1.04)	–	–	(1.04)	–	$20.25	6.57%	$115,628	0.25%	5.94%	83%

Strive International Developed Markets ETF
12/31/2025 (f)	$28.63	0.21	2.93	3.14	(0.52)	–	–	(0.52)	0.00 (h)	$31.25	11.03%	$21,873	0.29%	1.43%	6%
6/30/2025(q)	$25.67	0.65	2.93	3.58	(0.62)	–	–	(0.62)	0.00 (h)	$28.63	14.05%	$18,607	0.29%	2.73%	12%
7/31/2024 (l)	$25.11	0.02	0.54	0.56	–	–	–	–	0.00 (h)	$25.67	2.24%	$10,269	0.29%	0.77%	0%

Strive Mid Cap ETF
12/31/2025 (f)	$26.39	0.19	2.10	2.29	(0.18)	–	–	(0.18)	–	$28.50	8.66%	$21,091	0.18%	1.33%	17%
6/30/2025(q)	$25.28	0.31	1.12	1.43	(0.32)	(0.00) (h)	–	(0.32)	–	$26.39	5.71%	$17,154	0.18%	1.31%	24%
7/31/2024 (m)	$24.50	0.09	0.75	0.84	(0.06)	–	–	(0.06)	–	$25.28	3.44%	$12,388	0.18%	1.24%	4%

Strive Natural Resources and Security ETF
12/31/2025 (f)	$35.65	0.21	4.84	5.05	(0.27)	–	–	(0.27)	0.00 (h)	$40.43	14.14%	$55,383	0.49%	1.09%	14%
6/30/2025 (q)	$29.01	0.40	6.63	7.03	(0.39)	–	–	(0.39)	–	$35.65	24.46%	$35,652	0.49%	1.40%	21%
7/31/2024 (n)	$25.13	0.30	3.84	4.14	(0.26)	–	–	(0.26)	–	$29.01	16.60%	$23,208	0.49%	1.20%	27%

The accompanying notes are an integral part of these financial statements.

21

STRIVE ETFs

 FINANCIAL HIGHLIGHTS (CONTINUED)

		INVESTMENT OPERATIONS:			LESS DISTRIBUTIONS FROM:							SUPPLEMENTAL DATA AND RATIOS:
For the period ended	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gain (loss) on investments (b)	Total from investment operations	Net investment income	Net realized gains	Return of capital	Total distributions	ETF transaction fees per share	Net asset value, end of period	Total return (c)	Net assets, end of period (in thousands)	Ratio of expense to average net assets (d)	Ratio of net investment income (loss) to average net assets (d)	Portfolio turnover rate (c)(e)
Strive Small-Cap ETF
12/31/2025 (f)	$30.35	0.23	2.94	3.17	(0.24)	–	–	(0.24)	–	$33.28	10.41%	$65,219	0.18%	1.43%	19%
6/30/2025(q)	$31.52	0.39	(1.04)	(0.65)	(0.47)	–	(0.05)	(0.52)	0.00 (h)	$30.35	-2.08%	$60,701	0.18%	1.41%	32%
7/31/2024	$28.05	0.38	3.48	3.86	(0.39)	–	–	(0.39)	0.00 (h)	$31.52	13.99%	$54,846	0.18%	1.36%	31%
7/31/2023 (g)	$24.32	0.25	3.67	3.92	(0.19)	–	–	(0.19)	0.00 (h)	$28.05	16.20%	$23,840	0.18%	1.34%	20%

Strive Total Return Bond ETF
12/31/2025 (f)	$20.19	0.48	(0.08)	0.4	(0.51)	–	–	(0.51)	–	$20.08	2.01%	$120,866	0.49%	4.66%	36%
6/30/2025 (q)	$20.29	0.93	(0.11)	0.82	(0.92)	–	–	(0.92)	–	$20.19	4.11%	$129,399	0.49%	5.05%	39%
7/31/2024 (k)	$20.00	1.04	0.21	1.25	(0.96)	–	–	(0.96)	–	$20.29	6.45%	$101,856	0.49%	5.35%	51%

Strive U.S. Energy ETF
12/31/2025 (f)	$27.14	0.42	1.42	1.84	(0.43)	–	–	(0.43)	–	$28.55	6.74%	$237,800	0.41%	2.94%	8%
6/30/2025(q)	$30.41	0.79	(3.24)	(2.45)	(0.82)	–	–	(0.82)	–	$27.14	-8.08%	$261,917	0.41%	3.07%	8%
7/31/2024	$29.38	0.81	1.06	1.87	(0.84)	–	–	(0.84)	–	$30.41	6.43%	$344,211	0.41%	2.74%	21%
7/31/2023 (o)	$25.12	0.84	4.20	5.04	(0.78)	–	–	(0.78)	0.00 (h)	$29.38	20.22%	$360,203	0.41%	3.04%	6%

Strive U.S. Semiconductor ETF
12/31/2025 (f)	$53.07	0.07	15.43	15.5	(0.07)	–	–	(0.07)	–	$68.50	29.20%	$139,734	0.40%	0.23%	7%
6/30/2025(q)	$47.53	0.16	5.55	5.71	(0.17)	–	–	(0.17)	–	$53.07	12.07%	$102,954	0.40%	0.38%	25%
7/31/2024	$36.63	0.21	10.90	11.11	(0.21)	–	–	(0.21)	–	$47.53	30.46%	$83,169	0.40%	0.51%	29%
7/31/2023 (p)	$25.07	0.22	11.53	11.75	(0.19)	–	–	(0.19)	–	$36.63	47.03%	$36,626	0.40%	0.92%	10%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

22

STRIVE ETFs

 FINANCIAL HIGHLIGHTS (CONTINUED)

(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
(f)	Unaudited.
(g)	Inception date of the Fund was November 9, 2022.
(h)	Amount represents less than $0.005 per share.
(i)	Inception date of the Fund was September 14, 2022.
(j)	Inception date of the Fund was January 30, 2023.
(k)	Inception date of the Fund was August 9, 2023.
(l)	Inception date of the Fund was June 25, 2024.
(m)	Inception date of the Fund was April 10, 2024.
(n)	Inception date of the Fund was August 30, 2023.
(o)	Inception date of the Fund was August 8, 2022.
(p)	Inception date of the Fund was October 5, 2022.
(q)	For the period August 1, 2024 to June 30, 2025. See Note 1.
The accompanying notes are an integral part of these financial statements.

23

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025 (Unaudited)

NOTE 1 – ORGANIZATION
The funds listed in the table below (individually, a “Fund”, or collectively, the “Funds”) are each a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). Each Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services-Investment Companies. See the Funds’ Prospectus and Statement of Additional Information regarding the risks of investing in shares of each Fund. Each Fund is listed on the New York Stock Exchange.

Fund	Ticker	Commencement of Operations	Creation Unit Size	Diversification Classification
Strive 1000 Dividend Growth ETF	STXD	November 9, 2022	10,000	Diversified
Strive 1000 Growth ETF	STXG	November 9, 2022	10,000	Diversified
Strive 1000 Value ETF	STXV	November 9, 2022	10,000	Diversified
Strive 500 ETF	STRV	September 14, 2022	10,000	Diversified
Strive Emerging Markets Ex-China ETF	STXE	January 30, 2023	50,000	Diversified
Strive Enhanced Income Short Maturity ETF	BUXX	August 9, 2023	10,000	Non-diversified
Strive International Developed Markets ETF	STXI	June 25, 2024	50,000	Diversified
Strive Mid-Cap ETF	STXM	April 10, 2024	10,000	Diversified
Strive Natural Resources and Security ETF	FTWO	August 30, 2023	10,000	Non-diversified
Strive Small-Cap ETF	STXK	November 9, 2022	10,000	Diversified
Strive Total Return Bond ETF	STXT	August 9, 2023	10,000	Non-diversified
Strive U.S. Energy ETF	DRLL	August 8, 2022	10,000	Non-diversified
Strive U.S. Semiconductor ETF	SHOC	October 5, 2022	10,000	Non-diversified
Effective February 1, 2025, the Funds’ fiscal year end changed from July 31 to June 30.
Prior to August 16, 2024, the name of the Strive Natural Resources and Security ETF was Strive FAANG 2.0 ETF.

The investment objective of the below Funds is to seek to track the total return performance, before fees and expenses, of an index as described in the table below, and each Fund’s strategy is to track the investment results of its underlying index. The underlying index for each Fund is defined below:

Fund	Index Description	Index
STXD	U.S.-listed equities with a history of consistently growing dividends	Bloomberg U.S. 1000 Dividend Growth Index
STXG	Large- and mid-capitalization U.S. equity securities that exhibit growth characteristics	Bloomberg U.S. 1000 Growth Index
STXV	Large- and mid-capitalization U.S. equity securities that exhibit value characteristics	Bloomberg U.S. 1000 Value Index
STRV	U.S.-listed large cap equity securities	Bloomberg 500 Index
STXE	Emerging market, ex-China securities	Bloomberg Emerging Markets ex China Large & Mid Cap Index
STXI	Developed markets, ex-US securities	Bloomberg Developed Markets ex U.S. Large & Mid Cap Index

24

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
December 31, 2025 (Unaudited)

Fund	Index Description	Index
STXM	U.S. mid-capitalization companies	Bloomberg U.S. 400 Index
FTWO	Companies that are engaged in national security and natural resource security	Bloomberg Natural Resources and Security Total Return Index
STXK	U.S. small-capitalization companies	Bloomberg U.S. 600 Index
DRLL	U.S.-listed equities in the energy sector	Bloomberg U.S. Energy Select Index
SHOC	U.S.-listed equities in the semiconductor sector	Bloomberg U.S. Listed Semiconductors Select Index
Prior to January 26, 2024, STRV’s underlying index was the Solactive GBS United States 500 Index. Prior to January 25, 2023, STXK’s underlying index was the Bloomberg US 2000. Prior to April 11, 2024, DRLL’s underlying index was the Solactive United States Energy Regulated Capped Index. Prior to March 21, 2024, SHOC’s underlying index was the Solactive United States Semiconductors 30 Capped Total Return Index. The investment objective of BUXX is to seek to provide current income while seeking to minimize price volatility and maintain liquidity, and the investment objective of the STXT is to seek to maximize total return. Each Fund manages to its respective index.
Market prices for the shares may be different from their net asset value (“NAV”). Each Fund issues and redeems shares on a continuous basis at NAV only in blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is a participant of a clearing agency registered with the SEC, which has a written agreement with the Trust or one of its service providers that allows the authorized participant to place orders for the purchase and redemption of creation units. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. Certain transactions consisting all or partially of cash may also be subject to a variable charge, which is payable to the relevant Fund, of up to 2.00% of the value of the order in addition to the transaction fee. A Fund may determine to waive the variable charge on certain orders when such waiver is determined to be in the best interests of Fund shareholders. Transaction fees received by a Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.

The end of the reporting period for each Fund is December 31, 2025, and the period covered by these Notes to Financial Statements is from July 1, 2025 to December 31, 2025 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable

25

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
December 31, 2025 (Unaudited)

securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Fair values for debt securities, including asset-backed securities (“ABS”), collateralized loan obligations (“CLO”), collateralized mortgage obligations (“CMO”), corporate obligations, whole loans, and mortgage-backed securities (“MBS”) are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, MBS and ABS may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Reverse repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of each Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by each Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of the current fiscal period end, STXG, STXV, STXE, BUXX, STXM and STXK held securities that required fair valuation due to unobservable inputs.

As described above, the Funds may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

26

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
December 31, 2025 (Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of the Funds’ investments as of the current fiscal period end:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
STXD
Investments:
Common Stocks	$50,247,201	$—	$—	$50,247,201
Real Estate Investment Trusts	1,083,032	—	—	1,083,032
Money Market Funds	121,426	—	—	121,426
Total Investments	$51,451,659	$—	$—	$51,451,659

STXG
Investments:
Common Stocks	$140,095,083	$—	$—	$140,095,083
Real Estate Investment Trusts	2,374,640	—	—	2,374,640
Contingent Value Rights	—	—	0(a)(b)	0(a)(b)
Money Market Funds	388,868	—	—	388,868
Total Investments	$142,858,591	$—	$ 0(a)(b)	$142,858,591

STXV
Investments:
Common Stocks	$66,878,282	$—	$—	$66,878,282
Real Estate Investment Trusts	1,785,816	—	—	1,785,816
Rights	—	—	0(a)(b)	0(a)(b)
Money Market Funds	142,785	—	—	142,785
Total Investments	$68,806,883	$—	$ 0(a)(b)	$68,806,883

STRV
Investments:
Common Stocks	$1,000,183,548	$—	$—	$1,000,183,548
Real Estate Investment Trusts	15,726,553	—	—	15,726,553
Money Market Funds	801,658	—	—	801,658
Total Investments	$1,016,711,759	$—	$—	$1,016,711,759

STXE
Investments:
Common Stocks	$105,094,611	$6,437	$—	$105,101,048
Preferred Stocks	2,900,359	—	2,093(b)	2,902,452
Money Market Funds	1,114,565	—	—	1,114,565
Total Investments	$109,109,535	$6,437	$ 2,093(b)	$109,118,065

27

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
December 31, 2025 (Unaudited)

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
BUXX
Investments:
Asset-Backed Securities	$—	$104,397,962	$ 995,040(b)	$105,393,002
Corporate Bonds	—	86,842,452	—	86,842,452
Collateralized Mortgage Obligations	—	52,038,862	—	52,038,862
Collateralized Loan Obligations	—	44,009,375	—	44,009,375
Mortgage-Backed Securities	—	14,579,310	—	14,579,310
Money Market Funds	14,198,428	—	—	14,198,428
U.S. Treasury Bills	—	8,911,705	—	8,911,705
Total Investments	$14,198,428	$310,779,666	$ 995,040(b)	$325,973,134

STXI
Investments:
Common Stocks	$21,705,055	$—	$—	$21,705,055
Real Estate Investment Trusts	49,226	—	—	49,226
Preferred Stocks	30,180	—	—	30,180
Money Market Funds	62,178	—	—	62,178
Total Investments	$21,846,639	$—	$—	$21,846,639

STXM
Investments:
Common Stocks	$19,518,414	$—	$—	$19,518,414
Real Estate Investment Trusts	1,476,087	—	—	1,476,087
Rights	—	—	0(a)(b)	0(a)(b)
Money Market Funds	78,562	—	—	78,562
Total Investments	$21,073,063	$—	$ 0(a)(b)	$21,073,063

FTWO
Investments:
Common Stocks	$55,274,845	$—	$—	$55,274,845
Money Market Funds	91,958	—	—	91,958
Total Investments	$55,366,803	$—	$—	$55,366,803

STXK
Investments:
Common Stocks	$60,272,023	$—	$—	$60,272,023
Real Estate Investment Trusts	4,676,387	—	—	4,676,387
Rights	—	—	0(a)(b)	0(a)(b)
Money Market Funds	212,973	—	—	212,973
Total Investments	$65,161,383	$—	$ 0(a)(b)	$65,161,383

28

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
December 31, 2025 (Unaudited)

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
STXT
Asstes:
Investments:
Mortgage-Backed Securities	$—	$44,537,804	$—	$44,537,804
Asset-Backed Securities	—	18,980,602	—	18,980,602
U.S. Treasury Securities	—	17,101,458	—	17,101,458
Collateralized Mortgage Obligations	—	14,644,188	—	14,644,188
Corporate Bonds	—	12,293,578	—	12,293,578
Collateralized Loan Obligations	—	7,034,956	—	7,034,956
Convertible Bonds	—	3,373,225	—	3,373,225
Money Market Funds	1,035,066	—	—	1,035,066
U.S. Treasury Bills	—	993,541	—	993,541
Total Investments	$1,035,066	$118,959,352	$—	$119,994,418

Liabilities:
Other Financial Instruments:
Futures Contracts(c)	$(56,931)	$—	$—	$(56,931)
Total Other Financial Instruments	$(56,931)	$—	$—	$(56,931)

DRLL
Investments:
Common Stocks	$237,485,228	$—	$—	$237,485,228
Money Market Funds	330,916	—	—	330,916
Total Investments	$237,816,144	$—	$—	$237,816,144

SHOC
Investments:
Common Stocks	$139,251,850	$—	$—	$139,251,850
Money Market Funds	503,077	—	—	503,077
Total Investments	$139,754,927	$—	$—	$139,754,927

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)	Amount is less than $0.50.
(b)	Management has decided that the amount of Level 3 securities compared to total net assets is not material to STXG, STXV, STXE, BUXX, STXM and STXK; therefore, the roll forward of Level 3 securities and assumptions are not shown for the current fiscal period for the respective funds.
(c)	The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of December 31, 2025.

During the current fiscal period, the Funds, other than STXG, STXV, STXE, BUXX, STXM and STXK, did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

29

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
December 31, 2025 (Unaudited)

B.Derivative Transactions The values of derivative instruments on the Statements of Assets and Liabilities for STXT as of the current fiscal period, was as follows:

Fund	Derivatives	Type of Derivative Risk	Statements of Assets and Liabilities Location	Value of Unrealized Appreciation (Depreciation)*
STXT	Futures Contracts	Interest Rate	Variation margin on futures contracts	$(56,931)
* Represents the value of unrealized appreciation (depreciation) as presented in the Schedule of Open Futures Contracts.

The effect of derivative instruments on the Statements of Operations for the current fiscal period, for BUXX and STXT was as follows:

Fund	Derivatives	Type of Derivative Risk	Location of Gain (Loss) on Derivatives in Income	Realized Gain (Loss) on Derivatives
BUXX	Futures Contracts	Interest Rate	Net realized gain (loss) on futures contracts	$(294)
STXT	Futures Contracts	Interest Rate	Net realized gain (loss) on futures contracts	$711,285

Fund	Derivatives	Type of Derivative Risk	Location of Gain (Loss) on Derivatives in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives
BUXX	Futures Contracts	Interest Rate	Net change in Unrealized appreciation (depreciation) on futures contracts	$(11,330)
STXT	Futures Contracts	Interest Rate	Net change in Unrealized appreciation (depreciation) on futures contracts	$(614,556)
The average notional value of long futures held in BUXX and STXT during the current fiscal period was $0 and $31,734,473, respectively.

Balance Sheet Offsetting Information

During the ordinary course of business, the Funds may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreement. Generally, the Funds manage their cash collateral and securities collateral on a counterparty basis. As of the current fiscal period, the Funds were not subject to any netting agreements.

C.Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to the changes in market prices and the portion of gains (losses) attributable to changes in foreign exchange rates are included on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency translation" and “Change in net unrealized appreciation (depreciation) – Foreign currency translation,” respectively.

30

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
December 31, 2025 (Unaudited)

Each Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year-end, resulting from changes in exchange rates.

D.Federal Income Taxes. The Funds’ policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and various state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.

E.Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

Distributions received from a Funds’ investments in REITs and MLPs may be characterized as ordinary income, net capital gain, or return of capital. The proper characterization of such distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of their income and distributions for financial statement purposes. Such estimates are based on historical information available from each MLP and other industry sources. The actual character of distributions to each Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of such investments, a portion of the distributions received by each Fund’s shareholders may represent a return of capital.

Distributions to shareholders from net investment income for each Fund except BUXX and STXT are declared and paid on a quarterly basis, whereas distributions to shareholders from net investment income for BUXX and STXT are declared and paid on a monthly basis and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. The Funds may distribute more frequently, if necessary, for tax purposes.

F.Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

G.Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share.

H.Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational

31

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
December 31, 2025 (Unaudited)

documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. As of the date of this report, no claim has been made for indemnification pursuant to any such agreement of the Funds.

I.Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the current fiscal period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.

The Treasurer (principal financial officer) acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since the Funds have a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.

J.Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. In addition, the Funds realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings to paid-in capital. For the fiscal period ended June 30, 2025, the following table shows the reclassifications made:

	Distributable Earnings	Paid-in Capital
STXD	$(1,539,737)	$1,539,737
STXG	(257,034)	257,034
STXV	(3,556,075)	3,556,075
STRV	(4,078,278)	4,078,278
STXE	(47,386)	47,386
BUXX	—	—
STXI	—	—
STXM	(141,409)	141,409
FTWO	(1,219,834)	1,219,834
STXK	(3,841,168)	3,841,168
STXT	—	—
DRLL	(6,685,256)	6,685,256
SHOC	(1,884,143)	1,884,143

K.New Accounting Pronouncement: In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU has been adopted by the Funds as of the reporting period end. Management has evaluated the impact of the ASU and determined it does not materially impact the financial statements.

32

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
December 31, 2025 (Unaudited)

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

Empowered Funds, LLC dba EA Advisers (the “Adviser”) serves as the investment adviser to the Funds. Pursuant to investment advisory agreements (the “Advisory Agreements”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreements, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Funds except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses.

Strive Asset Management, LLC serves as an investment sub-adviser to the Funds. Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, the Adviser and the Sub-Adviser, the Sub-Adviser is responsible for determining the investment exposures for the Funds, subject to the overall supervision and oversight of the Adviser and the Board.

Along with Strive Asset Management, LLC, Angel Oak Capital Advisors, LLC (“Angel Oak”) also serves as a sub-adviser to BUXX and STXT only. Pursuant to an investment sub-advisory agreement (the “Angel Oak Sub-Advisory Agreement”) among the Trust, Angel Oak, and the Adviser, Angel Oak is responsible for implementing Strive Asset Management, LLC’s sector allocations and duration target by selecting investments and executing each Fund’s transactions in accordance with such sector allocations and duration targets, subject to the investment objective, policies and limitations of each Fund, subject to the overall supervision and oversight of the Adviser and the Board.

The table below represents the annual rate based on average daily net assets that each Fund pays the Adviser monthly:

STXD	0.35%
STXG	0.18%
STXV	0.18%
STRV	0.0545%
STXE	0.32%
BUXX	0.25%
STXI	0.29%
STXM	0.18%
FTWO	0.49%
STXK	0.18%
STXT	0.49%
DRLL	0.41%
SHOC	0.40%

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Funds’ Custodian.

33

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
December 31, 2025 (Unaudited)

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the current fiscal period, purchases and sales of securities for the applicable Funds, excluding short-term securities and in-kind transactions for each Fund were as follows:

	Purchases	Sales
STXD	$766,132	$1,007,090
STXG	7,769,776	7,754,518
STXV	8,717,631	8,084,664
STRV	11,992,110	11,372,900
STXE	10,730,230	17,392,307
BUXX	126,602,603	102,821,335
STXI	1,129,391	1,316,800
STXM	3,602,067	3,310,120
FTWO	6,723,503	6,645,601
STXK	12,617,182	12,274,540
STXT	43,429,070	50,489,677
DRLL	21,030,240	21,570,865
SHOC	8,297,939	8,250,994

For the current fiscal period, in-kind transactions associated with creations and redemptions for each Fund were as follows:

	Purchases	Sales
STXD	$1,974,689	$5,826,457
STXG	2,074,272	2,619,015
STXV	7,951,498	7,544,110
STRV	50,929,232	52,725,772
STXE	—	792,356
BUXX	—	—
STXI	1,472,080	—
STXM	4,358,835	2,198,757
FTWO	14,268,952	377,088
STXK	12,034,864	13,690,880
STXT	—	—
DRLL	2,617,299	39,885,103
SHOC	28,142,656	21,864,060

There were no purchases or sales of U.S. Government securities during the current fiscal period, except for the following:

	Purchases	Sales
STXT	$6,212,244	$6,956,518

34

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
December 31, 2025 (Unaudited)

NOTE 5 – TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes for the fiscal period June 30, 2025, for each Fund were as follows:

	STXD	STXG	STXV
Tax cost of Investments	$43,013,964	$98,486,074	$58,447,224
Gross tax unrealized appreciation	11,169,703	34,587,389	8,272,118
Gross tax unrealized depreciation	(2,107,362)	(3,449,929)	(4,524,868)
Net tax unrealized appreciation (depreciation)	$9,062,341	$31,137,460	$3,747,250
Undistributed ordinary income	—	—	23,110
Undistributed long-term gain	—	—	—
Total distributable earnings	$—	$—	$23,110
Other accumulated gain (loss)	(905,209)	(468,067)	(283,641)
Total accumulated gain (loss)	$8,157,132	$30,669,393	$3,486,719

	STRV	STXE	BUXX
Tax cost of Investments	$719,165,979	$81,901,883	$325,098,763
Gross tax unrealized appreciation	236,767,833	24,146,146	909,651
Gross tax unrealized depreciation	(32,734,664)	(6,116,515)	(247,865)
Net tax unrealized appreciation (depreciation)	$204,033,169	$18,029,631	$661,786
Undistributed ordinary income	126,481	644,827	368,495
Undistributed long-term gain	—	—	29,034
Total distributable earnings	$126,481	$644,827	$397,529
Other accumulated gain (loss)	(1,186,939)	(4,843,450)	—
Total accumulated gain (loss)	$202,972,711	$13,831,008	$1,059,315

	STXI	STXM	FTWO
Tax cost of Investments	$16,283,703	$15,944,768	$30,866,186
Gross tax unrealized appreciation	3,030,343	2,365,591	5,828,768
Gross tax unrealized depreciation	(754,831)	(1,169,229)	(1,067,160)
Net tax unrealized appreciation (depreciation)	$2,275,512	$1,196,362	$4,761,608
Undistributed ordinary income	37,038	1,702	20,293
Undistributed long-term gain	—	—	—
Total distributable earnings	$37,038	$1,702	$20,293
Other accumulated gain (loss)	(214,690)	(170,475)	(367,608)
Total accumulated gain (loss)	$2,097,860	$1,027,589	$4,414,293

35

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
December 31, 2025 (Unaudited)

	STXK	STXT	DRLL
Tax cost of Investments	$57,553,314	$127,251,746	$287,178,234
Gross tax unrealized appreciation	9,488,934	1,860,190	14,676,387
Gross tax unrealized depreciation	(6,403,036)	(585,771)	(39,908,752)
Net tax unrealized appreciation (depreciation)	$3,085,898	$1,274,419	$(25,232,365)
Undistributed ordinary income	—	144,180	—
Undistributed long-term gain	—	—	—
Total distributable earnings	$—	$144,180	$—
Other accumulated gain (loss)	(3,849,557)	(637,019)	(11,053,173)
Total accumulated gain (loss)	$(763,659)	$781,580	$(36,285,538)

	SHOC
Tax cost of Investments	$85,086,407
Gross tax unrealized appreciation	22,413,018
Gross tax unrealized depreciation	(4,590,885)
Net tax unrealized appreciation (depreciation)	$17,822,133
Undistributed ordinary income	—
Undistributed long-term gain	—
Total distributable earnings	$—
Other accumulated gain (loss)	(3,712,558)
Total accumulated gain (loss)	$14,109,575

The difference between book and tax-basis cost is attributable to the realization for tax purposes of unrealized gains on investments in REITs, partnerships, passive foreign investment companies and wash sales. Under tax law, certain capital and foreign currency losses realized after October 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

For the fiscal period ended June 30, 2025, the Funds did not defer any post-October capital losses or qualified late-year losses.

For the fiscal period ended June 30, 2025, each Fund had the following capital loss carryforwards that do not expire:

	Unlimited Short-Term	Unlimited Long-Term
STXD	$(538,994)	$(366,215)
STXG	(468,067)	—
STXV	(283,641)	—
STRV	(772,809)	(414,130)
STXE	(3,821,590)	—
BUXX	—	—
STXI	(184,028)	(30,662)
STXM	(170,475)	—
FTWO	(338,466)	(29,151)
STXK	(2,631,049)	(1,218,508)

36

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
December 31, 2025 (Unaudited)

	Unlimited Short-Term	Unlimited Long-Term
STXT	$(218,386)	$(418,633)
DRLL	(5,031,452)	(6,021,721)
SHOC	(3,164,468)	(548,090)

NOTE 6 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by each Fund during the current fiscal period, fiscal period ended June 30, 2025, and fiscal period ended July 31, 2024, were as follows:

	Current Fiscal Period	Fiscal Period Ended June 30, 2025			Fiscal Period Ended July 31, 2024
	Ordinary Income	Long-Term Capital Gains	Return of Capital	Ordinary Income	Ordinary Income
STXD	$318,778	$—	$—	$602,333	$485,575
STXG	326,424	30,259	—	590,824	350,997
STXV	846,703	—	—	1,560,714	750,769
STRV	5,687,613	—	—	9,265,451	5,358,321
STXE	1,772,689	—	—	3,932,685	1,599,535
BUXX(a)	8,107,581	—	—	9,514,662	4,093,148
STXI(b)	359,503	—	—	392,940	—
STXM(c)	127,321	636	—	186,364	21,665
FTWO(d)	354,676	—	—	332,147	76,248
STXK	469,195	—	85,083	895,104	530,975
STXT(a)	3,133,164	—	—	5,676,002	3,637,215
DRLL	3,752,372	—	—	8,592,613	9,743,291
SHOC	131,833	—	—	299,204	254,625

(a) The Fund commenced operations on August 9, 2023.
(b) The Fund commenced operations on June 25, 2024.
(c) The Fund commenced operations on April 10, 2024.
(d) The Fund commenced operations on August 30, 2023.

NOTE 7 – CREDIT FACILITY

The Custodian has made available to STXE and another series of the Trust a $30 million secured credit facility, pursuant to a Loan Agreement (“Agreement”) effective December 10, 2025, expiring on December 9, 2026, for the purposes of having cash available to satisfy redemption requests. Advances under the Agreement would be limited to the lesser of $30 million, 25% of the gross market value of the Fund, or 33.33% of the unencumbered assets of the Fund. Principal is due 45 days after the initial advance and at the maturity. Interest is payable monthly in arrears. Under the credit facility, the interest rate paid on outstanding borrowings is equal to the lender’s prime rate. As of the current fiscal period, the prime rate was 6.75%. The interest paid on outstanding borrowings is paid by the Adviser. For the current fiscal period, STXE’s did not utilize the credit facility.

As of the current fiscal period, STXE had no outstanding borrowings under the Agreement.

37

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
December 31, 2025 (Unaudited)

NOTE 8 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no transactions that occurred during the period subsequent to the current fiscal period that materially impacted the amounts or disclosures in the Funds’ financial statements.

38

STRIVE ETFs
FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal period ended June 30, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income were as follows:

STXD	100.00%
STXG	100.00%
STXV	97.25%
STRV	97.22%
STXE	39.44%
BUXX	0.00%
STXI	95.45%
STXM	82.47%
FTWO	100.00%
STXK	82.73%
STXT	0.00%
DRLL	100.00%
SHOC	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended June 30, 2025, were as follows:

STXD	100.00%
STXG	100.00%
STXV	93.65%
STRV	92.74%
STXE	0.00%
BUXX	0.00%
STXI	0.00%
STXM	78.91%
FTWO	100.00%
STXK	81.32%
STXT	0.00%
DRLL	100.00%
SHOC	100.00%

39

STRIVE ETFs
FEDERAL TAX INFORMATION (UNAUDITED) (CONTINUED)

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871(k)(2)(C) for the fiscal period ended June 30, 2025, were as follows:

STXD	0.00%
STXG	0.00%
STXV	0.00%
STRV	0.00%
STXE	0.64%
BUXX	0.00%
STXI	0.00%
STXM	2.31%
FTWO	0.00%
STXK	0.00%
STXT	0.00%
DRLL	0.00%
SHOC	0.00%

40

STRIVE ETFs
FOREIGN TAX CREDIT PASS THROUGH (UNAUDITED)

Pursuant to Section 853 of the Internal Revenue code, the Funds designate the following amounts as foreign taxes paid for the current fiscal period. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

	Creditable Foreign Tax Credit Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived From Foreign Sourced Income
STXE	$332,160	$0.10	99.80%
STXI	57,342	0.09	100.00%

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figures may differ from those cited elsewhere in this report due to difference in the calculation of income and gains under GAAP purposes and Internal Revenue Service purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

41

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment
Companies.

There were no matters concerning changes in and disagreements with Accountants on accounting and financial disclosures required by Item 304 of Regulation S-K.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted during the period covered by the report to a vote of shareholders.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management
Investment Companies

Not applicable. The Independent Trustees are paid by the Adviser out. See Note 3 to the Financial Statements under Item 7.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts.
Not applicable.
Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Changes in and Disagreements with Accountants for Open-End Management Investment
Companies.

There were no matters concerning changes in and disagreements with Accountants on accounting and financial disclosures required by Item 304 of Regulation S-K.

Item 19. Exhibits.

(a)	(1)
Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2)
Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4)
Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(5)	Change in the registrant’s independent public accountant. Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	February 25, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	February 25, 2026

By (Signature and Title)	/s/ Sean R. Hegarty, CPA
Sean R. Hegarty, CPA, Treasurer (principal financial officer)

Date:	February 25, 2026